UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-09

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

February 28, 2009

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

COMMON STOCKS ― 40.9%

AEROSPACE & DEFENSE ― 0.7%
75,000	BAE Systems plc	$ 397,160
8,813	General Dynamics Corp.	386,186
8,875	Goodrich Corp.	294,117
14,858	Honeywell International, Inc.	398,640
766	L-3 Communications Holdings, Inc.	51,820
26,656	Northrop Grumman Corp.	995,868
13,872	Raytheon Co.	554,464
3,200	Rockwell Collins, Inc.	99,840
		3,178,095
AIR FREIGHT & LOGISTICS ― 0.1%
1,028	C.H. Robinson Worldwide, Inc.	42,539
1,840	FedEx Corp.	79,506
13,025	United Parcel Service, Inc., Class B	536,370
		658,415
AIRLINES ― 0.2%
9,100	Alaska Air Group, Inc.(1)	199,381
16,180	Ryanair Holdings plc ADR(1)	385,731
32,675	Southwest Airlines Co.	192,456
		777,568
AUTO COMPONENTS ― 0.1%
1,923	Autoliv, Inc.	28,614
14,400	BorgWarner, Inc.	248,400
3,240	Cie Generale des Etablissements Michelin, Class B	105,709
3,331	Magna International, Inc., Class A	85,473
14,000	NGK Insulators Ltd.	183,765
9,487	TRW Automotive Holdings Corp.(1)	23,812
		675,773
AUTOMOBILES ― 0.2%
4,190	Bayerische Motoren Werke AG	104,659
18,500	Honda Motor Co. Ltd.	444,436
12,300	Toyota Motor Corp.	392,791
		941,886
BEVERAGES ― 0.8%
17,220	Anheuser-Busch InBev NV	475,448
48,148	Coca-Cola Co. (The)	1,966,846
69,460	Foster's Group Ltd.	242,753
20,600	Pepsi Bottling Group, Inc.	381,100
15,854	PepsiCo, Inc.	763,211
		3,829,358
BIOTECHNOLOGY ― 0.9%
11,400	Alexion Pharmaceuticals, Inc.(1)	389,880
35,294	Amgen, Inc.(1)	1,726,935
5,618	Celgene Corp.(1)	251,293
3,871	Cephalon, Inc.(1)	253,899
32,073	CSL Ltd.	744,413
2,700	Genentech, Inc.(1)	230,985
10,635	Gilead Sciences, Inc.(1)	476,448

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

2,096	Isis Pharmaceuticals, Inc.(1)	$ 26,955
		4,100,808
CAPITAL MARKETS ― 1.0%
18,800	AllianceBernstein Holding LP	228,796
15,208	Ameriprise Financial, Inc.	242,416
31,888	Bank of New York Mellon Corp. (The)	706,957
1,000	BlackRock, Inc.	96,810
14,920	Credit Suisse Group AG	366,401
9,350	EFG International AG	65,077
3,910	Federated Investors, Inc., Class B	73,743
10,604	Goldman Sachs Group, Inc. (The)	965,812
4,063	Janus Capital Group, Inc.	17,918
6,560	Julius Baer Holding AG	152,022
11,505	Knight Capital Group, Inc., Class A(1)	202,373
4,700	Lazard Ltd., Class A	114,116
18,122	Legg Mason, Inc.	232,505
30,622	Morgan Stanley	598,354
9,297	Northern Trust Corp.	516,448
3,833	Raymond James Financial, Inc.	53,509
1,361	T. Rowe Price Group, Inc.	30,949
		4,664,206
CHEMICALS ― 1.3%
3,300	Agrium, Inc.	114,774
6,350	Air Liquide SA	466,860
1,882	Air Products & Chemicals, Inc.	87,043
1,576	Ashland, Inc.	9,314
2,900	Celanese Corp., Class A	24,766
8,543	CF Industries Holdings, Inc.	549,571
7,885	Dow Chemical Co. (The)	56,457
32,663	E.I. du Pont de Nemours & Co.	612,758
2,216	Ecolab, Inc.	70,424
3,167	FMC Corp.	128,042
7,467	International Flavors & Fragrances, Inc.	196,457
5,600	Intrepid Potash, Inc.(1)	125,664
3,787	K+S AG	170,524
990	Minerals Technologies, Inc.	29,621
14,052	Monsanto Co.	1,071,746
4,900	Mosaic Co. (The)	210,945
1,400	Potash Corp. of Saskatchewan	117,558
11,200	PPG Industries, Inc.	347,872
2,074	Rohm & Haas Co.	107,993
8,200	Scotts Miracle-Gro Co. (The), Class A	229,026
4,543	Syngenta AG	966,887
10,471	Terra Industries, Inc.	270,047
2,520	Yara International ASA	53,748
		6,018,097
COMMERCIAL BANKS ― 1.1%
28,247	Associated Banc-Corp.	408,452
29,030	Banco Santander SA	179,003
1,776	Bank of Montreal	39,303
88,000	Bank of Yokohama Ltd. (The)	373,503
7,610	BB&T Corp.	122,749

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

5,490	BNP Paribas	$ 180,157
18,670	Commonwealth Bank of Australia	351,288
19,100	Hang Seng Bank Ltd.	211,178
20,398	HSBC Holdings plc (Hong Kong)	146,127
40,281	HSBC Holdings plc (London)	281,649
110,220	Intesa Sanpaolo SpA	268,278
24,747	National Bank of Greece SA	305,930
79,000	Oversea-Chinese Banking Corp. Ltd.	226,493
5,600	PNC Financial Services Group, Inc.	153,104
313	Royal Bank of Canada	7,596
6,900	Sumitomo Mitsui Financial Group, Inc.	219,893
4,922	Toronto-Dominion Bank (The)	144,411
33,678	U.S. Bancorp.	481,932
883	Valley National Bancorp.	10,093
74,898	Wells Fargo & Co.	906,266
		5,017,405
COMMERCIAL SERVICES & SUPPLIES ― 0.5%
26,140	Aggreko plc	133,051
16,472	Avery Dennison Corp.	331,911
25,609	Pitney Bowes, Inc.	493,998
24,400	R.R. Donnelley & Sons Co.	190,076
7,866	Republic Services, Inc.	156,533
86,910	Serco Group plc	480,316
4,000	Tetra Tech, Inc.(1)	89,600
21,792	Waste Management, Inc.	588,384
		2,463,869
COMMUNICATIONS EQUIPMENT ― 0.5%
95,491	Cisco Systems, Inc.(1)	1,391,304
1,598	F5 Networks, Inc.(1)	31,960
7,923	Motorola, Inc.	27,889
6,569	Nokia Oyj ADR	61,486
2,645	Polycom, Inc.(1)	35,178
15,500	QUALCOMM, Inc.	518,165
11,490	Research In Motion Ltd.(1)	458,911
14,090	Tellabs, Inc.(1)	53,542
		2,578,435
COMPUTERS & PERIPHERALS ― 0.7%
12,697	Apple, Inc.(1)	1,133,969
13,719	Diebold, Inc.	303,464
44,285	EMC Corp.(1)	464,992
38,399	Hewlett-Packard Co.	1,114,723
8,868	Lexmark International, Inc., Class A(1)	151,998
2,065	NCR Corp.(1)	16,355
10,700	NetApp, Inc.(1)	143,808
1,886	QLogic Corp.(1)	17,389
5,800	Western Digital Corp.(1)	79,228
		3,425,926
CONSTRUCTION & ENGINEERING ― 0.4%
16,356	AECOM Technology Corp.(1)	401,213
7,845	EMCOR Group, Inc.(1)	120,891
9,497	Fluor Corp.	315,775
29,083	Quanta Services, Inc.(1)	511,861

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

12,574	Shaw Group, Inc. (The)(1)	$ 293,477
5,804	URS Corp.(1)	179,460
		1,822,677
CONSTRUCTION MATERIALS(2)
11,110	CRH plc	230,408

CONSUMER FINANCE ― 0.1%
4,040	Capital One Financial Corp.	48,682
34,523	Discover Financial Services	197,817
		246,499
CONTAINERS & PACKAGING ― 0.3%
31,242	Bemis Co., Inc.	580,164
27,144	Crown Holdings, Inc.(1)	572,195
78,150	Rexam plc	291,985
2,265	Rock-Tenn Co., Class A	62,537
927	Sonoco Products Co.	17,863
		1,524,744
DISTRIBUTORS ― 0.1%
13,490	Genuine Parts Co.	379,609

DIVERSIFIED ― 0.1%
1,600	iShares Russell 1000 Growth Index Fund	51,984
8,000	PowerShares QQQ	220,240
		272,224
DIVERSIFIED CONSUMER SERVICES ― 0.6%
6,601	Apollo Group, Inc., Class A(1)	478,572
9,800	Benesse Corp.	389,848
24,000	Corinthian Colleges, Inc.(1)	472,800
2,100	DeVry, Inc.	109,095
46,154	H&R Block, Inc.	881,541
6,400	ITT Educational Services, Inc.(1)	726,400
		3,058,256
DIVERSIFIED FINANCIAL SERVICES ― 0.9%
142,773	Bank of America Corp.	563,953
85,681	Citigroup, Inc.	128,522
4,120	Deutsche Boerse AG	189,481
2,400	IntercontinentalExchange, Inc.(1)	136,248
128,182	JPMorgan Chase & Co.	2,928,959
15,834	McGraw-Hill Cos., Inc. (The)	312,405
		4,259,568
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.8%
189,291	AT&T, Inc.	4,499,447
8,219	BCE, Inc.	160,413
3,300	CenturyTel, Inc.	86,889
9,780	Deutsche Telekom AG	118,396
8,914	Embarq Corp.	311,723
61,040	Koninklijke KPN NV	787,232
16,760	Telefonica SA	312,130
108,140	Telstra Corp. Ltd.	244,866
72,356	Verizon Communications, Inc.	2,064,317
790	Windstream Corp.	5,893
		8,591,306

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

ELECTRIC UTILITIES ― 0.7%
8,580	E.ON AG	$ 220,580
1,200	Edison International	32,664
3,440	Entergy Corp.	231,822
17,323	Exelon Corp.	817,992
11,136	FPL Group, Inc.	504,795
12,944	IDACORP, Inc.	315,057
78	Pepco Holdings, Inc.	1,170
22,700	PPL Corp.	633,103
29,550	Westar Energy, Inc.	499,395
		3,256,578
ELECTRICAL EQUIPMENT ― 0.3%
13,850	ABB Ltd.(1)	167,418
5,950	ALSTOM SA	283,461
3,100	Cooper Industries Ltd., Class A	65,379
14,331	Emerson Electric Co.	383,354
5,600	Energy Conversion Devices, Inc.(1)	122,808
6,170	Gamesa Corp Tecnologica SA	82,276
15,740	Hubbell, Inc., Class B	414,277
2,500	Vestas Wind Systems A/S(1)	109,314
		1,628,287
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
1,700	Anixter International, Inc.(1)	49,997
2,700	Arrow Electronics, Inc.(1)	44,901
52,008	Celestica, Inc.(1)	164,345
43,060	Molex, Inc.	489,592
3,900	Murata Manufacturing Co. Ltd.	147,934
24,000	Nippon Electric Glass Co. Ltd.	154,411
26,941	Tyco Electronics Ltd.	255,401
		1,306,581
ENERGY EQUIPMENT & SERVICES ― 0.5%
26,550	AMEC plc	206,357
3,000	Baker Hughes, Inc.	87,930
11,054	Cameron International Corp.(1)	213,121
4,800	CARBO Ceramics, Inc.	166,848
23,925	National Oilwell Varco, Inc.(1)	639,516
7,637	Noble Corp.	187,794
2,390	Patterson-UTI Energy, Inc.	20,530
22,118	Saipem SpA	343,587
16,284	Schlumberger Ltd.	619,769
5,700	Weatherford International Ltd.(1)	60,819
		2,546,271
FOOD & STAPLES RETAILING ― 1.2%
1,722	Costco Wholesale Corp.	72,909
7,800	FamilyMart Co. Ltd.	263,540
51,860	Koninklijke Ahold NV	581,210
21,362	Kroger Co. (The)	441,553
14,848	Safeway, Inc.	274,688
5,743	Shoppers Drug Mart Corp.	195,331
10,875	SUPERVALU, INC.	169,759
11,510	SYSCO Corp.	247,465
113,516	Tesco plc	540,187

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

30,900	Walgreen Co.	$ 737,274
40,522	Wal-Mart Stores, Inc.	1,995,303
		5,519,219
FOOD PRODUCTS ― 1.2%
14,362	Archer-Daniels-Midland Co.	382,891
42,990	Cadbury plc	329,835
5,236	Campbell Soup Co.	140,168
39,225	ConAgra Foods, Inc.	591,513
6,200	Dean Foods Co.(1)	126,790
6,548	General Mills, Inc.	343,639
4,310	Groupe Danone	206,630
7,536	H.J. Heinz Co.	246,201
3,361	Hershey Co. (The)	113,232
5,782	J.M. Smucker Co. (The)	214,628
12,480	Kellogg Co.	485,721
40,465	Kraft Foods, Inc., Class A	921,793
29,030	Nestle SA	949,226
2,300	Ralcorp Holdings, Inc.(1)	139,380
16,070	Unilever NV CVA	310,450
21,900	Unilever NV New York Shares	418,509
		5,920,606
GAS UTILITIES ― 0.1%
7,379	Southwest Gas Corp.	143,817
58,000	Tokyo Gas Co. Ltd.	232,158
9,139	WGL Holdings, Inc.	277,460
		653,435
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.0%
2,100	Alcon, Inc.	172,956
3,900	Baxter International, Inc.	198,549
13,330	Beckman Coulter, Inc.	597,717
8,937	Becton, Dickinson & Co.	553,111
39,415	Boston Scientific Corp.(1)	276,693
6,180	C.R. Bard, Inc.	496,007
2,760	Cie Generale d'Optique Essilor International SA	95,621
6,400	Covidien Ltd.	202,688
4,100	DENTSPLY International, Inc.	94,792
5,200	Edwards Lifesciences Corp.(1)	289,172
4,445	Gen-Probe, Inc.(1)	180,334
418	Hospira, Inc.(1)	9,698
900	Intuitive Surgical, Inc.(1)	81,864
2,600	Kinetic Concepts, Inc.(1)	56,628
18,900	Medtronic, Inc.	559,251
2,400	Mettler-Toledo International, Inc.(1)	127,944
6,313	St. Jude Medical, Inc.(1)	209,339
5,071	STERIS Corp.	116,937
6,700	Terumo Corp.	205,771
1,277	Varian Medical Systems, Inc.(1)	38,961
6,589	Zimmer Holdings, Inc.(1)	230,747
		4,794,780
HEALTH CARE PROVIDERS & SERVICES ― 1.0%
2,697	Aetna, Inc.	64,377
319	AMERIGROUP Corp.(1)	7,905

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

3,100	CIGNA Corp.	$ 48,856
23,895	Express Scripts, Inc.(1)	1,201,919
12,487	Fresenius Medical Care AG & Co. KGaA	514,276
5,748	Humana, Inc.(1)	136,055
7,298	LifePoint Hospitals, Inc.(1)	153,404
1,583	Magellan Health Services, Inc.(1)	52,492
15,100	Medco Health Solutions, Inc.(1)	612,758
25,708	Omnicare, Inc.	666,608
2,330	Owens & Minor, Inc.	78,544
5,838	Quest Diagnostics, Inc.	267,556
42,840	Sonic Healthcare Ltd.	326,848
24,272	UnitedHealth Group, Inc.	476,945
7,840	WellPoint, Inc.(1)	265,933
		4,874,476
HOTELS, RESTAURANTS & LEISURE ― 0.6%
23,420	Carnival plc	478,423
132,440	Compass Group plc	585,533
5,500	Darden Restaurants, Inc.	149,270
15,364	International Speedway Corp., Class A	296,986
6,572	McDonald's Corp.	343,387
2,400	Panera Bread Co., Class A(1)	105,696
26,192	Speedway Motorsports, Inc.	310,899
15,700	Starbucks Corp.(1)	143,655
632	Starwood Hotels & Resorts Worldwide, Inc.	7,325
96,010	TUI Travel plc	303,302
2,589	WMS Industries, Inc.(1)	46,938
		2,771,414
HOUSEHOLD DURABLES ― 0.3%
15,100	KB Home	134,390
1,800	M.D.C. Holdings, Inc.	45,414
2,500	Mohawk Industries, Inc.(1)	56,475
32,100	Newell Rubbermaid, Inc.	181,365
903	NVR, Inc.(1)	300,491
5,000	Pulte Homes, Inc.	45,900
28,000	Sharp Corp.	217,983
6,300	Toll Brothers, Inc.(1)	99,855
6,415	Whirlpool Corp.	142,606
		1,224,479
HOUSEHOLD PRODUCTS ― 0.8%
3,186	Clorox Co.	154,840
1,309	Colgate-Palmolive Co.	78,776
21,111	Kimberly-Clark Corp.	994,539
31,015	Procter & Gamble Co. (The)	1,493,992
18,656	Reckitt Benckiser Group plc	718,034
6,900	Unicharm Corp.	449,375
		3,889,556
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
52,930	International Power plc	179,593
14,271	Mirant Corp.(1)	174,534
24,578	NRG Energy, Inc.(1)	464,524
26,021	Reliant Energy, Inc.(1)	90,033
		908,684

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

INDUSTRIAL CONGLOMERATES ― 0.6%
8,712	3M Co.	$ 396,047
292,192	General Electric Co.	2,486,554
10,500	Tyco International Ltd.	210,525
		3,093,126
INSURANCE ― 1.5%
4,864	ACE Ltd.	177,585
19,699	Admiral Group plc	240,109
39,138	Allstate Corp. (The)	658,693
3,283	American Financial Group, Inc.	51,083
6,300	Aon Corp.	240,912
4,964	Aspen Insurance Holdings Ltd.	108,166
5,100	Axis Capital Holdings Ltd.	114,138
10	Berkshire Hathaway, Inc., Class A(1)	786,000
15,386	Chubb Corp. (The)	600,669
1,089	Endurance Specialty Holdings Ltd.	24,361
17,800	Fidelity National Financial, Inc., Class A	294,946
3,300	Hartford Financial Services Group, Inc. (The)	20,130
8,100	Loews Corp.	160,785
45,363	Marsh & McLennan Cos., Inc.	813,359
5,172	MetLife, Inc.	95,475
5,410	Muenchener Rueckversicherungs-Gesellschaft AG	663,711
112	Odyssey Re Holdings Corp.	5,203
3,300	PartnerRe Ltd.	204,270
2,459	Prudential Financial, Inc.	40,352
1,400	Reinsurance Group of America, Inc.	38,080
112	Sony Financial Holdings, Inc.	284,115
8,800	Torchmark Corp.	181,280
25,011	Travelers Cos., Inc. (The)	904,148
3,140	Zurich Financial Services AG	445,920
		7,153,490
INTERNET & CATALOG RETAIL ― 0.2%
2,061	Amazon.com, Inc.(1)	133,532
6,300	Netflix, Inc.(1)	227,682
770	Rakuten, Inc.	394,957
		756,171

INTERNET SOFTWARE & SERVICES ― 0.4%
4,600	Equinix, Inc.(1)	213,486
3,425	Google, Inc., Class A(1)	1,157,616
5,100	Open Text Corp.(1)	161,211
6,900	Sohu.com, Inc.(1)	340,860
		1,873,173
IT SERVICES ― 0.9%
13,169	Accenture Ltd., Class A	384,403
5,417	Affiliated Computer Services, Inc., Class A(1)	252,595
6,625	Alliance Data Systems Corp.(1)	196,100
6,300	Fiserv, Inc.(1)	205,506
7,200	Global Payments, Inc.	220,896
23,750	Indra Sistemas SA	434,913
26,369	International Business Machines Corp.	2,426,739
4,851	SAIC, Inc.(1)	91,732

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

4,467	Visa, Inc., Class A	$ 253,324
		4,466,208
LEISURE EQUIPMENT & PRODUCTS(2)
4,660	Mattel, Inc.	$55,174
2,463	Polaris Industries, Inc.	45,344
3,089	RC2 Corp.(1)	14,488
		115,006
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
4,700	Lonza Group AG	451,681
4,300	QIAGEN NV(1)	68,886
19,600	Thermo Fisher Scientific, Inc.(1)	710,696
		1,231,263
MACHINERY ― 0.6%
15,972	AGCO Corp.(1)	273,760
4,200	Briggs & Stratton Corp.	51,156
11,000	Caterpillar, Inc.	270,710
14,144	Dover Corp.	352,751
3,960	Flowserve Corp.	199,861
3,600	Illinois Tool Works, Inc.	100,080
18,500	Ingersoll-Rand Co. Ltd., Class A	262,330
2,600	ITT Corp.	97,110
23,000	Japan Steel Works Ltd. (The)	205,514
11,400	Kurita Water Industries Ltd.	192,260
8,300	Navistar International Corp.(1)	234,060
3,500	PACCAR, Inc.	87,745
7,800	Parker-Hannifin Corp.	260,286
5,170	Valmont Industries, Inc.	225,205
		2,812,828
MARINE(2)
6,400	Diana Shipping, Inc.	75,072
3,500	Genco Shipping & Trading Ltd.	42,945
8,000	Mitsui OSK Lines Ltd.	40,753
		158,770
MEDIA ― 0.9%
79,690	British Sky Broadcasting Group plc	534,414
47,969	CBS Corp., Class B	204,828
34,595	Comcast Corp., Class A	451,811
24,800	DIRECTV Group, Inc. (The)(1)	494,512
4,098	DISH Network Corp., Class A(1)	46,103
47,943	Gannett Co., Inc.	155,335
3,632	Interpublic Group of Cos., Inc. (The)(1)	13,838
4,000	Publicis Groupe	93,430
21,673	Reed Elsevier plc	161,815
5,500	Scripps Networks Interactive, Inc., Class A	109,505
40,808	SES SA Fiduciary Depositary Receipt	755,271
114,454	Time Warner, Inc.	873,284
24,000	Viacom, Inc., Class B(1)	369,360
8,933	Walt Disney Co. (The)	149,806
		4,413,312
METALS & MINING ― 0.4%
3,400	Agnico-Eagle Mines Ltd. New York Shares	169,524

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

33,470	BHP Billiton Ltd.	$ 608,998
4,807	Cliffs Natural Resources, Inc.	74,172
899	Compass Minerals International, Inc.	46,946
9,600	Kinross Gold Corp. New York Shares	151,488
6,311	Newmont Mining Corp.	262,727
12,300	Nucor Corp.	413,895
6,890	Rio Tinto Ltd.	201,490
4,400	Schnitzer Steel Industries, Inc., Class A	126,016
1,308	United States Steel Corp.	25,728
		2,080,984
MULTILINE RETAIL ― 0.7%
27,437	Dollar Tree, Inc.(1)	1,065,104
22,591	Family Dollar Stores, Inc.	619,897
22,600	Kohl's Corp.(1)	794,164
15,700	Macy's, Inc.	123,559
11,830	Next plc	197,292
17,637	Target Corp.	499,304
		3,299,320
MULTI-UTILITIES ― 0.3%
2,880	Ameren Corp.	68,486
24,319	CenterPoint Energy, Inc.	250,972
11,203	Public Service Enterprise Group, Inc.	305,730
900	Sempra Energy	37,413
9,631	Wisconsin Energy Corp.	383,507
13,441	Xcel Energy, Inc.	238,443
		1,284,551
OFFICE ELECTRONICS(2)
26,400	Xerox Corp.	136,752

OIL, GAS & CONSUMABLE FUELS ― 5.2%
7,337	Alpha Natural Resources, Inc.(1)	135,001
6,925	Anadarko Petroleum Corp.	242,029
16,566	Apache Corp.	978,885
64,980	BG Group plc	927,239
13,474	BP plc ADR	516,863
59,644	Chevron Corp.	3,620,987
54,965	ConocoPhillips	2,052,943
6,200	Continental Resources, Inc.(1)	98,518
14,300	Devon Energy Corp.	624,481
11,150	EnCana Corp.	438,975
29,250	ENI SpA	584,299
7,977	EOG Resources, Inc.	399,169
18,901	EQT Corp.	581,206
115,539	Exxon Mobil Corp.	7,845,098
2,437	Frontline Ltd.	49,447
2,200	Hess Corp.	120,318
7,363	McMoRan Exploration Co.(1)	33,796
15,059	Occidental Petroleum Corp.	781,110
29,407	Petrohawk Energy Corp.(1)	500,507
5,987	Plains Exploration & Production Co.(1)	114,591
19,500	Quicksilver Resources, Inc.(1)	117,000
4,800	Range Resources Corp.	170,736
28,400	Royal Dutch Shell plc ADR	1,248,748

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

7,700	Southwestern Energy Co.(1)	$ 221,529
20,720	StatoilHydro ASA	346,327
7,287	Stone Energy Corp.(1)	28,856
5,899	Sunoco, Inc.	197,322
32,996	Total SA	1,561,434
2,600	Ultra Petroleum Corp.(1)	91,364
12,590	Valero Energy Corp.	243,994
8,479	W&T Offshore, Inc.	68,256
		24,941,028
PAPER & FOREST PRODUCTS ― 0.1%
9,800	International Paper Co.	55,762
17,714	Weyerhaeuser Co.	427,970
		483,732
PERSONAL PRODUCTS ― 0.1%
1,800	Chattem, Inc.(1)	114,174
3,100	Estee Lauder Cos., Inc. (The), Class A	70,215
2,532	Mead Johnson Nutrition Co., Class A(1)	69,858
		254,247
PHARMACEUTICALS ― 3.3%
20,641	Abbott Laboratories	977,145
1,568	Allergan, Inc.	60,744
5,820	Bayer AG	280,304
13,526	Bristol-Myers Squibb Co.	249,014
39,953	Eli Lilly & Co.	1,173,819
3,293	Endo Pharmaceuticals Holdings, Inc.(1)	62,501
5,024	Forest Laboratories, Inc.(1)	107,715
41,242	GlaxoSmithKline plc	629,494
78,573	Johnson & Johnson	3,928,650
31,243	King Pharmaceuticals, Inc.(1)	229,324
57,098	Merck & Co., Inc.	1,381,772
10,450	Novartis AG	380,331
18,650	Novo Nordisk A/S B Shares	906,324
217,824	Pfizer, Inc.	2,681,413
5,342	Roche Holding Ltd.	605,819
12,761	Schering-Plough Corp.	221,914
5,251	Sepracor, Inc.(1)	78,660
3,985	Watson Pharmaceuticals, Inc.(1)	112,656
37,532	Wyeth	1,532,056
		15,599,655
PROFESSIONAL SERVICES ― 0.3%
53,755	Capita Group plc (The)	510,114
67,310	Experian plc	399,528
12,410	Randstad Holding NV	181,731
3,100	Robert Half International, Inc.	47,647
300	SGS SA	270,959
		1,409,979
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
7,600	Annaly Capital Management, Inc.	105,640
1,027	Boston Properties, Inc.	38,091
6,300	Developers Diversified Realty Corp.	18,585
6,900	Digital Realty Trust, Inc.	206,241
30,849	Host Hotels & Resorts, Inc.	114,141

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

908	Public Storage	$ 50,376
5,627	Simon Property Group, Inc.	186,254
		719,328
ROAD & RAIL ― 0.2%
1,745	Burlington Northern Santa Fe Corp.	102,554
4,040	Canadian National Railway Co.	129,755
30	Central Japan Railway Co.	181,522
2,359	CSX Corp.	58,220
3,885	Heartland Express, Inc.	48,058
2,271	Norfolk Southern Corp.	72,036
12,241	Union Pacific Corp.	459,282
		1,051,427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.9%
25,400	Altera Corp.	389,382
41,384	Amkor Technology, Inc.(1)	70,767
1,683	Analog Devices, Inc.	31,371
63,484	Applied Materials, Inc.	584,688
17,320	ASML Holding NV	267,267
19,294	Broadcom Corp., Class A(1)	317,386
74,393	Intel Corp.	947,767
9,277	KLA-Tencor Corp.	160,028
8,764	Linear Technology Corp.	191,055
25,872	LSI Corp.(1)	75,029
30,400	Marvell Technology Group Ltd.(1)	228,304
17,098	Microsemi Corp.(1)	172,861
1,440	National Semiconductor Corp.	15,696
12,800	NVIDIA Corp.(1)	105,984
31,978	Texas Instruments, Inc.	458,884
8,000	Xilinx, Inc.	141,440
		4,157,909
SOFTWARE ― 1.2%
29,310	Autonomy Corp. plc(1)	508,854
4,000	BMC Software, Inc.(1)	118,520
3,400	Cerner Corp.(1)	124,440
9,411	Macrovision Solutions Corp.(1)	148,035
9,600	McAfee, Inc.(1)	268,320
131,352	Microsoft Corp.	2,121,335
1,700	Nintendo Co. Ltd.	481,864
71,117	Oracle Corp.(1)	1,105,158
10,141	Quest Software, Inc.(1)	114,593
1,800	salesforce.com, inc.(1)	50,400
5,823	Sybase, Inc.(1)	158,269
16,700	Symantec Corp.(1)	230,961
4,470	Synopsys, Inc.(1)	83,276
10,708	UbiSoft Entertainment SA(1)	161,500
		5,675,525
SPECIALTY RETAIL ― 0.9%
6,500	Advance Auto Parts, Inc.	248,625
660	AutoZone, Inc.(1)	93,872
11,000	Best Buy Co., Inc.	317,020
11,200	CarMax, Inc.(1)	105,616
1,800	FAST RETAILING CO. LTD.	180,383

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

44,628	Gap, Inc. (The)	$ 481,536
26,545	Home Depot, Inc. (The)	554,525
7,700	J. Crew Group, Inc.(1)	86,702
78,200	Kingfisher plc	141,013
43,390	Lowe's Cos., Inc.	687,298
3,400	Nitori Co. Ltd.	180,374
9,200	O'Reilly Automotive, Inc.(1)	306,912
6,900	PetSmart, Inc.	138,276
4,686	RadioShack Corp.	34,348
10,103	Ross Stores, Inc.	298,241
1,698	Sherwin-Williams Co. (The)	78,023
24,900	Staples, Inc.	397,155
4,900	TJX Cos., Inc. (The)	109,123
869	Tractor Supply Co.(1)	27,148
		4,466,190
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
63,461	Burberry Group plc	232,115
2,072	Polo Ralph Lauren Corp.	71,422
7,500	VF Corp.	389,250
		692,787
TOBACCO ― 0.4%
35,524	Altria Group, Inc.	548,491
18,877	British American Tobacco plc	484,921
11,800	Lorillard, Inc.	689,592
12,135	Philip Morris International, Inc.	406,158
		2,129,162
TRADING COMPANIES & DISTRIBUTORS(2)
2,700	WESCO International, Inc.(1)	44,820

WATER UTILITIES ― 0.1%
17,900	Aqua America, Inc.	329,360

WIRELESS TELECOMMUNICATION SERVICES ― 0.5%
22,600	American Tower Corp., Class A(1)	658,112
9,484	MetroPCS Communications, Inc.(1)	137,518
3,100	NII Holdings, Inc.(1)	39,711
160	NTT DoCoMo, Inc.	250,293
33,396	SBA Communications Corp., Class A(1)	693,969
36,000	Sprint Nextel Corp.(1)	118,440
296,330	Vodafone Group plc	526,760
		2,424,803
TOTAL COMMON STOCKS
(Cost $252,406,526)		195,264,404
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 17.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.6%
$ 2,727,594	FHLMC, VRN, 5.98%, 11/1/11(4)	2,831,761

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 16.6%
3,792	FHLMC, 6.50%, 12/1/12(4)	3,977
53,219	FHLMC, 7.00%, 6/1/14(4)	55,904

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 72,321	FHLMC, 6.50%, 6/1/16(4)	$ 75,852
1,978,276	FHLMC, 4.50%, 1/1/19(4)	2,024,230
2,035,586	FHLMC, 5.00%, 1/1/21(4)	2,099,728
811,824	FHLMC, 5.00%, 4/1/21(4)	837,405
15,584	FHLMC, 8.00%, 7/1/30(4)	16,556
44,169	FHLMC, 6.50%, 5/1/31(4)	46,588
697,315	FHLMC, 5.50%, 12/1/33(4)	717,068
4,176,777	FHLMC, 5.50%, 1/1/38(4)	4,282,688
17,749,729	FHLMC, 6.00%, 11/1/38	18,397,309
246,257	FHLMC, 6.50%, 7/1/47(4)	256,864
3,185	FNMA, 6.50%, 5/1/11(4)	3,338
16,586	FNMA, 6.50%, 5/1/11(4)	17,381
2,176	FNMA, 6.50%, 2/1/12(4)	2,284
9,571	FNMA, 6.50%, 4/1/12(4)	10,044
8,406	FNMA, 6.50%, 5/1/12(4)	8,822
43,710	FNMA, 6.00%, 4/1/14(4)	45,866
7,380	FNMA, 7.50%, 6/1/15(4)	7,755
1,107,551	FNMA, 4.50%, 5/1/19(4)	1,131,895
1,123,183	FNMA, 4.50%, 5/1/19(4)	1,147,870
1,728,922	FNMA, 5.00%, 9/1/20(4)	1,782,861
1,720	FNMA, 7.00%, 6/1/26(4)	1,840
20,990	FNMA, 7.50%, 3/1/27(4)	22,492
32,661	FNMA, 6.50%, 6/1/29(4)	34,490
14,295	FNMA, 7.00%, 7/1/29(4)	15,285
76,014	FNMA, 7.00%, 7/1/29(4)	81,254
34,695	FNMA, 7.00%, 3/1/30(4)	37,096
37,012	FNMA, 7.50%, 8/1/30(4)	39,579
17,248	FNMA, 7.50%, 9/1/30(4)	18,445
150,955	FNMA, 6.50%, 9/1/31(4)	159,314
43,928	FNMA, 7.00%, 9/1/31(4)	46,969
55,017	FNMA, 6.50%, 1/1/32(4)	58,029
387,348	FNMA, 7.00%, 6/1/32(4)	414,104
1,496,456	FNMA, 5.50%, 6/1/33(4)	1,539,312
2,557,109	FNMA, 5.50%, 8/1/33(4)	2,630,341
659,652	FNMA, 5.50%, 9/1/33(4)	678,544
4,135,005	FNMA, 5.00%, 11/1/33(4)	4,223,428
4,353,148	FNMA, 5.50%, 1/1/34(4)	4,475,667
3,440,751	FNMA, 4.50%, 9/1/35(4)	3,453,577
4,722,277	FNMA, 5.00%, 2/1/36(4)	4,815,880
977,988	FNMA, 5.50%, 4/1/36(4)	1,004,162
372,473	FNMA, 5.00%, 10/1/36(4)	379,507
3,361,428	FNMA, 5.50%, 12/1/36(4)	3,448,240
2,072,113	FNMA, 5.50%, 2/1/37(4)	2,125,627
3,736,445	FNMA, 6.50%, 8/1/37(4)	3,899,768
158,981	FNMA, 6.50%, 6/1/47(4)	165,828
384,845	FNMA, 6.50%, 8/1/47(4)	401,421
512,229	FNMA, 6.50%, 8/1/47(4)	534,292
63,835	FNMA, 6.50%, 9/1/47(4)	66,584
1,346,528	FNMA, 6.50%, 9/1/47(4)	1,404,527
521,537	FNMA, 6.50%, 9/1/47(4)	544,001
635,546	FNMA, 6.50%, 9/1/47(4)	662,921
8,816	GNMA, 7.00%, 1/15/24(4)	9,539

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 6,925	GNMA, 8.00%, 7/15/24(4)	$ 7,474
5,661	GNMA, 8.00%, 9/15/24(4)	6,110
2,795	GNMA, 9.00%, 4/20/25(4)	3,029
32,729	GNMA, 7.00%, 9/15/25(4)	35,419
11,162	GNMA, 7.50%, 10/15/25(4)	12,035
19,812	GNMA, 7.50%, 2/15/26(4)	21,372
7,085	GNMA, 6.00%, 4/15/26(4)	7,382
5,538	GNMA, 7.50%, 5/15/26(4)	5,974
72,431	GNMA, 8.25%, 7/15/26(4)	78,184
852	GNMA, 9.00%, 8/20/26(4)	925
56,721	GNMA, 7.00%, 12/15/27(4)	61,392
2,519	GNMA, 6.50%, 2/15/28(4)	2,644
15,112	GNMA, 6.50%, 2/15/28(4)	15,865
12,921	GNMA, 6.50%, 3/15/28(4)	13,565
2,537	GNMA, 6.50%, 4/15/28(4)	2,663
20,312	GNMA, 6.00%, 5/15/28(4)	21,170
16,441	GNMA, 6.00%, 7/15/28(4)	17,135
47,829	GNMA, 6.00%, 10/15/28(4)	49,849
32,159	GNMA, 7.00%, 5/15/31(4)	34,767
456,053	GNMA, 5.50%, 11/15/32(4)	470,431
7,743,760	GNMA, 6.50%, 10/15/38(4)	8,085,969
		79,317,702
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $79,319,285)		82,149,463
CORPORATE BONDS ― 11.7%
AEROSPACE & DEFENSE ― 0.3%
334,000	Honeywell International, Inc., 5.30%, 3/15/17(4)	337,146
270,000	Honeywell International, Inc., 5.30%, 3/1/18(4)	271,822
450,000	Lockheed Martin Corp., 6.15%, 9/1/36(4)	457,507
341,000	United Technologies Corp., 6.05%, 6/1/36(4)	339,717
260,000	United Technologies Corp., 6.125%, 7/15/38(4)	271,497
		1,677,689
AUTOMOBILES ― 0.1%
320,000	DaimlerChrysler N.A. LLC, 5.875%, 3/15/11(4)	304,855
BEVERAGES ― 0.4%
490,000	Coca-Cola Co. (The), 5.35%, 11/15/17(4)	512,310
530,000	Diageo Capital plc, 5.75%, 10/23/17(4)	529,206
780,000	SABMiller plc, 6.20%, 7/1/11(4)(5)	781,030
		1,822,546
CAPITAL MARKETS ― 0.6%
640,000	Credit Suisse (New York), 5.00%, 5/15/13(4)	618,917
360,000	Deutsche Bank AG (London), 4.875%, 5/20/13(4)	350,405
520,000	Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	516,278
724,000	Merrill Lynch & Co., Inc., 4.79%, 8/4/10(4)	666,802
400,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/18(4)	333,566
370,000	Morgan Stanley, 6.625%, 4/1/18(4)	342,449
		2,828,417
CHEMICALS ― 0.1%
400,000	Air Products & Chemicals, Inc., 4.15%, 2/1/13(4)	392,440

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 280,000	Rohm & Haas Co., 5.60%, 3/15/13(4)	$ 259,078
		651,518
COMMERCIAL BANKS ― 0.7%
530,000	PNC Bank N.A., 4.875%, 9/21/17(4)	453,699
340,000	PNC Bank N.A., 6.00%, 12/7/17(4)	313,268
390,000	PNC Funding Corp., 5.125%, 12/14/10(4)	389,289
130,000	SunTrust Bank, 7.25%, 3/15/18(4)	131,650
444,000	Wachovia Bank N.A., 4.80%, 11/1/14(4)	407,451
694,000	Wachovia Bank N.A., 4.875%, 2/1/15(4)	620,659
614,000	Wells Fargo & Co., 4.625%, 8/9/10(4)	611,619
400,000	Wells Fargo & Co., 4.375%, 1/31/13(4)	379,126
170,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(4)	171,952
		3,478,713
COMMERCIAL SERVICES & SUPPLIES ― 0.1%
270,000	Pitney Bowes, Inc., 5.75%, 9/15/17(4)	275,369

COMPUTERS & PERIPHERALS(2)
130,000	Hewlett-Packard Co., 6.125%, 3/1/14(4)	137,882

CONSUMER FINANCE ― 0.6%
300,000	American Express Centurion Bank, 4.375%, 7/30/09(4)	296,614
600,000	American Express Centurion Bank, 5.55%, 10/17/12(4)	563,121
405,000	General Electric Capital Corp., 6.125%, 2/22/11(4)	414,889
250,000	General Electric Capital Corp., 4.80%, 5/1/13(4)	235,868
375,000	General Electric Capital Corp., 5.625%, 9/15/17(4)	327,577
260,000	John Deere Capital Corp., 4.50%, 4/3/13(4)	256,651
634,000	John Deere Capital Corp., 5.50%, 4/13/17(4)	599,733
		2,694,453
DIVERSIFIED FINANCIAL SERVICES ― 1.1%
345,000	Bank of America Corp., 4.375%, 12/1/10(4)	321,477
500,000	Bank of America N.A., 5.30%, 3/15/17(4)	369,854
430,000	Bank of America N.A., 6.00%, 10/15/36(4)	296,491
390,000	Citigroup, Inc., 5.50%, 4/11/13(4)	353,715
370,000	Citigroup, Inc., 6.125%, 5/15/18(4)	319,823
3,000,000	Gulf Gate Apartments, VRN, 1.50%, 3/5/09(4)(5)	3,000,000
530,000	Pricoa Global Funding I, 5.40%, 10/18/12(4)(5)	520,423
		5,181,783
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
430,000	AT&T, Inc., 6.80%, 5/15/36(4)	416,604
520,000	AT&T, Inc., 6.55%, 2/15/39(4)	484,191
77,000	BellSouth Corp., 6.875%, 10/15/31(4)	71,726
260,000	Embarq Corp., 7.08%, 6/1/16(4)	234,320
130,000	Qwest Corp., 7.875%, 9/1/11(4)	128,700
130,000	Qwest Corp., 7.50%, 10/1/14(4)	116,187
655,000	Telecom Italia Capital SA, 4.00%, 1/15/10(4)	643,871
340,000	Telefonica Emisiones SAU, 7.05%, 6/20/36(4)	347,750
362,000	Verizon Communications, Inc., 5.55%, 2/15/16(4)	350,708
270,000	Verizon Communications, Inc., 5.50%, 2/15/18(4)	256,146
257,000	Verizon Communications, Inc., 6.25%, 4/1/37(4)	237,331
410,000	Verizon Communications, Inc., 6.40%, 2/15/38(4)	385,997
		3,673,531
ELECTRIC UTILITIES ― 0.5%
591,000	Carolina Power & Light Co., 5.15%, 4/1/15(4)	596,897

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 287,000	Carolina Power & Light Co., 5.25%, 12/15/15(4)	$ 291,770
477,000	Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	421,511
317,000	Florida Power Corp., 4.50%, 6/1/10(4)	321,224
270,000	Florida Power Corp., 6.35%, 9/15/37(4)	282,903
410,000	Southern California Edison Co., 5.625%, 2/1/36(4)	403,112
220,000	Toledo Edison Co. (The), 6.15%, 5/15/37(4)	168,578
		2,485,995
ELECTRICAL EQUIPMENT ― 0.1%
400,000	Rockwell Automation, Inc., 6.25%, 12/1/37(4)	386,760

FOOD & STAPLES RETAILING ― 0.4%
540,000	SYSCO Corp., 4.20%, 2/12/13(4)	546,806
520,000	Wal-Mart Stores, Inc., 3.00%, 2/3/14(4)	513,716
382,000	Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	382,780
420,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37(4)	451,179
260,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	270,582
		2,165,063
FOOD PRODUCTS ― 0.4%
515,000	General Mills, Inc., 5.65%, 9/10/12(4)	538,579
270,000	Kellogg Co., 6.60%, 4/1/11(4)	288,653
400,000	Kellogg Co., 5.125%, 12/3/12(4)	417,153
430,000	Kraft Foods, Inc., 6.00%, 2/11/13(4)	448,960
		1,693,345
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
780,000	Baxter Finco BV, 4.75%, 10/15/10(4)	801,685
595,000	Baxter International, Inc., 5.90%, 9/1/16(4)	632,528
260,000	Baxter International, Inc., 5.375%, 6/1/18(4)	264,141
270,000	Baxter International, Inc., 6.25%, 12/1/37(4)	282,782
		1,981,136
HOTELS, RESTAURANTS & LEISURE ― 0.2%
670,000	McDonald's Corp., 5.35%, 3/1/18(4)	692,451
270,000	McDonald's Corp., 6.30%, 10/15/37(4)	284,237
275,000	Yum! Brands, Inc., 6.875%, 11/15/37(4)	228,336
		1,205,024
HOUSEHOLD PRODUCTS ― 0.1%
290,000	Kimberly-Clark Corp., 6.125%, 8/1/17(4)	304,542

INDUSTRIAL CONGLOMERATES ― 0.2%
963,000	General Electric Co., 5.00%, 2/1/13(4)	941,948
270,000	General Electric Co., 5.25%, 12/6/17(4)	249,096
		1,191,044
INSURANCE ― 0.5%
503,000	Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17(4)	286,320
390,000	Lincoln National Corp., 6.30%, 10/9/37(4)	249,873
870,000	MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	832,475
640,000	New York Life Global Funding, 4.65%, 5/9/13(4)(5)	629,413
320,000	Prudential Financial, Inc., 5.40%, 6/13/35(4)	189,771
		2,187,852
MACHINERY ― 0.1%
270,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12(4)	258,360

MEDIA ― 0.8%
582,000	Comcast Corp., 5.90%, 3/15/16(4)	549,773
260,000	Comcast Corp., 5.70%, 5/15/18(4)	240,868

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 260,000	Comcast Corp., 6.40%, 5/15/38(4)	$ 223,346
350,000	Pearson Dollar Finance Two plc, 6.25%, 5/6/18(4)(5)	303,350
840,000	Rogers Cable, Inc., 6.25%, 6/15/13(4)	834,194
560,000	Time Warner Cable, Inc., 5.40%, 7/2/12(4)	539,448
640,000	Time Warner Cable, Inc., 6.75%, 7/1/18(4)	608,244
245,000	Time Warner, Inc., 5.50%, 11/15/11(4)	242,919
77,000	Time Warner, Inc., 7.625%, 4/15/31(4)	72,444
		3,614,586
METALS & MINING ― 0.1%
260,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(4)	236,709
235,000	Xstrata Finance Canada Ltd., 5.80%, 11/15/16(4)(5)	154,961
		391,670
MULTI-UTILITIES ― 0.5%
270,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	227,448
380,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	251,632
307,000	Dominion Resources, Inc., 4.75%, 12/15/10(4)	309,110
260,000	Dominion Resources, Inc., 6.40%, 6/15/18(4)	261,648
550,000	NSTAR Electric Co., 5.625%, 11/15/17(4)	565,869
510,000	Pacific Gas & Electric Co., 4.20%, 3/1/11(4)	517,388
194,000	Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	187,544
260,000	Pacific Gas & Electric Co., 6.35%, 2/15/38(4)	270,658
		2,591,297
MULTILINE RETAIL ― 0.1%
209,000	Federated Retail Holdings, Inc., 5.35%, 3/15/12(4)	157,810
280,000	Kohl's Corp., 6.875%, 12/15/37(4)	208,892
		366,702
OIL, GAS & CONSUMABLE FUELS ― 0.9%
290,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17(4)	256,686
270,000	Canadian Natural Resources Ltd., 6.75%, 2/1/39(4)	215,901
520,000	ConocoPhillips, 6.50%, 2/1/39(4)	505,624
530,000	Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	463,416
635,000	Enterprise Products Operating LP, 4.95%, 6/1/10(4)	627,171
310,000	Enterprise Products Operating LP, 6.30%, 9/15/17(4)	284,936
280,000	Nexen, Inc., 6.40%, 5/15/37(4)	198,159
729,000	Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(4)	736,752
240,000	Shell International Finance BV, 6.375%, 12/15/38(4)	250,748
140,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37(4)	116,574
407,000	XTO Energy, Inc., 5.30%, 6/30/15(4)	388,130
324,000	XTO Energy, Inc., 6.10%, 4/1/36(4)	265,200
130,000	XTO Energy, Inc., 6.375%, 6/15/38(4)	110,256
		4,419,553
PHARMACEUTICALS ― 0.7%
580,000	Abbott Laboratories, 5.875%, 5/15/16(4)	616,447
250,000	Abbott Laboratories, 5.60%, 11/30/17(4)	263,115
825,000	AstraZeneca plc, 5.40%, 9/15/12(4)	880,184
420,000	AstraZeneca plc, 5.90%, 9/15/17(4)	443,683
640,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(4)	672,275
380,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(4)	400,837
314,000	Wyeth, 5.95%, 4/1/37(4)	320,253
		3,596,794

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
$ 580,000	ProLogis, 5.625%, 11/15/16(4)	$ 327,853

ROAD & RAIL ― 0.1%
400,000	Union Pacific Corp., 5.75%, 11/15/17(4)	383,978

SOFTWARE ― 0.4%
302,000	Intuit, Inc., 5.75%, 3/15/17(4)	263,022
649,000	Oracle Corp., 5.00%, 1/15/11(4)	680,355
1,120,000	Oracle Corp., 5.75%, 4/15/18(4)	1,135,376
		2,078,753
SPECIALTY RETAIL ― 0.1%
280,000	Lowe's Cos., Inc., 5.60%, 9/15/12(4)	289,997

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
500,000	Rogers Communications, Inc., 6.80%, 8/15/18(4)	501,803
260,000	Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)(5)	293,397
373,000	Vodafone Group plc, 5.625%, 2/27/17(4)	362,915
		1,158,115
TOTAL CORPORATE BONDS
(Cost $58,312,393)		55,805,175
U.S. TREASURY SECURITIES ― 6.6%
3,000,000	U.S. Treasury Bonds, 7.125%, 2/15/23(4)	4,026,564
778,000	U.S. Treasury Bonds, 6.25%, 5/15/30(4)	1,029,513
313,379	U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(4)	313,237
1,479,291	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(4)	1,536,852
1,608,816	U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(4)	1,502,518
3,000,000	U.S. Treasury Notes, 0.875%, 2/28/11	2,993,919
9,445,000	U.S. Treasury Notes, 1.75%, 11/15/11(4)	9,566,019
2,000,000	U.S. Treasury Notes, 1.375%, 2/15/12(4)	2,000,006
8,700,000	U.S. Treasury Notes, 1.875%, 2/28/14(4)	8,650,349
TOTAL U.S. TREASURY SECURITIES
(Cost $31,488,492)		31,618,977
COMMERCIAL PAPER(6) ― 5.1%
2,500,000	Allied Irish Banks N.A., 2.71%, 5/18/09(4)(5)	2,494,025
2,500,000	Catholic Health Initiatives, 1.80%, 8/10/09(4)	2,502,125
2,500,000	Crown Point Capital Co. LLC, 1.35%, 3/20/09(4)(5)	2,498,800
2,385,000	Eli Lilly & Co., 0.30%, 7/8/09(4)(5)	2,380,158
2,500,000	Govco LLC, 0.70%, 6/17/09(4)(5)	2,488,775
2,500,000	Legacy Capital LLC, 1.10%, 4/1/09(4)(5)	2,498,075
2,500,000	Lexington Parker Capital, 1.56%, 4/10/09(4)(5)	2,497,375
2,500,000	Toyota de Puerto Rico Corp, 1.10%, 4/20/09(4)	2,498,225
2,500,000	U.S. Bank N.A., 0.85%, 7/22/09(4)	2,493,475
2,000,000	Yale University, 3.07%, 3/10/09(4)	1,999,800
TOTAL COMMERCIAL PAPER
(Cost $24,349,689)		24,350,833
MUNICIPAL SECURITIES ― 4.2%
2,500,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(4)	2,603,500
1,000,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(4)(7)	1,119,400

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 4,300,000	Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(4)(7)	$ 4,912,062
4,300,000	Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(4)(7)	4,949,988
2,500,000	Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.85%, 3/5/09 (LOC: Bank of America N.A.)(4)	2,500,000
1,830,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18(4)	2,135,189
800,000	Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	706,944
1,005,000	Orange County Housing Finance Auth. Rev., Series 2002 B, (Millenia), VRDN, 1.60%, 3/15/09 (LOC: FNMA)(4)	1,005,000
TOTAL MUNICIPAL SECURITIES
(Cost $19,104,006)		19,932,083
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 4.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 2.0%
2,400,000	Bank of America Corp., VRN, 1.47%, 4/30/09(4)(8)	2,412,974
2,500,000	Citigroup Funding, Inc., VRN, 1.50%, 4/30/09(4)(8)	2,513,507
2,500,000	FHLB, VRN, 1.27%, 3/2/09(4)	2,502,698
2,500,000	Morgan Stanley, VRN, 1.23%, 3/20/09(4)(8)	2,518,912
		9,948,091
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 2.1%
1,000,000	FNMA, 1.75%, 3/23/11	1,002,200
2,500,000	FNMA, 4.625%, 10/15/13(4)	2,726,013
5,500,000	FNMA, 5.375%, 6/12/17(4)	6,213,015
		9,941,228
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $19,524,221)		19,889,319
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 3.4%
2,000,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(4)	1,830,596
1,100,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(4)	763,734
9,798,886	Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2004-1, Class XP, VRN, 0.65%, 3/2/09(4)	120,133
1,877,021	Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.57%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(4)(5)	1,622,917
15,179,050	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 3/2/09(4)	296,712
1,416,164	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.70%, 3/2/09(4)	73,314
80,308	Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.56%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(4)(5)	79,890
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001 CK3, Class A4 SEQ, 6.53%, 6/15/34(4)	982,533
1,300,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(4)	1,250,115
1,200,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.64%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	979,982

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 481,616	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.54%, 3/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	$ 400,685
281,703	GS Mortgage Securities Corp. II, Series 2007 EOP, Class A1, VRN, 0.54%, 3/6/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	211,066
3,750,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(4)	3,420,958
368,020	LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(4)	347,390
1,478,879	LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A2, VRN, 4.57%, 3/11/09(4)	1,472,857
1,538,885	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	1,472,393
233,930	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006 LLFA, Class A1, VRN, 0.54%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.08% with no caps(4)(5)	182,211
848,794	Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.53%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	655,653
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $17,975,316)		16,163,139
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 2.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.6%
1,726,686	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	1,036,019
2,507,385	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(4)	1,751,879
31,479	MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(4)	28,555
		2,816,453
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 2.0%
1,289,249	FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(4)	1,305,398
323,940	FHLMC, Series 2900, Class PA, 4.50%, 3/15/14(4)	324,496
1,400,000	FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	1,421,895
280,609	FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(4)	281,289
849,396	FNMA, Series 2002-86, Class KB SEQ, 5.00%, 5/25/16(4)	860,412
587,359	FNMA, Series 2003-52, Class KF SEQ, VRN, 0.87%, 3/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(4)	579,209
1,940,000	FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(4)	1,978,161
2,767,595	FNMA, Series 2005-63, Class HA SEQ, 5.00%, 4/25/23(4)	2,829,941
		9,580,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,538,846)		12,397,254
ASSET-BACKED SECURITIES(3) ― 0.4%
61,173	Accredited Mortgage Loan Trust, Series 2006-2, Class A1, VRN, 0.51%, 3/25/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(4)	60,195
1,100,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(4)	1,091,302
294,572	SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 1.15%, 4/27/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(4)	293,234
380,221	SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 1.17%, 4/27/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(4)	379,072

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

TOTAL ASSET-BACKED SECURITIES
(Cost $1,835,918)		$ 1,823,803
SOVEREIGN GOVERNMENTS & AGENCIES(2)
77,000	Hydro Quebec, 8.40%, 1/15/22(4)
(Cost $91,492)		105,548
CONVERTIBLE PREFERRED STOCKS(2)
3,200	Legg Mason, Inc., 7.00%, 6/30/11
(Cost $59,967)		51,200
TEMPORARY CASH INVESTMENTS ― 5.2%
2,500,000	FHLB Discount Notes, 1.82%, 5/15/09(4)(6)	2,498,740

22,195,102	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4)	22,195,102
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $24,685,727)		24,693,842
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS ― 0.6%
3,000,000	FHLB Discount Notes, 1.15%, 4/16/09(4)(6)
(Cost $2,995,592)		2,999,232

TOTAL INVESTMENT SECURITIES — 102.0%
(Cost $545,687,470)		487,244,272
OTHER ASSETS AND LIABILITIES — (2.0)%		(9,486,246)
TOTAL NET ASSETS — 100.0%		$477,758,026

Geographic Diversification
(as a % of net assets)
United States	84.7%
United Kingdom	2.9%
Japan	1.3%
Switzerland	1.2%
Canada	1.0%
Netherlands	1.0%
France	0.7%
Australia	0.6%
Germany	0.6%
Bermuda	0.5%
Other countries	1.7%
Cash and Equivalents*	3.8%
* Includes temporary cash investments and other assets and liabilities.

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
49	S&P 500 E-Mini Futures	March 2009	$1,798,790	$(234,600)

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT- BUY PROTECTION
$ 1,120,000
Pay quarterly a fixed rate equal to 0.60% multiplied by the notional amount and receive from Deutsche Bank AG upon each default event of Marsh & McLennan Cos., Inc., par value of the proportional notional amount of Marsh & McLennan Cos., Inc., 5.375%, 7/15/14.
		June 2013	$ 5,366
3,200,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.	March 2017	251,328
			$ 256,694

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
Ambac	-	Ambac Assurance Corporation
CVA	-	Certificaten Van Aandelen
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MBIA	-	MBIA Insurance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Final maturity indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for futures contracts and swap agreements. At the period end, the aggregate value of securities pledged was $2,055,500.
(5)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $25,504,661, which represented 5.3% of total net assets.

(6)	The rate indicated is the yield to maturity at purchase.
(7)	Escrowed to maturity in U.S. government securities or state and local government securities.
(8)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of February 28, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$179,429,395	$ (234,600)
Level 2 - Other Significant Observable Inputs	307,814,877	256,694
Level 3 - Significant Unobservable Inputs	-	-
	$487,244,272	$ 22,094

* Includes futures contracts and swap agreements.

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$562,344,626
Gross tax appreciation of investments	$ 10,754,656
Gross tax depreciation of investments	(85,855,010)
Net tax appreciation (depreciation) of investments	$(75,100,354)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

February 28, 2009

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

COMMON STOCKS ― 58.6%
AEROSPACE & DEFENSE ― 1.0%
129,510	BAE Systems plc	$ 685,816
311,034	Cobham plc	857,018
42,091	General Dynamics Corp.	1,844,428
42,894	Goodrich Corp.	1,421,507
55,167	Honeywell International, Inc.	1,480,131
3,371	L-3 Communications Holdings, Inc.	228,048
76,989	Northrop Grumman Corp.	2,876,309
60,131	Raytheon Co.	2,403,436
13,500	Rockwell Collins, Inc.	421,200
		12,217,893
AIR FREIGHT & LOGISTICS ― 0.2%
4,850	C.H. Robinson Worldwide, Inc.	200,693
8,754	FedEx Corp.	378,260
43,317	United Parcel Service, Inc., Class B	1,783,794
		2,362,747
AIRLINES ― 0.3%
38,800	Alaska Air Group, Inc.(1)	850,108
18,104	Copa Holdings SA, Class A	478,489
50,184	Ryanair Holdings plc ADR(1)	1,196,386
84,120	Southwest Airlines Co.	495,467
86,154	Turk Hava Yollari AO(1)	283,326
		3,303,776
AUTO COMPONENTS ― 0.2%
9,909	Autoliv, Inc.	147,446
61,000	BorgWarner, Inc.	1,052,250
12,790	Cie Generale des Etablissements Michelin, Class B	417,288
15,737	Magna International, Inc., Class A	403,811
51,637	TRW Automotive Holdings Corp.(1)	129,609
		2,150,404
AUTOMOBILES ― 0.3%
56,700	Honda Motor Co. Ltd.	1,362,135
30,791	Hyundai Motor Co.	973,576
26,700	Toyota Motor Corp.	852,643
		3,188,354
BEVERAGES ― 1.1%
51,994	Anadolu Efes Biracilik Ve Malt Sanayii AS	330,463
69,645	Anheuser-Busch InBev NV	1,922,914
69,556	Cia Cervecerias Unidas SA	377,616
169,821	Coca-Cola Co. (The)	6,937,188
14,830	Coca-Cola Hellenic Bottling Co. SA	181,309
136,314	Grupo Modelo SAB de CV	353,450
105	Hite Brewery Co. Ltd.	9,292
47,900	Pepsi Bottling Group, Inc.	886,150
55,442	PepsiCo, Inc.	2,668,978
		13,667,360
BIOTECHNOLOGY ― 1.2%
8,390	Actelion Ltd.(1)	396,578
49,100	Alexion Pharmaceuticals, Inc.(1)	1,679,220
114,445	Amgen, Inc.(1)	5,599,794

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

25,420	Celgene Corp.(1)	$ 1,137,036
17,286	Cephalon, Inc.(1)	1,133,789
83,687	CSL Ltd.	1,942,371
11,400	Genentech, Inc.(1)	975,270
48,844	Gilead Sciences, Inc.(1)	2,188,211
9,738	Isis Pharmaceuticals, Inc.(1)	125,231
		15,177,500
CAPITAL MARKETS ― 1.2%
40,855	AllianceBernstein Holding LP	497,205
33,641	Ameriprise Financial, Inc.	536,238
97,993	Bank of New York Mellon Corp. (The)	2,172,505
4,400	BlackRock, Inc.	425,964
11,690	Credit Suisse Group AG	287,080
18,448	Federated Investors, Inc., Class B	347,929
32,188	Goldman Sachs Group, Inc. (The)	2,931,683
22,923	Janus Capital Group, Inc.	101,090
42,610	Julius Baer Holding AG	987,451
52,827	Knight Capital Group, Inc., Class A(1)	929,227
20,900	Lazard Ltd., Class A	507,452
39,177	Legg Mason, Inc.	502,641
78,115	Man Group plc	190,570
102,543	Morgan Stanley	2,003,690
41,728	Northern Trust Corp.	2,317,990
20,102	Raymond James Financial, Inc.	280,624
5,543	T. Rowe Price Group, Inc.	126,048
		15,145,387
CHEMICALS ― 1.8%
14,600	Agrium, Inc.	507,788
18,510	Air Liquide SA	1,360,878
4,089	Air Products & Chemicals, Inc.	189,116
10,203	Ashland, Inc.	60,300
11,700	Celanese Corp., Class A	99,918
40,636	CF Industries Holdings, Inc.	2,614,114
2,469	DC Chemical Co. Ltd.	344,723
17,134	Dow Chemical Co. (The)	122,679
75,572	E.I. du Pont de Nemours & Co.	1,417,731
4,816	Ecolab, Inc.	153,053
14,973	FMC Corp.	605,358
16,228	International Flavors & Fragrances, Inc.	426,959
24,000	Intrepid Potash, Inc.(1)	538,560
44,878	Israel Chemicals Ltd.	342,954
4,657	K+S AG	209,699
2,152	Minerals Technologies, Inc.	64,388
61,453	Monsanto Co.	4,687,020
21,600	Mosaic Co. (The)	929,880
6,400	Potash Corp. of Saskatchewan	537,408
24,000	PPG Industries, Inc.	745,440
4,506	Rohm & Haas Co.	234,627
35,700	Scotts Miracle-Gro Co. (The), Class A	997,101
19,272	Syngenta AG	4,101,660
50,707	Terra Industries, Inc.	1,307,734
		22,599,088

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

COMMERCIAL BANKS ― 1.6%
61,478	Associated Banc-Corp.	$ 888,972
73,300	Banco Bradesco SA Preference Shares	645,214
159,605	Banco Santander SA	984,146
2,232,000	Bank of China Ltd.	613,581
8,363	Bank of Montreal	185,073
16,538	BB&T Corp.	266,758
19,910	BNP Paribas	653,355
1,271,000	China Construction Bank Corp. H Shares	635,196
575,500	China Merchants Bank Co. Ltd. H Shares	829,803
36,880	Commonwealth Bank of Australia	693,922
21,087	Credicorp Ltd.	769,886
353,370	Grupo Financiero Banorte, SAB de CV	372,164
51,900	Hang Seng Bank Ltd.	573,829
115,560	HSBC Holdings plc (Hong Kong)	827,845
31,525	ICICI Bank Ltd.	199,758
1,722,000	Industrial & Commercial Bank of China Ltd. H Shares	692,698
89,330	Intesa Sanpaolo SpA	217,431
276,600	Kasikornbank PCL	336,956
195,800	Mitsubishi UFJ Financial Group, Inc.	890,478
73,210	National Bank of Greece SA	905,045
12,700	PNC Financial Services Group, Inc.	347,218
35,626	Powszechna Kasa Oszczednosci Bank Polski SA	186,008
1,884,500	PT Bank Rakyat Indonesia	575,383
1,440	Royal Bank of Canada	34,949
11,200	Sumitomo Mitsui Financial Group, Inc.	356,928
23,624	Toronto-Dominion Bank (The)	693,128
588,636	Turkiye Garanti Bankasi AS(1)	714,951
72,971	U.S. Bancorp.	1,044,215
131,500	Unibanco-Uniao de Bancos Brasileiros SA	695,057
78,000	United Overseas Bank Ltd.	497,728
3,968	Valley National Bancorp.	45,354
218,868	Wells Fargo & Co.	2,648,303
19,770	Westpac Banking Corp.	210,703
		20,232,035
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
35,572	Avery Dennison Corp.	716,776
79,769	Pitney Bowes, Inc.	1,538,744
59,600	R.R. Donnelley & Sons Co.	464,284
17,094	Republic Services, Inc.	340,170
17,532	Tetra Tech, Inc.(1)	392,717
55,008	Waste Management, Inc.	1,485,216
		4,937,907
COMMUNICATIONS EQUIPMENT ― 0.8%
376,452	Cisco Systems, Inc.(1)	5,484,906
8,311	F5 Networks, Inc.(1)	166,220
51,316	Motorola, Inc.	180,632
24,590	Nokia Oyj	231,617
14,274	Nokia Oyj ADR	133,605
12,506	Polycom, Inc.(1)	166,330
65,800	QUALCOMM, Inc.	2,199,694
40,540	Research In Motion Ltd.(1)	1,619,167

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

65,628	Tellabs, Inc.(1)	$ 249,386
		10,431,557
COMPUTERS & PERIPHERALS ― 1.3%
435,000	Acer, Inc.	565,513
64,250	Apple, Inc.(1)	5,738,167
29,813	Diebold, Inc.	659,464
198,779	EMC Corp.(1)	2,087,179
135,468	Hewlett-Packard Co.	3,932,636
49,000	HTC Corp.	524,985
42,231	Lexmark International, Inc., Class A(1)	723,839
9,002	NCR Corp.(1)	71,296
45,500	NetApp, Inc.(1)	611,520
8,346	QLogic Corp.(1)	76,950
24,800	Western Digital Corp.(1)	338,768
665,000	Wistron Corp.	495,089
		15,825,406
CONSTRUCTION & ENGINEERING ― 0.7%
70,554	AECOM Technology Corp.(1)	1,730,690
357,000	China Railway Construction Corp. Ltd. H Shares(1)	429,814
37,390	EMCOR Group, Inc.(1)	576,180
45,391	Fluor Corp.	1,509,251
7,782	Hyundai Engineering & Construction Co. Ltd.	261,486
124,321	Quanta Services, Inc.(1)	2,188,049
57,312	Shaw Group, Inc. (The)(1)	1,337,662
25,732	URS Corp.(1)	795,633
		8,828,765
CONSTRUCTION MATERIALS ― 0.2%
1,792,000	Asia Cement China Holdings Corp.(1)	745,987
575,554	Asia Cement Corp.	425,184
38,320	Cemex SAB de CV ADR(1)	206,545
16,090	CRH plc	333,688
15,702	Grasim Industries Ltd.	418,220
		2,129,624
CONSUMER FINANCE ― 0.2%
19,632	Capital One Financial Corp.	236,566
124,882	Discover Financial Services	715,574
166,050	Redecard SA	1,728,964
		2,681,104
CONTAINERS & PACKAGING ― 0.3%
67,893	Bemis Co., Inc.	1,260,773
115,916	Crown Holdings, Inc.(1)	2,443,509
10,471	Rock-Tenn Co., Class A	289,105
4,318	Sonoco Products Co.	83,208
		4,076,595
DISTRIBUTORS ― 0.1%
29,315	Genuine Parts Co.	824,924
342,000	Li & Fung Ltd.	748,631
		1,573,555
DIVERSIFIED ― 0.3%
369,900	iShares FTSE/Xinhua A50 China Tracker	428,859
5,070	iShares FTSE/Xinhua China 25 Index Fund	123,252

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

204,750	iShares MSCI Japan Index Fund	$ 1,509,007
6,700	iShares Russell 1000 Growth Index Fund	217,683
35,000	PowerShares QQQ	963,550
		3,242,351
DIVERSIFIED CONSUMER SERVICES ― 1.0%
29,687	Apollo Group, Inc., Class A(1)	2,152,307
21,000	Benesse Corp.	835,388
102,500	Corinthian Colleges, Inc.(1)	2,019,250
9,500	DeVry, Inc.	493,525
157,798	H&R Block, Inc.	3,013,942
27,400	ITT Educational Services, Inc.(1)	3,109,900
1,698	MegaStudy Co. Ltd.	205,359
16,323	New Oriental Education & Technology Group ADR(1)	730,781
		12,560,452
DIVERSIFIED FINANCIAL SERVICES ― 1.0%
371,184	Bank of America Corp.	1,466,177
214,783	Citigroup, Inc.	322,175
11,030	Deutsche Boerse AG	507,276
30,590	ING Groep NV CVA	140,676
10,200	IntercontinentalExchange, Inc.(1)	579,054
340,348	JPMorgan Chase & Co.	7,776,952
34,410	McGraw-Hill Cos., Inc. (The)	678,909
385,402	Power Finance Corp. Ltd.	1,074,296
		12,545,515
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.0%
500,318	AT&T, Inc.	11,892,559
17,861	BCE, Inc.	348,600
14,200	CenturyTel, Inc.	373,886
48,089	Deutsche Telekom AG	582,161
21,825	Embarq Corp.	763,220
42,700	Global Village Telecom Holding SA(1)	432,464
143,930	Koninklijke KPN NV	1,856,263
103,923	Magyar Telekom Telecommuncations plc	239,995
22,284	Telefonica O2 Czech Republic AS	378,731
76,390	Telefonica SA	1,422,648
116,302	Telekomunikacja Polska SA	562,568
110,540	Telstra Corp. Ltd.	250,301
189,878	Verizon Communications, Inc.	5,417,219
53,471	Vimpel-Communications ADR	280,188
3,236	Windstream Corp.	24,141
		24,824,944
ELECTRIC UTILITIES ― 1.1%
36,668	CEZ AS	1,108,424
5,200	Edison International	141,544
18,296	Entergy Corp.	1,232,967
41,320	Exelon Corp.	1,951,130
47,520	Fortum Oyj	822,152
49,535	FPL Group, Inc.	2,245,422
28,129	IDACORP, Inc.	684,660
201	Pepco Holdings, Inc.	3,015
400,050	Power Grid Corp. of India Ltd.	750,508
50,400	PPL Corp.	1,405,656

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

127,365	Scottish and Southern Energy plc	$ 2,083,689
64,216	Westar Energy, Inc.	1,085,250
		13,514,417
ELECTRICAL EQUIPMENT ― 0.5%
54,710	ABB Ltd.(1)	661,331
21,500	ALSTOM SA	1,024,273
20,333	Bharat Heavy Electricals Ltd.	553,435
702,000	China High Speed Transmission Equipment Group Co. Ltd.	902,562
13,500	Cooper Industries Ltd., Class A	284,715
47,192	Emerson Electric Co.	1,262,386
24,700	Energy Conversion Devices, Inc.(1)	541,671
34,204	Hubbell, Inc., Class B	900,249
61,000	Mitsubishi Electric Corp.	241,303
5,970	Vestas Wind Systems A/S(1)	261,042
		6,632,967
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.4%
7,100	Anixter International, Inc.(1)	208,811
10,900	Arrow Electronics, Inc.(1)	181,267
854,449	AU Optronics Corp.	621,697
60,880	AU Optronics Corp. ADR	437,727
247,907	Celestica, Inc.(1)	783,386
253,850	Hon Hai Precision Industry Co. Ltd.	501,046
93,574	Molex, Inc.	1,063,937
8,100	Murata Manufacturing Co. Ltd.	307,247
58,546	Tyco Electronics Ltd.	555,016
		4,660,134
ENERGY EQUIPMENT & SERVICES ― 0.8%
33,410	AMEC plc	259,676
12,800	Baker Hughes, Inc.	375,168
24,023	Cameron International Corp.(1)	463,163
21,000	CARBO Ceramics, Inc.	729,960
77,350	National Oilwell Varco, Inc.(1)	2,067,566
33,192	Noble Corp.	816,191
11,360	Patterson-UTI Energy, Inc.	97,582
107,164	Saipem SpA	1,664,715
1,936,100	SapuraCrest Petroleum Bhd	380,313
60,057	Schlumberger Ltd.	2,285,769
16,340	Seadrill Ltd.	124,560
9,355	Tenaris SA ADR	164,180
24,100	Weatherford International Ltd.(1)	257,147
		9,685,990
FOOD & STAPLES RETAILING ― 1.7%
3,741	Costco Wholesale Corp.	158,394
31,100	FamilyMart Co. Ltd.	1,050,782
213,010	Koninklijke Ahold NV	2,387,266
51,430	Kroger Co. (The)	1,063,058
192,000	President Chain Store Corp.	401,472
70,942	Safeway, Inc.	1,312,427
7,970	Shoppers Drug Mart Corp.	271,075
79,738	Shoprite Holdings Ltd.	393,256
51,981	SUPERVALU, INC.	811,423
54,997	SYSCO Corp.	1,182,436

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

493,054	Tesco plc	$ 2,346,289
92,800	Walgreen Co.	2,214,208
145,985	Wal-Mart Stores, Inc.	7,188,301
		20,780,387
FOOD PRODUCTS ― 1.6%
69,397	Archer-Daniels-Midland Co.	1,850,124
17,710	Cadbury plc	135,878
11,378	Campbell Soup Co.	304,589
493,000	China Yurun Food Group Ltd.	585,829
85,239	ConAgra Foods, Inc.	1,285,404
27,100	Dean Foods Co.(1)	554,195
31,666	General Mills, Inc.	1,661,832
8,140	Groupe Danone	390,247
16,377	H.J. Heinz Co.	535,037
16,013	Hershey Co. (The)	539,478
27,604	J.M. Smucker Co. (The)	1,024,660
45,963	Kellogg Co.	1,788,880
109,336	Kraft Foods, Inc., Class A	2,490,674
105,280	Nestle SA	3,442,458
9,700	Ralcorp Holdings, Inc.(1)	587,820
34,923	Unilever NV CVA	674,664
46,900	Unilever NV New York Shares	896,259
924,000	Want Want China Holdings Ltd.	363,897
310,000	Wilmar International Ltd.	568,424
10,524	Wimm-Bill-Dann Foods OJSC ADR(1)	311,826
		19,992,175
GAS UTILITIES ― 0.2%
3,724,000	PT Perusahaan Gas Negara	582,875
16,036	Southwest Gas Corp.	312,541
360,000	Tokyo Gas Co. Ltd.	1,440,984
19,859	WGL Holdings, Inc.	602,919
		2,939,319
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.5%
8,800	Alcon, Inc.	724,768
16,600	Baxter International, Inc.	845,106
28,967	Beckman Coulter, Inc.	1,298,880
38,502	Becton, Dickinson & Co.	2,382,889
138,334	Boston Scientific Corp.(1)	971,105
28,059	C.R. Bard, Inc.	2,252,015
8,980	Cie Generale d'Optique Essilor International SA	311,116
28,300	Covidien Ltd.	896,261
17,200	DENTSPLY International, Inc.	397,664
22,200	Edwards Lifesciences Corp.(1)	1,234,542
19,897	Gen-Probe, Inc.(1)	807,221
2,274	Hospira, Inc.(1)	52,757
3,700	Intuitive Surgical, Inc.(1)	336,552
10,800	Kinetic Concepts, Inc.(1)	235,224
55,700	Medtronic, Inc.	1,648,163
10,200	Mettler-Toledo International, Inc.(1)	543,762
29,274	Mindray Medical International Ltd. ADR	534,250
27,855	St. Jude Medical, Inc.(1)	923,672
24,146	STERIS Corp.	556,807

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

20,700	Terumo Corp.	$ 635,740
5,835	Varian Medical Systems, Inc.(1)	178,026
14,318	Zimmer Holdings, Inc.(1)	501,416
		18,267,936
HEALTH CARE PROVIDERS & SERVICES ― 1.6%
11,906	Aetna, Inc.	284,196
1,490	AMERIGROUP Corp.(1)	36,922
12,500	CIGNA Corp.	197,000
107,024	Express Scripts, Inc.(1)	5,383,307
46,830	Fresenius Medical Care AG & Co. KGaA	1,928,690
27,228	Humana, Inc.(1)	644,487
15,860	LifePoint Hospitals, Inc.(1)	333,377
7,562	Magellan Health Services, Inc.(1)	250,756
64,700	Medco Health Solutions, Inc.(1)	2,625,526
354,659	Netcare Ltd.(1)	301,479
114,708	Omnicare, Inc.	2,974,379
10,796	Owens & Minor, Inc.	363,933
13,647	Quest Diagnostics, Inc.	625,442
106,393	UnitedHealth Group, Inc.	2,090,623
36,359	WellPoint, Inc.(1)	1,233,297
		19,273,414
HOTELS, RESTAURANTS & LEISURE ― 0.7%
6,700	Accor SA	240,507
74,210	Carnival plc	1,515,959
370,370	Compass Group plc	1,637,449
11,800	Darden Restaurants, Inc.	320,252
33,388	International Speedway Corp., Class A	645,390
31,754	McDonald's Corp.	1,659,146
10,800	Panera Bread Co., Class A(1)	475,632
56,917	Speedway Motorsports, Inc.	675,605
35,000	Starbucks Corp.(1)	320,250
2,908	Starwood Hotels & Resorts Worldwide, Inc.	33,704
129,620	TUI Travel plc	409,478
12,179	WMS Industries, Inc.(1)	220,805
		8,154,177
HOUSEHOLD DURABLES ― 0.3%
205,734	Desarrolladora Homex SAB de CV(1)	432,271
66,400	KB Home	590,960
7,400	M.D.C. Holdings, Inc.	186,702
11,000	Mohawk Industries, Inc.(1)	248,490
68,600	Newell Rubbermaid, Inc.	387,590
4,077	NVR, Inc.(1)	1,356,704
20,400	Pulte Homes, Inc.	187,272
26,900	Toll Brothers, Inc.(1)	426,365
13,940	Whirlpool Corp.	309,886
		4,126,240
HOUSEHOLD PRODUCTS ― 1.0%
15,233	Clorox Co.	740,324
6,232	Colgate-Palmolive Co.	375,042
45,877	Kimberly-Clark Corp.	2,161,265
3,579	LG Household & Health Care Ltd.	346,684
136,304	Procter & Gamble Co. (The)	6,565,764

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

42,495	Reckitt Benckiser Group plc	$ 1,635,551
9,400	Unicharm Corp.	612,192
		12,436,822
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
116,810	International Power plc	396,340
67,887	Mirant Corp.(1)	830,258
90,934	NRG Energy, Inc.(1)	1,718,653
123,716	Reliant Energy, Inc.(1)	428,057
		3,373,308
INDUSTRIAL CONGLOMERATES ― 0.7%
28,538	3M Co.	1,297,338
786,812	General Electric Co.	6,695,770
24,000	Tyco International Ltd.	481,200
		8,474,308
INSURANCE ― 2.1%
22,677	ACE Ltd.	827,937
65,806	Admiral Group plc	802,102
19,490	Allianz SE	1,320,263
88,949	Allstate Corp. (The)	1,497,012
15,620	American Financial Group, Inc.	243,047
26,600	Aon Corp.	1,017,184
23,684	Aspen Insurance Holdings Ltd.	516,074
36,983	AXA SA	341,854
22,200	Axis Capital Holdings Ltd.	496,836
28	Berkshire Hathaway, Inc., Class A(1)	2,200,800
379,000	China Life Insurance Co. Ltd. H Shares	1,054,203
53,252	Chubb Corp. (The)	2,078,958
5,087	Endurance Specialty Holdings Ltd.	113,796
77,800	Fidelity National Financial, Inc., Class A	1,289,146
13,400	Hartford Financial Services Group, Inc. (The)	81,740
128,940	Korean Reinsurance Co.	803,547
20,200	Loews Corp.	400,970
98,580	Marsh & McLennan Cos., Inc.	1,767,539
24,709	MetLife, Inc.	456,128
19,370	Muenchener Rueckversicherungs-Gesellschaft AG	2,376,354
515	Odyssey Re Holdings Corp.	23,927
14,000	PartnerRe Ltd.	866,600
11,001	Prudential Financial, Inc.	180,527
5,900	Reinsurance Group of America, Inc.	160,480
5,599	Samsung Fire & Marine Insurance Co. Ltd.	567,327
617	Sony Financial Holdings, Inc.	1,565,169
18,900	Torchmark Corp.	389,340
61,969	Travelers Cos., Inc. (The)	2,240,179
		25,679,039
INTERNET & CATALOG RETAIL ― 0.2%
8,890	Amazon.com, Inc.(1)	575,983
27,500	Netflix, Inc.(1)	993,850
1,870	Rakuten, Inc.	959,180
		2,529,013
INTERNET SOFTWARE & SERVICES ― 0.8%
19,500	Equinix, Inc.(1)	904,995
15,365	Google, Inc., Class A(1)	5,193,216

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

67,300	NetEase.com, Inc. ADR(1)	$ 1,378,304
22,200	Open Text Corp.(1)	701,742
30,200	Sohu.com, Inc.(1)	1,491,880
123,200	Tencent Holdings Ltd.	701,987
		10,372,124
IT SERVICES ― 1.5%
63,604	Accenture Ltd., Class A	1,856,601
25,185	Affiliated Computer Services, Inc., Class A(1)	1,174,376
31,653	Alliance Data Systems Corp.(1)	936,929
13,300	Fiserv, Inc.(1)	433,846
30,500	Global Payments, Inc.	935,740
66,660	Indra Sistemas SA	1,220,687
104,150	International Business Machines Corp.	9,584,924
212,832	Rolta India Ltd.	365,326
23,096	SAIC, Inc.(1)	436,745
23,200	Tata Consultancy Services Ltd.	217,271
20,021	Visa, Inc., Class A	1,135,391
		18,297,836
LEISURE EQUIPMENT & PRODUCTS(2)
10,126	Mattel, Inc.	119,892
12,222	Polaris Industries, Inc.	225,007
6,714	RC2 Corp.(1)	31,489
		376,388
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
7,880	Lonza Group AG	757,286
18,700	QIAGEN NV(1)	299,574
85,400	Thermo Fisher Scientific, Inc.(1)	3,096,604
		4,153,464
MACHINERY ― 0.9%
76,358	AGCO Corp.(1)	1,308,776
18,400	Briggs & Stratton Corp.	224,112
24,000	Caterpillar, Inc.	590,640
1,371,315	China South Locomotive & Rolling Stock Corp. H Shares(1)	595,989
33,197	Dover Corp.	827,933
17,424	Flowserve Corp.	879,389
3,612	Hyundai Mipo Dockyard Co. Ltd.	276,517
15,500	Illinois Tool Works, Inc.	430,900
43,500	Ingersoll-Rand Co. Ltd., Class A	616,830
11,100	ITT Corp.	414,585
73,000	Japan Steel Works Ltd. (The)	652,282
25,600	Kurita Water Industries Ltd.	431,742
60,100	Lupatech SA(1)	585,569
35,100	Navistar International Corp.(1)	989,820
15,100	PACCAR, Inc.	378,557
16,700	Parker-Hannifin Corp.	557,279
21,971	Valmont Industries, Inc.	957,057
		10,717,977
MARINE ― 0.1%
27,000	Diana Shipping, Inc.	316,710
14,800	Genco Shipping & Trading Ltd.	181,596
3,000	Mitsui OSK Lines Ltd.	15,283

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

512,000	U-Ming Marine Transport Corp.	$ 649,824
		1,163,413
MEDIA ― 1.4%
276,960	British Sky Broadcasting Group plc	1,857,340
141,103	CBS Corp., Class B	602,510
43,231	CJ Internet Corp.	397,872
165,455	Comcast Corp., Class A	2,160,842
107,500	DIRECTV Group, Inc. (The)(1)	2,143,550
20,394	DISH Network Corp., Class A(1)	229,433
180,820	Gannett Co., Inc.	585,857
19,410	Interpublic Group of Cos., Inc. (The)(1)	73,952
41,054	Naspers Ltd.	624,440
175,580	Reed Elsevier plc	1,310,912
23,600	Scripps Networks Interactive, Inc., Class A	469,876
130,748	SES SA Fiduciary Depositary Receipt	2,419,875
321,110	Time Warner, Inc.	2,450,069
55,800	Viacom, Inc., Class B(1)	858,762
28,010	Vivendi	670,940
19,412	Walt Disney Co. (The)	325,539
		17,181,769
METALS & MINING ― 1.0%
15,100	Agnico-Eagle Mines Ltd. New York Shares	752,886
51,578	Antofagasta plc	323,904
84,439	BHP Billiton Ltd.	1,536,396
277,200	Cia Vale do Rio Doce Preference Shares	3,116,964
20,663	Cliffs Natural Resources, Inc.	318,830
4,160	Compass Minerals International, Inc.	217,235
30,005	Evraz Group SA GDR	263,490
42,728	Harmony Gold Mining Co. Ltd.(1)	514,521
50,264	Impala Platinum Holdings Ltd.	588,152
82,706	JSW Steel Ltd.	299,222
42,100	Kinross Gold Corp. New York Shares	664,338
158,000	Kobe Steel Ltd.	189,926
20,827	Newmont Mining Corp.	867,028
34,800	Nucor Corp.	1,171,020
3,442	POSCO	696,784
16,480	Rio Tinto Ltd.	481,938
19,500	Schnitzer Steel Industries, Inc., Class A	558,480
5,928	United States Steel Corp.	116,604
		12,677,718
MULTILINE RETAIL ― 1.1%
123,231	Dollar Tree, Inc.(1)	4,783,827
103,483	Family Dollar Stores, Inc.	2,839,574
73,100	Kohl's Corp.(1)	2,568,734
66,700	Macy's, Inc.	524,929
40,520	Next plc	675,762
57,784	Target Corp.	1,635,865
		13,028,691
MULTI-UTILITIES ― 0.4%
6,259	Ameren Corp.	148,839
115,513	CenterPoint Energy, Inc.	1,192,094
14,796	GDF Suez	472,536

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

49,281	Public Service Enterprise Group, Inc.	$ 1,344,878
4,000	Sempra Energy	166,280
20,930	Wisconsin Energy Corp.	833,433
29,208	Xcel Energy, Inc.	518,150
		4,676,210
OFFICE ELECTRONICS(2)
58,500	Xerox Corp.	303,030

OIL, GAS & CONSUMABLE FUELS ― 6.8%
33,200	Alpha Natural Resources, Inc.(1)	610,880
33,159	Anadarko Petroleum Corp.	1,158,907
46,347	Apache Corp.	2,738,644
181,840	BG Group plc	2,594,784
29,280	BP plc ADR	1,123,181
169,018	Chevron Corp.	10,261,083
1,239,000	CNOOC Ltd.	1,070,019
166,634	ConocoPhillips	6,223,780
25,400	Continental Resources, Inc.(1)	403,606
44,404	Devon Energy Corp.	1,939,123
710	EnCana Corp.	27,953
115,620	ENI SpA	2,309,630
29,614	EOG Resources, Inc.	1,481,885
41,074	EQT Corp.	1,263,025
358,181	Exxon Mobil Corp.	24,320,490
11,645	Frontline Ltd.	236,277
9,500	Hess Corp.	519,555
33,755	McMoRan Exploration Co.(1)	154,935
84,710	OAO Gazprom ADR	1,090,955
20,901	OAO LUKOIL	649,661
62,324	Occidental Petroleum Corp.	3,232,746
125,519	Petrohawk Energy Corp.(1)	2,136,333
127,508	Petroleo Brasileiro SA ADR	3,535,797
25,769	Plains Exploration & Production Co.(1)	493,219
495,509	Polskie Gornictwo Naftowe I Gazownictwo SA	466,530
82,900	Quicksilver Resources, Inc.(1)	497,400
20,100	Range Resources Corp.	714,957
26,779	Reliance Industries Ltd.	655,063
63,100	Royal Dutch Shell plc ADR	2,774,507
36,759	Sasol Ltd.	912,325
32,900	Southwestern Energy Co.(1)	946,533
33,947	Stone Energy Corp.(1)	134,430
28,087	Sunoco, Inc.	939,510
83,064	Total SA	3,930,749
12,000	Ultra Petroleum Corp.(1)	421,680
60,170	Valero Energy Corp.	1,166,095
40,570	W&T Offshore, Inc.	326,588
		83,462,835
PAPER & FOREST PRODUCTS ― 0.1%
24,100	International Paper Co.	137,129
39,377	Weyerhaeuser Co.	951,348
		1,088,477
PERSONAL PRODUCTS ― 0.1%
8,200	Chattem, Inc.(1)	520,126

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

13,300	Estee Lauder Cos., Inc. (The), Class A	$ 301,245
10,835	Mead Johnson Nutrition Co., Class A(1)	298,938
74,200	Natura Cosmeticos SA	674,235
		1,794,544
PHARMACEUTICALS ― 4.3%
68,992	Abbott Laboratories	3,266,081
6,552	Allergan, Inc.	253,825
101,264	Aspen Pharmacare Holdings Ltd.(1)	414,886
55,950	AstraZeneca plc	1,789,863
17,030	Bayer AG	820,203
29,393	Bristol-Myers Squibb Co.	541,125
76,698	Dr. Reddys Laboratories Ltd.	580,363
125,583	Eli Lilly & Co.	3,689,629
15,662	Endo Pharmaceuticals Holdings, Inc.(1)	297,265
24,035	Forest Laboratories, Inc.(1)	515,310
94,258	GlaxoSmithKline plc	1,438,701
36,460	Hikma Pharmaceuticals plc	196,404
248,607	Johnson & Johnson	12,430,350
149,319	King Pharmaceuticals, Inc.(1)	1,096,001
157,619	Merck & Co., Inc.	3,814,380
39,530	Novartis AG	1,438,705
60,055	Novo Nordisk A/S B Shares	2,918,462
583,235	Pfizer, Inc.	7,179,623
12,912	Roche Holding Ltd.	1,464,309
60,963	Schering-Plough Corp.	1,060,147
24,979	Sepracor, Inc.(1)	374,185
75,779	Teva Pharmaceutical Industries Ltd. ADR	3,378,228
18,982	Watson Pharmaceuticals, Inc.(1)	536,621
81,220	Wyeth	3,315,400
1	Yuhan Corp.	126
		52,810,192
PROFESSIONAL SERVICES ― 0.3%
123,439	Capita Group plc (The)	1,171,387
157,620	Experian plc	935,575
23,100	Randstad Holding NV	338,274
6,700	Robert Half International, Inc.	102,979
600	SGS SA	541,919
		3,090,134
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.3%
34,200	Annaly Capital Management, Inc.	475,380
2,232	Boston Properties, Inc.	82,785
13,900	Developers Diversified Realty Corp.	41,005
29,900	Digital Realty Trust, Inc.	893,711
74,214	Host Hotels & Resorts, Inc.	274,592
475,000	Link Real Estate Investment Trust (The)	903,443
1,974	Public Storage	109,517
17,048	Simon Property Group, Inc.	564,289
		3,344,722
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.1%
496,000	China Overseas Land & Investment Ltd.	644,778
41,000	Mitsubishi Estate Co. Ltd.	409,250
		1,054,028

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

ROAD & RAIL ― 0.4%
82,400	ALL - America Latina Logistica SA	$ 280,134
8,310	Burlington Northern Santa Fe Corp.	488,379
19,790	Canadian National Railway Co.	635,607
110	Central Japan Railway Co.	665,582
11,254	CSX Corp.	277,749
8,442	Heartland Express, Inc.	104,427
10,801	Norfolk Southern Corp.	342,608
53,591	Union Pacific Corp.	2,010,734
		4,805,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.7%
107,100	Altera Corp.	1,641,843
197,677	Amkor Technology, Inc.(1)	338,028
7,729	Analog Devices, Inc.	144,069
189,244	Applied Materials, Inc.	1,742,937
13,850	ASML Holding NV	213,721
83,388	Broadcom Corp., Class A(1)	1,371,733
54,260	Hynix Semiconductor, Inc.(1)	305,006
227,024	Intel Corp.	2,892,286
20,160	KLA-Tencor Corp.	347,760
39,002	Linear Technology Corp.	850,244
133,985	LSI Corp.(1)	388,557
129,400	Marvell Technology Group Ltd.(1)	971,794
97,560	MediaTek, Inc.	837,395
75,468	Microsemi Corp.(1)	762,981
5,587	National Semiconductor Corp.	60,898
54,200	NVIDIA Corp.(1)	448,776
9,473	Samsung Electronics Co. Ltd.	2,928,250
1,378,493	Taiwan Semiconductor Manufacturing Co. Ltd.	1,728,220
40,450	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	304,993
103,308	Texas Instruments, Inc.	1,482,470
33,900	Xilinx, Inc.	599,352
		20,361,313
SOFTWARE ― 1.9%
43,403	Autonomy Corp. plc(1)	753,524
17,500	BMC Software, Inc.(1)	518,525
15,400	Cerner Corp.(1)	563,640
14,800	Check Point Software Technologies(1)	325,156
37,700	Konami Corp.	529,752
41,450	Macrovision Solutions Corp.(1)	652,009
42,200	McAfee, Inc.(1)	1,179,490
546,321	Microsoft Corp.	8,823,084
6,800	Nintendo Co. Ltd.	1,927,456
247,895	Oracle Corp.(1)	3,852,288
42,734	Quest Software, Inc.(1)	482,894
7,500	salesforce.com, inc.(1)	210,000
14,570	SAP AG	470,225
15,300	Shanda Interactive Entertainment Ltd. ADR(1)	502,146
27,772	Sybase, Inc.(1)	754,843
71,400	Symantec Corp.(1)	987,462
21,259	Synopsys, Inc.(1)	396,055

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

16,384	UbiSoft Entertainment SA(1)	$ 247,106
		23,175,655
SPECIALTY RETAIL ― 1.3%
28,350	Advance Auto Parts, Inc.	1,084,388
3,113	AutoZone, Inc.(1)	442,762
24,300	Best Buy Co., Inc.	700,326
47,700	CarMax, Inc.(1)	449,811
7,700	FAST RETAILING CO. LTD.	771,639
154,855	Gap, Inc. (The)	1,670,885
6,150	H & M Hennes & Mauritz AB B Shares	229,811
69,232	Home Depot, Inc. (The)	1,446,257
32,900	J. Crew Group, Inc.(1)	370,454
252,660	Kingfisher plc	455,606
129,831	Lowe's Cos., Inc.	2,056,523
39,600	O'Reilly Automotive, Inc.(1)	1,321,056
29,100	PetSmart, Inc.	583,164
23,201	RadioShack Corp.	170,063
43,754	Ross Stores, Inc.	1,291,618
9,794	Sherwin-Williams Co. (The)	450,034
57,600	Staples, Inc.	918,720
21,500	TJX Cos., Inc. (The)	478,805
6,030	Tractor Supply Co.(1)	188,377
115,734	Truworths International Ltd.	356,258
		15,436,557
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
4,140	adidas AG	120,570
9,821	Polo Ralph Lauren Corp.	338,530
17,300	VF Corp.	897,870
		1,356,970
THRIFTS & MORTGAGE FINANCE(2)
16,823	Housing Development Finance Corp. Ltd.	415,605

TOBACCO ― 0.5%
106,684	Altria Group, Inc.	1,647,201
27,671	British American Tobacco plc	710,825
35,900	Lorillard, Inc.	2,097,996
58,024	Philip Morris International, Inc.	1,942,063
		6,398,085
TRADING COMPANIES & DISTRIBUTORS(2)
19,600	Mitsubishi Corp.	245,261
10,900	WESCO International, Inc.(1)	180,940
		426,201
WATER UTILITIES ― 0.1%
76,900	Aqua America, Inc.	1,414,960

WIRELESS TELECOMMUNICATION SERVICES ― 1.2%
41,424	America Movil SAB de CV ADR, Series L	1,055,484
98,100	American Tower Corp., Class A(1)	2,856,672
42,610	Bharti Airtel Ltd.(1)	526,852
68,000	China Mobile Ltd.	585,284
48,766	China Mobile Ltd. ADR	2,114,006
40,357	MetroPCS Communications, Inc.(1)	585,177
6,710	Millicom International Cellular SA	264,173

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

53,421	MTN Group Ltd.	$ 453,574
12,500	NII Holdings, Inc.(1)	160,125
142,713	SBA Communications Corp., Class A(1)	2,965,576
50,900	Softbank Corp.	611,692
83,300	Sprint Nextel Corp.(1)	274,057
45,935	Vivo Particpacoes SA ADR	744,610
812,160	Vodafone Group plc	1,443,705
		14,640,987
TOTAL COMMON STOCKS
(Cost $917,002,219)		722,247,070
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 11.7%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.4%
$ 5,292,347	FHLMC, VRN, 5.98%, 11/1/11(4)	5,494,461
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 11.3%
1,896	FHLMC, 6.50%, 12/1/12(4)	1,988
35,479	FHLMC, 7.00%, 6/1/14(4)	37,269
144,642	FHLMC, 6.50%, 6/1/16(4)	151,704
176,158	FHLMC, 6.50%, 6/1/16(4)	184,398
2,644,134	FHLMC, 4.50%, 1/1/19(4)	2,705,555
71,520	FHLMC, 5.00%, 10/1/19(4)	73,863
375,119	FHLMC, 5.00%, 11/1/19(4)	387,408
18,404	FHLMC, 5.50%, 11/1/19(4)	19,162
9,949	FHLMC, 5.50%, 11/1/19(4)	10,359
11,997	FHLMC, 5.50%, 11/1/19(4)	12,491
15,088	FHLMC, 5.50%, 11/1/19(4)	15,710
10,631	FHLMC, 5.50%, 12/1/19(4)	11,069
6,847	FHLMC, 5.00%, 2/1/20(4)	7,062
13,837	FHLMC, 5.00%, 2/1/20(4)	14,273
12,752	FHLMC, 5.50%, 3/1/20(4)	13,269
19,529	FHLMC, 5.50%, 3/1/20(4)	20,322
40,834	FHLMC, 5.50%, 3/1/20(4)	42,491
7,995	FHLMC, 5.00%, 5/1/20(4)	8,247
24,684	FHLMC, 5.00%, 5/1/20(4)	25,462
46,798	FHLMC, 5.00%, 5/1/20(4)	48,272
275,614	FHLMC, 4.50%, 7/1/20(4)	281,155
87,711	FHLMC, 4.00%, 10/1/20(4)	87,956
10,391,343	FHLMC, 5.00%, 4/1/21(4)	10,718,779
2,195	FHLMC, 8.00%, 6/1/26(4)	2,335
2,927	FHLMC, 8.00%, 6/1/26(4)	3,113
8,828	FHLMC, 8.00%, 6/1/26(4)	9,387
1,660	FHLMC, 8.00%, 7/1/26(4)	1,766
8,802	FHLMC, 7.00%, 8/1/29(4)	9,415
24,548	FHLMC, 7.50%, 8/1/29(4)	26,223
51,622	FHLMC, 8.00%, 7/1/30(4)	54,842
99,308	FHLMC, 6.50%, 6/1/31(4)	104,746
1,267,846	FHLMC, 5.50%, 12/1/33(4)	1,303,759
45,326	FHLMC, 6.50%, 5/1/34(4)	47,638
162,088	FHLMC, 5.50%, 6/1/35(4)	166,375

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 85,400	FHLMC, 5.00%, 9/1/35(4)	$ 86,922
128,072	FHLMC, 5.00%, 9/1/35(4)	130,355
433,420	FHLMC, 5.50%, 10/1/35(4)	444,885
557,057	FHLMC, 5.00%, 11/1/35(4)	566,986
685,055	FHLMC, 5.00%, 11/1/35(4)	697,265
69,947	FHLMC, 6.50%, 3/1/36(4)	73,263
3,322,436	FHLMC, 5.50%, 1/1/38(4)	3,406,684
33,952,515	FHLMC, 6.00%, 11/1/38	35,191,236
461,500	FHLMC, 6.50%, 7/1/47(4)	481,378
16,637	FNMA, 6.00%, 5/1/11(4)	17,055
19,302	FNMA, 6.50%, 3/1/12(4)	20,256
1,191	FNMA, 6.50%, 4/1/12(4)	1,250
3,103	FNMA, 6.50%, 4/1/12(4)	3,257
10,659	FNMA, 6.50%, 4/1/12(4)	11,187
28,278	FNMA, 6.50%, 4/1/12(4)	29,677
38,339	FNMA, 6.00%, 12/1/13(4)	40,231
116,754	FNMA, 5.32%, 4/1/14(4)	122,451
109,274	FNMA, 6.00%, 4/1/14(4)	114,664
22,139	FNMA, 7.50%, 6/1/15(4)	23,266
177,309	FNMA, 5.17%, 1/1/16(4)	184,403
3,273,971	FNMA, 4.50%, 5/1/19(4)	3,345,930
29,260	FNMA, 4.00%, 6/1/19(4)	29,525
278,184	FNMA, 4.50%, 6/1/19(4)	284,298
30,340	FNMA, 4.50%, 12/1/19(4)	31,007
50,022	FNMA, 5.00%, 3/1/20(4)	51,583
50,420	FNMA, 5.00%, 3/1/20(4)	52,056
39,391	FNMA, 5.00%, 4/1/20(4)	40,620
11,059	FNMA, 5.00%, 5/1/20(4)	11,404
57,620	FNMA, 5.00%, 5/1/20(4)	59,417
210,774	FNMA, 5.00%, 7/1/20(4)	217,350
5,655	FNMA, 7.00%, 5/1/26(4)	6,051
6,878	FNMA, 7.00%, 6/1/26(4)	7,360
20,990	FNMA, 7.50%, 3/1/27(4)	22,492
44,011	FNMA, 6.50%, 4/1/29(4)	46,476
32,661	FNMA, 6.50%, 6/1/29(4)	34,490
88,915	FNMA, 6.50%, 6/1/29(4)	93,895
28,590	FNMA, 7.00%, 7/1/29(4)	30,569
30,406	FNMA, 7.00%, 7/1/29(4)	32,502
106,282	FNMA, 6.50%, 8/1/29(4)	112,234
52,042	FNMA, 7.00%, 3/1/30(4)	55,645
40,307	FNMA, 8.00%, 7/1/30(4)	43,052
28,746	FNMA, 7.50%, 9/1/30(4)	30,742
250,599	FNMA, 6.50%, 9/1/31(4)	264,477
131,783	FNMA, 7.00%, 9/1/31(4)	140,907
91,694	FNMA, 6.50%, 1/1/32(4)	96,715
697,226	FNMA, 7.00%, 6/1/32(4)	745,387
390,225	FNMA, 6.50%, 10/1/32(4)	411,348
1,122,342	FNMA, 5.50%, 6/1/33(4)	1,154,484
2,739,760	FNMA, 5.50%, 8/1/33(4)	2,818,222
4,101,529	FNMA, 5.00%, 11/1/33(4)	4,189,236
4,944,809	FNMA, 5.50%, 1/1/34(4)	5,083,979
234,871	FNMA, 5.50%, 9/1/34(4)	241,377

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 237,439	FNMA, 5.50%, 10/1/34(4)	$ 244,017
424,153	FNMA, 6.00%, 10/1/34(4)	439,878
934,801	FNMA, 5.00%, 11/1/34(4)	953,915
11,214	FNMA, 5.50%, 3/1/35(4)	11,514
18,589	FNMA, 5.50%, 3/1/35(4)	19,086
27,747	FNMA, 5.50%, 3/1/35(4)	28,490
87,133	FNMA, 5.50%, 3/1/35(4)	89,465
92,548	FNMA, 5.50%, 3/1/35(4)	95,025
116,652	FNMA, 5.00%, 4/1/35(4)	118,965
12,905	FNMA, 6.00%, 5/1/35(4)	13,363
99,283	FNMA, 6.00%, 5/1/35(4)	102,809
2,457	FNMA, 6.00%, 6/1/35(4)	2,544
49,063	FNMA, 6.00%, 6/1/35(4)	50,805
181,384	FNMA, 6.00%, 6/1/35(4)	187,826
418,106	FNMA, 5.00%, 7/1/35(4)	426,393
75,930	FNMA, 5.50%, 7/1/35(4)	77,963
25,547	FNMA, 6.00%, 7/1/35(4)	26,454
181,158	FNMA, 6.00%, 7/1/35(4)	187,592
267,973	FNMA, 6.00%, 7/1/35(4)	277,490
53,602	FNMA, 5.50%, 8/1/35(4)	55,037
36,048	FNMA, 6.00%, 8/1/35(4)	37,329
6,728,579	FNMA, 4.50%, 9/1/35(4)	6,753,661
3,337	FNMA, 5.50%, 9/1/35(4)	3,427
8,624	FNMA, 5.50%, 9/1/35(4)	8,855
69,086	FNMA, 5.50%, 9/1/35(4)	70,935
200,560	FNMA, 5.50%, 9/1/35(4)	205,928
391,306	FNMA, 5.50%, 9/1/35(4)	401,778
57,277	FNMA, 5.00%, 10/1/35(4)	58,412
1,239,837	FNMA, 5.50%, 10/1/35(4)	1,273,019
157,092	FNMA, 6.00%, 10/1/35(4)	162,671
544,738	FNMA, 5.50%, 11/1/35(4)	559,317
241,349	FNMA, 6.00%, 11/1/35(4)	249,920
18,053	FNMA, 6.50%, 11/1/35(4)	18,925
36,187	FNMA, 6.50%, 11/1/35(4)	37,936
111,648	FNMA, 6.50%, 12/1/35(4)	117,046
65,313	FNMA, 6.50%, 4/1/36(4)	68,410
414,342	FNMA, 6.00%, 8/1/36(4)	428,797
4,386,576	FNMA, 5.00%, 10/1/36(4)	4,469,412
3,905,136	FNMA, 5.50%, 2/1/37(4)	4,005,990
255,780	FNMA, 6.00%, 5/1/37(4)	264,489
107,583	FNMA, 6.00%, 7/1/37(4)	111,246
6,890,694	FNMA, 6.50%, 8/1/37(4)	7,191,891
7,500,000	FNMA, 4.50%, 2/1/39	7,516,406
297,939	FNMA, 6.50%, 6/1/47(4)	310,772
721,220	FNMA, 6.50%, 8/1/47(4)	752,285
959,949	FNMA, 6.50%, 8/1/47(4)	1,001,297
119,631	FNMA, 6.50%, 9/1/47(4)	124,784
2,523,477	FNMA, 6.50%, 9/1/47(4)	2,632,171
977,392	FNMA, 6.50%, 9/1/47(4)	1,019,492
1,191,052	FNMA, 6.50%, 9/1/47(4)	1,242,355
2,795	GNMA, 9.00%, 4/20/25(4)	3,029
6,089	GNMA, 7.50%, 10/15/25(4)	6,565

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 2,525	GNMA, 6.00%, 4/15/26(4)	$ 2,631
2,884	GNMA, 6.00%, 4/15/26(4)	3,005
5,133	GNMA, 7.50%, 6/15/26(4)	5,538
40,515	GNMA, 7.00%, 12/15/27(4)	43,852
46,957	GNMA, 7.50%, 12/15/27(4)	50,608
38,518	GNMA, 6.50%, 1/15/28(4)	40,437
14,054	GNMA, 6.50%, 3/15/28(4)	14,754
63,120	GNMA, 6.00%, 5/15/28(4)	65,786
94,265	GNMA, 6.00%, 5/15/28(4)	98,246
763	GNMA, 6.50%, 5/15/28(4)	801
7,906	GNMA, 6.50%, 5/15/28(4)	8,300
106,125	GNMA, 7.00%, 5/15/31(4)	114,731
74,616	GNMA, 5.50%, 4/15/32(4)	76,968
684,079	GNMA, 5.50%, 11/15/32(4)	705,647
14,358,915	GNMA, 6.50%, 10/15/38(4)	14,993,458
		138,781,307
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $139,744,336)		144,275,768
CORPORATE BONDS ― 9.8%

AEROSPACE & DEFENSE ― 0.3%
30,000	Alliant Techsystems, Inc., 6.75%, 4/1/16(4)	29,100
658,000	Honeywell International, Inc., 5.30%, 3/15/17(4)	664,197
490,000	Honeywell International, Inc., 5.30%, 3/1/18(4)	493,307
50,000	L-3 Communications Corp., 7.625%, 6/15/12(4)	50,375
375,000	L-3 Communications Corp., 6.125%, 7/15/13(4)	361,875
250,000	L-3 Communications Corp., 6.375%, 10/15/15(4)	237,500
850,000	Lockheed Martin Corp., 6.15%, 9/1/36(4)	864,180
622,000	United Technologies Corp., 6.05%, 6/1/36(4)	619,659
470,000	United Technologies Corp., 6.125%, 7/15/38(4)	490,784
		3,810,977
AUTOMOBILES ― 0.1%
610,000	DaimlerChrysler N.A. LLC, 5.875%, 3/15/11(4)	581,130
250,000	Ford Motor Co., 7.45%, 7/16/31(4)	48,125
475,000	General Motors Corp., 8.375%, 7/15/33(4)	65,312
		694,567
BEVERAGES ― 0.3%
870,000	Coca-Cola Co. (The), 5.35%, 11/15/17(4)	909,611
1,010,000	Diageo Capital plc, 5.75%, 10/23/17(4)	1,008,487
1,470,000	SABMiller plc, 6.20%, 7/1/11(4)(5)	1,471,942
		3,390,040
BUILDING PRODUCTS(2)
200,000	Nortek, Inc., 10.00%, 12/1/13(4)	81,000

CAPITAL MARKETS ― 0.4%
1,180,000	Credit Suisse (New York), 5.00%, 5/15/13(4)	1,141,127
720,000	Deutsche Bank AG (London), 4.875%, 5/20/13(4)	700,809
870,000	Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	863,773
1,370,000	Merrill Lynch & Co., Inc., 4.79%, 8/4/10(4)	1,261,766
190,000	Morgan Stanley, 6.00%, 4/28/15(4)	173,177
680,000	Morgan Stanley, 6.625%, 4/1/18(4)	629,367
		4,770,019

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

CHEMICALS ― 0.1%
$ 740,000	Air Products & Chemicals, Inc., 4.15%, 2/1/13(4)	$ 726,015
375,000	Ineos Group Holdings plc, 8.50%, 2/15/16(4)(5)	24,375
530,000	Rohm & Haas Co., 5.60%, 3/15/13(4)	490,398
		1,240,788
COMMERCIAL BANKS ― 0.4%
363,000	GMAC LLC, 6.875%, 9/15/11(5)	236,550
640,000	PNC Bank N.A., 6.00%, 12/7/17(4)	589,681
738,000	PNC Funding Corp., 5.125%, 12/14/10(4)	736,655
240,000	SunTrust Bank, 7.25%, 3/15/18(4)	243,046
839,000	Wachovia Bank N.A., 4.80%, 11/1/14(4)	769,935
1,312,000	Wachovia Bank N.A., 4.875%, 2/1/15(4)	1,173,349
1,161,000	Wells Fargo & Co., 4.625%, 8/9/10(4)	1,156,499
310,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(4)	313,560
		5,219,275
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
470,000	Allied Waste North America, Inc., 6.375%, 4/15/11(4)	462,001
150,000	Allied Waste North America, Inc., 7.875%, 4/15/13(4)	149,755
96,000	Allied Waste North America, Inc., 7.25%, 3/15/15(4)	93,712
200,000	ARAMARK Corp., 8.50%, 2/1/15(4)	183,000
596,000	Corrections Corp. of America, 6.25%, 3/15/13(4)	573,650
14,000	Corrections Corp. of America, 6.75%, 1/31/14(4)	13,650
510,000	Pitney Bowes, Inc., 5.75%, 9/15/17(4)	520,143
		1,995,911
COMMUNICATIONS EQUIPMENT(2)
500,000	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(4)(5)	457,500

COMPUTERS & PERIPHERALS(2)
220,000	Hewlett-Packard Co., 6.125%, 3/1/14(4)	233,339

CONSUMER FINANCE ― 0.5%
570,000	American Express Centurion Bank, 4.375%, 7/30/09(4)	563,568
1,700,000	American Express Centurion Bank, 5.55%, 10/17/12(4)	1,595,510
350,000	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	278,793
450,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11(4)	244,152
760,000	General Electric Capital Corp., 6.125%, 2/22/11(4)	778,557
470,000	General Electric Capital Corp., 4.80%, 5/1/13(4)	443,432
670,000	General Electric Capital Corp., 5.625%, 9/15/17(4)	585,270
470,000	John Deere Capital Corp., 4.50%, 4/3/13(4)	463,946
1,198,000	John Deere Capital Corp., 5.50%, 4/13/17(4)	1,133,249
		6,086,477
CONTAINERS & PACKAGING ― 0.1%
450,000	Ball Corp., 6.875%, 12/15/12(4)	450,000
250,000	Graham Packaging Co., Inc., 8.50%, 10/15/12	195,000
477,000	Graham Packaging Co., Inc., 9.875%, 10/15/14	302,895
30,000	Graphic Packaging International Corp., 9.50%, 8/15/13(4)	22,500
300,000	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17(6)	27,750
		998,145
DIVERSIFIED FINANCIAL SERVICES ― 0.3%
590,000	Bank of America Corp., 4.375%, 12/1/10(4)	549,771
944,000	Bank of America N.A., 5.30%, 3/15/17(4)	698,285
820,000	Bank of America N.A., 6.00%, 10/15/36(4)	565,402

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 710,000	Citigroup, Inc., 5.50%, 4/11/13(4)	$ 643,942
680,000	Citigroup, Inc., 6.125%, 5/15/18(4)	587,783
1,020,000	Pricoa Global Funding I, 5.40%, 10/18/12(4)(5)	1,001,569
		4,046,752
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
800,000	AT&T, Inc., 6.80%, 5/15/36(4)	775,078
870,000	AT&T, Inc., 6.55%, 2/15/39(4)	810,089
130,000	BellSouth Corp., 6.875%, 10/15/31(4)	121,095
150,000	Cincinnati Bell, Inc., 8.375%, 1/15/14(4)	138,000
492,000	Embarq Corp., 7.08%, 6/1/16(4)	443,406
325,000	Frontier Communications Corp., 6.25%, 1/15/13(4)	297,375
200,000	Frontier Communications Corp., 7.125%, 3/15/19(4)	169,000
300,000	Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(4)	284,250
125,000	Intelsat Subsidiary Jackson Holdings Ltd., 8.875%, 1/15/15(5)	119,375
225,000	Level 3 Financing, Inc., 9.25%, 11/1/14	144,000
500,000	MetroPCS Wireless, Inc., 9.25%, 11/1/14(4)	475,000
125,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11(4)	119,688
450,000	Qwest Communications International, Inc., 7.50%, 2/15/14(4)	383,625
745,000	Qwest Corp., 7.875%, 9/1/11(4)	737,550
270,000	Qwest Corp., 7.50%, 10/1/14(4)	241,312
1,250,000	Telecom Italia Capital SA, 4.00%, 1/15/10(4)	1,228,761
660,000	Telefonica Emisiones SAU, 7.05%, 6/20/36(4)	675,045
684,000	Verizon Communications, Inc., 5.55%, 2/15/16(4)	662,663
510,000	Verizon Communications, Inc., 5.50%, 2/15/18(4)	483,832
486,000	Verizon Communications, Inc., 6.25%, 4/1/37(4)	448,804
770,000	Verizon Communications, Inc., 6.40%, 2/15/38(4)	724,921
325,000	Windstream Corp., 8.625%, 8/1/16(4)	313,625
		9,796,494
ELECTRIC UTILITIES ― 0.4%
1,117,000	Carolina Power & Light Co., 5.15%, 4/1/15(4)	1,128,146
543,000	Carolina Power & Light Co., 5.25%, 12/15/15(4)	552,025
902,000	Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	797,070
325,000	Edison Mission Energy, 7.00%, 5/15/17(4)	276,250
225,000	Energy Future Holdings Corp., 10.875%, 11/1/17(4)	129,375
599,000	Florida Power Corp., 4.50%, 6/1/10(4)	606,982
510,000	Florida Power Corp., 6.35%, 9/15/37(4)	534,372
776,000	Southern California Edison Co., 5.625%, 2/1/36(4)	762,962
420,000	Toledo Edison Co. (The), 6.15%, 5/15/37(4)	321,832
		5,109,014
ELECTRICAL EQUIPMENT ― 0.1%
325,000	Baldor Electric Co., 8.625%, 2/15/17(4)	259,187
760,000	Rockwell Automation, Inc., 6.25%, 12/1/37(4)	734,845
		994,032
FOOD & STAPLES RETAILING ― 0.3%
350,000	SUPERVALU, INC., 7.50%, 11/15/14(4)	341,250
1,030,000	SYSCO Corp., 4.20%, 2/12/13(4)	1,042,982
870,000	Wal-Mart Stores, Inc., 3.00%, 2/3/14(4)	859,487
654,000	Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	655,335
810,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37(4)	870,130
480,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	499,536
		4,268,720

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

FOOD PRODUCTS ― 0.3%
$ 910,000	General Mills, Inc., 5.65%, 9/10/12(4)	$ 951,663
520,000	Kellogg Co., 6.60%, 4/1/11(4)	555,925
760,000	Kellogg Co., 5.125%, 12/3/12(4)	792,591
810,000	Kraft Foods, Inc., 6.00%, 2/11/13(4)	845,715
350,000	Smithfield Foods, Inc., 7.75%, 7/1/17(4)	211,750
		3,357,644

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
275,000	Bausch & Lomb, Inc., 9.875%, 11/1/15(4)	250,938
1,160,000	Baxter Finco BV, 4.75%, 10/15/10(4)	1,192,249
1,130,000	Baxter International, Inc., 5.90%, 9/1/16(4)	1,201,271
470,000	Baxter International, Inc., 5.375%, 6/1/18(4)	477,486
510,000	Baxter International, Inc., 6.25%, 12/1/37(4)	534,145
200,000	Biomet, Inc, 10.00%, 10/15/17(4)	201,000
275,000	Biomet, Inc, 11.625%, 10/15/17(4)	255,750
		4,112,839
HEALTH CARE PROVIDERS & SERVICES ― 0.1%
150,000	Community Health Systems, Inc., 8.875%, 7/15/15(4)	142,688
100,000	DaVita, Inc., 7.25%, 3/15/15(4)	97,500
25,000	Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11(4)	25,250
125,000	HCA, Inc., 9.25%, 11/15/16(4)	114,687
250,000	Healthsouth Corp., VRN, 8.32%, 6/15/09	216,250
125,000	Healthsouth Corp., 10.75%, 6/15/16	125,937
125,000	Omnicare, Inc., 6.875%, 12/15/15(4)	116,875
200,000	Sun Healthcare Group, Inc., 9.125%, 4/15/15	184,500
		1,023,687
HOTELS, RESTAURANTS & LEISURE ― 0.2%
238,569	Eldorado Casino Shreveport/Shreveport Capital Corp. PIK, 10.00%, 8/1/12	198,012
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13(4)	24,825
75,000	Mandalay Resort Group, 6.375%, 12/15/11(4)	34,875
1,220,000	McDonald's Corp., 5.35%, 3/1/18(4)	1,260,880
530,000	McDonald's Corp., 6.30%, 10/15/37(4)	557,947
565,000	MGM Mirage, 8.50%, 9/15/10(4)	259,900
350,000	MGM Mirage, 6.75%, 9/1/12(4)	148,750
44,000	Universal City Development Partners, 11.75%, 4/1/10(4)	33,880
25,000	Universal City Florida Holding Co. I/II, 8.375%, 5/1/10(4)	12,125
530,000	Yum! Brands, Inc., 6.875%, 11/15/37(4)	440,066
		2,971,260
HOUSEHOLD DURABLES ― 0.1%
70,000	D.R. Horton, Inc., 5.625%, 9/15/14(4)	53,375
500,000	KB Home, 6.375%, 8/15/11(4)	440,000
500,000	Pulte Homes, Inc., 7.875%, 8/1/11(4)	477,500
95,000	Simmons Co., 0.00%, 12/15/09(7)	1,425
		972,300
HOUSEHOLD PRODUCTS(2)
540,000	Kimberly-Clark Corp., 6.125%, 8/1/17(4)	567,078

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
325,000	AES Corp. (The), 8.00%, 10/15/17(4)	277,875
350,000	Reliant Energy, Inc., 7.625%, 6/15/14(4)	255,500
		533,375

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

INDUSTRIAL CONGLOMERATES ― 0.2%
$ 1,719,000	General Electric Co., 5.00%, 2/1/13(4)	$ 1,681,421
530,000	General Electric Co., 5.25%, 12/6/17(4)	488,967
		2,170,388
INSURANCE ― 0.4%
400,000	Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(4)	332,000
952,000	Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17(4)	541,902
700,000	Lincoln National Corp., 6.30%, 10/9/37(4)	448,490
1,620,000	MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	1,550,126
1,180,000	New York Life Global Funding, 4.65%, 5/9/13(4)(5)	1,160,481
600,000	Prudential Financial, Inc., 5.40%, 6/13/35(4)	355,819
		4,388,818
IT SERVICES ― 0.1%
490,000	SunGard Data Systems, Inc., 9.125%, 8/15/13(4)	418,950
325,000	SunGard Data Systems, Inc., 10.25%, 8/15/15(4)	224,250
		643,200
MACHINERY ― 0.1%
530,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12(4)	507,150
325,000	RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(4)	276,250
200,000	RSC Equipment Rental, Inc., 9.50%, 12/1/14(4)	108,000
125,000	SPX Corp., 7.625%, 12/15/14(4)(5)	116,094
		1,007,494
MEDIA ― 0.8%
100,000	AMC Entertainment, Inc., 8.625%, 8/15/12(4)	97,000
400,000	Cablevision Systems Corp., 8.00%, 4/15/12(4)	389,000
325,000	Cadmus Communications Corp., 8.375%, 6/15/14(4)	186,875
806,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/1/15	72,540
600,000	Cenveo Corp., 7.875%, 12/1/13(4)	345,000
625,000	Cinemark, Inc., 0.00%, 3/15/09(7)	575,000
1,100,000	Comcast Corp., 5.90%, 3/15/16(4)	1,039,090
470,000	Comcast Corp., 5.70%, 5/15/18(4)	435,415
470,000	Comcast Corp., 6.40%, 5/15/38(4)	403,741
403,000	CSC Holdings, Inc., 8.125%, 8/15/09(4)	410,052
315,000	CSC Holdings, Inc., 6.75%, 4/15/12(4)	303,975
500,000	DIRECTV Holdings LLC/DIRECTV Financing Co., 8.375%, 3/15/13(4)	507,500
250,000	Harland Clarke Holdings Corp., 9.50%, 5/15/15(4)	113,750
275,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13(4)	240,625
680,000	Pearson Dollar Finance Two plc, 6.25%, 5/6/18(4)(5)	589,365
141,000	R.H. Donnelley, Inc., 11.75%, 5/15/15(4)(5)	20,445
50,000	Rogers Cable, Inc., 7.875%, 5/1/12(4)	52,299
1,662,000	Rogers Cable, Inc., 6.25%, 6/15/13(4)	1,650,512
1,030,000	Time Warner Cable, Inc., 5.40%, 7/2/12(4)	992,199
1,180,000	Time Warner Cable, Inc., 6.75%, 7/1/18(4)	1,121,450
450,000	Time Warner, Inc., 5.50%, 11/15/11(4)	446,179
130,000	Time Warner, Inc., 7.625%, 4/15/31(4)	122,308
		10,114,320
METALS & MINING ― 0.1%
760,000	ArcelorMittal, 6.125%, 6/1/18(4)	586,522
325,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(4)	289,581
500,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(4)	455,210
444,000	Xstrata Finance Canada Ltd., 5.80%, 11/15/16(4)(5)	292,777
		1,624,090

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

MULTI-UTILITIES ― 0.4%
$ 530,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	$ 446,473
680,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	450,289
581,000	Dominion Resources, Inc., 4.75%, 12/15/10(4)	584,993
490,000	Dominion Resources, Inc., 6.40%, 6/15/18(4)	493,105
1,060,000	NSTAR Electric Co., 5.625%, 11/15/17(4)	1,090,584
970,000	Pacific Gas & Electric Co., 4.20%, 3/1/11(4)	984,052
367,000	Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	354,787
490,000	Pacific Gas & Electric Co., 6.35%, 2/15/38(4)	510,086
40,000	Teco Finance, Inc., 6.75%, 5/1/15(4)	35,098
		4,949,467
MULTILINE RETAIL ― 0.1%
395,000	Federated Retail Holdings, Inc., 5.35%, 3/15/12(4)	298,255
25,000	J.C. Penney Corp., Inc., 6.875%, 10/15/15(4)	19,650
520,000	Kohl's Corp., 6.875%, 12/15/37(4)	387,942
		705,847
OIL, GAS & CONSUMABLE FUELS ― 0.9%
530,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17(4)	469,116
520,000	Canadian Natural Resources Ltd., 6.75%, 2/1/39(4)	415,809
125,000	Chesapeake Energy Corp., 7.625%, 7/15/13(4)	113,125
450,000	Chesapeake Energy Corp., 7.50%, 6/15/14(4)	397,125
870,000	ConocoPhillips, 6.50%, 2/1/39(4)	845,947
300,000	El Paso Corp., 6.875%, 6/15/14(4)	266,838
980,000	Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	856,883
1,117,000	Enterprise Products Operating LP, 4.95%, 6/1/10(4)	1,103,229
570,000	Enterprise Products Operating LP, 6.30%, 9/15/17(4)	523,914
550,000	Forest Oil Corp., 7.75%, 5/1/14(4)	492,250
70,000	Kerr-McGee Corp., 6.95%, 7/1/24(4)	57,000
230,000	Massey Energy Co., 6.875%, 12/15/13(4)	203,550
510,000	Nexen, Inc., 6.40%, 5/15/37(4)	360,933
300,000	Pacific Energy Partners LP/Pacific Energy Finance Corp., 7.125%, 6/15/14(4)	277,015
100,000	Petrohawk Energy Corp., 7.875%, 6/1/15(4)(5)	86,500
1,379,000	Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(4)	1,393,664
275,000	Range Resources Corp., 7.375%, 7/15/13(4)	264,688
75,000	Range Resources Corp., 6.375%, 3/15/15(4)	67,688
350,000	Sabine Pass LNG LP, 7.50%, 11/30/16(4)	237,125
430,000	Shell International Finance BV, 6.375%, 12/15/38(4)	449,256
260,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37(4)	216,494
450,000	Williams Cos., Inc. (The), 8.125%, 3/15/12(4)	445,500
770,000	XTO Energy, Inc., 5.30%, 6/30/15(4)	734,300
612,000	XTO Energy, Inc., 6.10%, 4/1/36(4)	500,933
240,000	XTO Energy, Inc., 6.375%, 6/15/38(4)	203,550
		10,982,432
PAPER & FOREST PRODUCTS ― 0.1%
269,000	Boise Cascade LLC, 7.125%, 10/15/14(4)	122,395
550,000	Georgia-Pacific LLC, 7.70%, 6/15/15(4)	486,750
175,000	Georgia-Pacific LLC, 7.125%, 1/15/17(4)(5)	161,438
36,000	Jefferson Smurfit Corp., 8.25%, 10/1/12(4)(6)	3,060
200,000	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(4)	76,000
		849,643
PHARMACEUTICALS ― 0.5%
1,015,000	Abbott Laboratories, 5.875%, 5/15/16(4)	1,078,782

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 480,000	Abbott Laboratories, 5.60%, 11/30/17(4)	$ 505,182
1,480,000	AstraZeneca plc, 5.40%, 9/15/12(4)	1,578,997
790,000	AstraZeneca plc, 5.90%, 9/15/17(4)	834,547
1,180,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(4)	1,239,506
710,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(4)	748,932
568,000	Wyeth, 5.95%, 4/1/37(4)	579,311
		6,565,257
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
550,000	Host Hotels & Resorts LP, 7.00%, 8/15/12(4)	459,250
250,000	Host Hotels & Resorts LP, 6.75%, 6/1/16(4)	181,250
1,100,000	ProLogis, 5.625%, 11/15/16(4)	621,789
		1,262,289
ROAD & RAIL ― 0.1%
465,000	Hertz Corp. (The), 8.875%, 1/1/14(4)	230,175
29,000	Rent-A-Center, Inc., Class A, 7.50%, 5/1/10(4)	27,912
770,000	Union Pacific Corp., 5.75%, 11/15/17(4)	739,158
		997,245
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
53,000	STATS ChipPAC Ltd., 6.75%, 11/15/11(4)	42,532

SOFTWARE ― 0.2%
571,000	Intuit, Inc., 5.75%, 3/15/17(4)	497,303
1,985,000	Oracle Corp., 5.75%, 4/15/18(4)	2,012,252
		2,509,555
SPECIALTY RETAIL ― 0.2%
375,000	Asbury Automotive Group, Inc., 8.00%, 3/15/14(4)	174,375
300,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17(4)	136,500
550,000	Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(4)	522,500
470,000	GSC Holdings Corp., 8.00%, 10/1/12(4)	472,350
530,000	Lowe's Cos., Inc., 5.60%, 9/15/12(4)	548,922
275,000	Michaels Stores, Inc., 10.00%, 11/1/14(4)	95,219
375,000	Toys "R" Us, Inc., 7.375%, 10/15/18(4)	129,375
56,000	Visant Corp., 7.625%, 10/1/12(4)	52,500
		2,131,741
TEXTILES, APPAREL & LUXURY GOODS(2)
575,000	Perry Ellis International, Inc., 8.875%, 9/15/13(4)	359,375
38,000	Phillips-Van Heusen Corp., 7.25%, 2/15/11(4)	35,910
		395,285
TRADING COMPANIES & DISTRIBUTORS(2)
475,000	Ashtead Capital, Inc., 9.00%, 8/15/16(4)(5)	277,875

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
200,000	Alltel Corp., 7.00%, 7/1/12(4)	206,500
225,000	Cricket Communications, Inc., 9.375%, 11/1/14(4)	206,437
930,000	Rogers Communications, Inc., 6.80%, 8/15/18(4)	933,354
100,000	Syniverse Technologies, Inc., 7.75%, 8/15/13(4)	72,500
440,000	Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)(5)	496,518
705,000	Vodafone Group plc, 5.625%, 2/27/17(4)	685,939
		2,601,248
TOTAL CORPORATE BONDS
(Cost $133,462,577)		120,949,959

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

COMMERCIAL PAPER(8) ― 3.5%
$ 3,900,000	Allied Irish Banks N.A., 2.71%, 5/18/09(4)(5)	$ 3,890,679
4,000,000	American Honda Finance, 0.75%, 5/18/09(4)	3,990,440
3,900,000	Catholic Health Initiatives, 1.80%, 8/10/09(4)	3,903,315
3,900,000	Crown Point Capital Co. LLC, 1.35%, 3/20/09(4)(5)	3,898,128
3,674,000	Eli Lilly & Co., 0.30%, 7/8/09(4)(5)	3,666,542
3,900,000	Govco LLC, 0.70%, 6/17/09(4)(5)	3,882,489
3,900,000	Legacy Capital LLC, 1.10%, 4/1/09(4)(5)	3,896,997
3,900,000	Lexington Parker Capital, 1.56%, 4/10/09(4)(5)	3,895,905
3,900,000	Toyota de Puerto Rico Corp, 1.10%, 4/20/09(4)	3,897,231
3,900,000	U.S. Bank N.A., 0.85%, 7/22/09(4)	3,889,821
3,900,000	Yale University, 3.07%, 3/10/09(4)	3,899,610
TOTAL COMMERCIAL PAPER
(Cost $42,712,169)		42,711,157
U.S. TREASURY SECURITIES ― 3.4%

3,000,000	U.S. Treasury Bonds, 7.125%, 2/15/23(4)	4,026,564
1,214,344	U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(4)	1,213,792
5,730,060	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(4)	5,953,022
3,534,520	U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(4)	3,300,987
4,200,000	U.S. Treasury Notes, 0.875%, 2/28/11	4,191,487
8,000,000	U.S. Treasury Notes, 1.375%, 2/15/12(4)	8,000,024
14,134,000	U.S. Treasury Notes, 1.875%, 2/28/14(4)	14,053,337
250,000	U.S. Treasury Notes, 4.00%, 8/15/18(4)	270,059
860,000	U.S. Treasury Notes, 2.75%, 2/15/19(4)	839,577
TOTAL U.S. TREASURY SECURITIES
(Cost $42,193,614)		41,848,849
MUNICIPAL SECURITIES ― 2.9%
5,000,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(4)	5,207,000
1,600,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(4)(9)	1,791,040
8,140,000	Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(4)(9)	9,298,648
7,890,000	Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(4)(9)	9,082,652
3,900,000	Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.85%, 3/5/09 (LOC: Bank of America N.A.)(4)	3,900,000
3,325,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18(4)	3,879,510
1,150,000	Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	1,016,232
2,010,000	Orange County Housing Finance Auth. Rev., Series 2002 B, (Millenia), VRDN, 1.60%, 3/15/09 (LOC: FNMA)(4)	2,010,000
TOTAL MUNICIPAL SECURITIES
(Cost $34,568,355)		36,185,082
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 2.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 1.3%
3,900,000	Bank of America Corp., VRN, 1.47%, 4/30/09(4)(10)	3,921,083
3,900,000	Citigroup Funding, Inc., VRN, 1.50%, 4/30/09(4)(10)	3,921,072
3,900,000	FHLB, VRN, 1.27%, 3/2/09(4)	3,904,208

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 3,900,000	Morgan Stanley, VRN, 1.23%, 3/20/09(4)(10)	$ 3,929,504
		15,675,867
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.2%
10,000,000	FNMA, 1.75%, 3/23/11	10,022,000
4,000,000	FNMA, 4.625%, 10/15/13(4)	4,361,620
		14,383,620
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $29,750,499)		30,059,487
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 2.5%
3,700,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(4)	3,386,602
2,200,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(4)	1,527,469
13,065,181	Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2004-1, Class XP, VRN, 0.65%, 3/2/09(4)	160,178
1,084,862	Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.61%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(4)(5)	932,548
3,247,429	Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.57%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(4)(5)	2,807,804
23,168,023	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 3/2/09(4)	452,877
2,950,342	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.70%, 3/2/09(4)	152,737
124,591	Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.56%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(4)(5)	123,941
1,900,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001 CK3, Class A4 SEQ, 6.53%, 6/15/34(4)	1,866,813
2,400,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(4)	2,307,904
2,100,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.64%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	1,714,968
576,156	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.54%, 3/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	479,338
761,359	GS Mortgage Securities Corp. II, Series 2007 EOP, Class A1, VRN, 0.54%, 3/6/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	570,448
7,000,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(4)	6,385,788
702,583	LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(4)	663,198
2,719,228	LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A2, VRN, 4.57%, 3/11/09(4)	2,708,157
3,089,312	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	2,955,830
418,321	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006 LLFA, Class A1, VRN, 0.54%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.08% with no caps(4)(5)	325,837

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 1,542,254	Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.53%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	$ 1,191,317
49,931	Washington Mutual Commercial Mortgage Securities Trust, Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35(4)(5)	46,352
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $34,256,110)		30,760,106
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 1.8%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.4%
3,158,572	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	1,895,157
4,178,975	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(4)	2,919,797
60,683	MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(4)	55,046
		4,870,000
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.4%
2,289,861	FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(4)	2,318,543
2,650,000	FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	2,691,444
389,232	FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(4)	390,175
5,966,000	FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(4)	6,037,867
717,884	FNMA, Series 2003-52, Class KF SEQ, VRN, 0.87%, 3/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(4)	707,921
5,042,845	FNMA, Series 2005-63, Class HA SEQ, 5.00%, 4/25/23(4)	5,156,447
		17,302,397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,933,162)		22,172,397
ASSET-BACKED SECURITIES(3) ― 0.3%
105,711	Accredited Mortgage Loan Trust, Series 2006-2, Class A1, VRN, 0.51%, 3/25/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(4)	104,021
130,000	CenterPoint Energy Transition Bond Co. LLC, Series 2005 A, Class A4, 5.17%, 8/1/19(4)	130,854
2,100,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(4)	2,083,395
2,543	GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10(4)	2,542
539,614	SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 1.15%, 4/27/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(4)	537,162
456,265	SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 1.17%, 4/27/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(4)	454,887
104,197	USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10(4)	104,271
12,140	World Omni Auto Receivables Trust, Series 2006 A, Class A3, 5.01%, 10/15/10(4)	12,144
TOTAL ASSET-BACKED SECURITIES
(Cost $3,450,355)		3,429,276
SOVEREIGN GOVERNMENTS & AGENCIES(2)
130,000	Hydro Quebec, 8.40%, 1/15/22(4)	178,199
75,120	Overseas Private Investment Corp., 4.10%, 11/15/14	75,991
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $228,567)		254,190

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

CONVERTIBLE PREFERRED STOCKS(2)
$ 6,800	Legg Mason, Inc., 7.00%, 6/30/11
(Cost $127,505)		$ 108,800
PREFERRED STOCKS(2)
77	Preferred Blocker, Inc. (GMAC LLC), 7.00%, 12/31/11(5)(11)
(Cost $70,945)		13,153
TEMPORARY CASH INVESTMENTS ― 3.0%
4,506,000	FHLB Discount Notes, 1.15%, 4/16/09(4)(8)	4,504,846

32,103,629	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4)	32,103,629
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $36,603,008)		36,608,475
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS ― 0.3%
4,000,000	FHLB Discount Notes, 1.82%, 5/15/09(4)(8)
(Cost $3,985,000)		3,997,984

TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $1,442,088,421)		1,235,621,753
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,717,172)
TOTAL NET ASSETS — 100.0%		$1,231,904,581

Geographic Diversification
(as a % of net assets)
United States	78.3%
United Kingdom	2.9%
Japan	1.6%
Switzerland	1.4%
Canada	1.1%
People's Republic of China	1.0%
Brazil	1.0%
Netherlands	0.9%
France	0.8%
Germany	0.7%
Bermuda	0.7%
South Korea	0.7%
Other Countries	5.9%
Cash and Equivalents*	3.0%
* Includes temporary cash investments and other assets and liabilities.

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
100	S&P 500 E-Mini Futures	March 2009	$3,671,000	$(707,028)

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - BUY PROTECTION
$2,070,000	Pay quarterly a fixed rate equal to 0.60% multiplied by the notional amount and receive from Deutsche Bank AG upon each default event of Marsh & McLennan Cos., Inc., par value of the proportional notional amount of Marsh & McLennan Cos., Inc., 5.375%, 7/15/14.	June 2013	$9,918
5,800,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.	March 2017	455,531
			$465,449

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
Ambac	-	Ambac Assurance Corporation
CVA	-	Certificaten Van Aandelen
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MBIA	-	MBIA Insurance Corporation
MSCI	-	Morgan Stanley Capital International
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Final maturity indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,141,000.
(5)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $39,399,376, which represented 3.2% of total net assets.

(6)	Security is in default.
(7)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(8)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

(9)	Escrowed to maturity in U.S. government securities or state and local government securities.
(10)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(11)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of February 28, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 586,135,521	$ (707,028)
Level 2 - Other Significant Observable Inputs	649,486,232	465,449
Level 3 - Significant Unobservable Inputs	-	-
	$ 1,235,621,753	$ (241,579)

* Includes futures contracts and swap agreements.

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,499,822,689
Gross tax appreciation of investments	$ 31,051,011
Gross tax depreciation of investments	(295,251,947)
Net tax appreciation (depreciation) of investments	$ (264,200,936)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

February 28, 2009

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

COMMON STOCKS ― 73.8%
AEROSPACE & DEFENSE ― 1.2%
99,050	BAE Systems plc	$ 524,516
233,613	Cobham plc	643,694
22,409	General Dynamics Corp.	981,962
22,348	Goodrich Corp.	740,613
52,910	Honeywell International, Inc.	1,419,575
1,783	L-3 Communications Holdings, Inc.	120,620
40,118	Northrop Grumman Corp.	1,498,809
55,954	Raytheon Co.	2,236,481
14,300	Rockwell Collins, Inc.	446,160
		8,612,430
AIR FREIGHT & LOGISTICS ― 0.2%
2,469	C.H. Robinson Worldwide, Inc.	102,167
4,708	FedEx Corp.	203,433
23,308	United Parcel Service, Inc., Class B	959,823
		1,265,423
AIRLINES ― 0.4%
41,100	Alaska Air Group, Inc.(1)	900,501
14,525	Copa Holdings SA, Class A	383,896
39,003	Ryanair Holdings plc ADR(1)	929,831
44,430	Southwest Airlines Co.	261,693
69,162	Turk Hava Yollari AO(1)	227,446
		2,703,367
AUTO COMPONENTS ― 0.2%
5,192	Autoliv, Inc.	77,257
62,700	BorgWarner, Inc.	1,081,575
9,950	Cie Generale des Etablissements Michelin, Class B	324,630
8,434	Magna International, Inc., Class A	216,417
25,432	TRW Automotive Holdings Corp.(1)	63,834
		1,763,713
AUTOMOBILES ― 0.3%
40,900	Honda Motor Co. Ltd.	982,563
23,153	Hyundai Motor Co.	732,071
14,500	Toyota Motor Corp.	463,046
		2,177,680
BEVERAGES ― 1.4%
43,140	Anadolu Efes Biracilik Ve Malt Sanayii AS	274,188
52,409	Anheuser-Busch InBev NV	1,447,024
54,328	Cia Cervecerias Unidas SA	294,944
125,641	Coca-Cola Co. (The)	5,132,435
10,440	Coca-Cola Hellenic Bottling Co. SA	127,638
111,286	Grupo Modelo SAB de CV	288,555
78	Hite Brewery Co. Ltd.	6,903
23,700	Pepsi Bottling Group, Inc.	438,450
44,816	PepsiCo, Inc.	2,157,442
		10,167,579
BIOTECHNOLOGY ― 1.6%
6,510	Actelion Ltd.(1)	307,714
51,700	Alexion Pharmaceuticals, Inc.(1)	1,768,140

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

64,648	Amgen, Inc.(1)	$ 3,163,226
21,279	Celgene Corp.(1)	951,810
16,810	Cephalon, Inc.(1)	1,102,568
57,470	CSL Ltd.	1,333,876
11,800	Genentech, Inc.(1)	1,009,490
39,574	Gilead Sciences, Inc.(1)	1,772,915
4,815	Isis Pharmaceuticals, Inc.(1)	61,921
		11,471,660
CAPITAL MARKETS ― 1.4%
22,059	AllianceBernstein Holding LP	268,458
17,835	Ameriprise Financial, Inc.	284,290
51,695	Bank of New York Mellon Corp. (The)	1,146,078
4,800	BlackRock, Inc.	464,688
9,120	Credit Suisse Group AG	223,966
9,534	Federated Investors, Inc., Class B	179,811
16,895	Goldman Sachs Group, Inc. (The)	1,538,796
11,329	Janus Capital Group, Inc.	49,961
32,780	Julius Baer Holding AG	759,649
43,798	Knight Capital Group, Inc., Class A(1)	770,407
22,300	Lazard Ltd., Class A	541,444
20,157	Legg Mason, Inc.	258,614
58,160	Man Group plc	141,888
75,090	Morgan Stanley	1,467,259
33,585	Northern Trust Corp.	1,865,647
10,941	Raymond James Financial, Inc.	152,736
3,247	T. Rowe Price Group, Inc.	73,837
		10,187,529
CHEMICALS ― 2.6%
15,700	Agrium, Inc.	546,046
14,140	Air Liquide SA	1,039,591
2,208	Air Products & Chemicals, Inc.	102,120
5,250	Ashland, Inc.	31,028
12,700	Celanese Corp., Class A	108,458
25,815	CF Industries Holdings, Inc.	1,660,679
2,021	DC Chemical Co. Ltd.	282,173
9,251	Dow Chemical Co. (The)	66,237
38,711	E.I. du Pont de Nemours & Co.	726,218
2,600	Ecolab, Inc.	82,628
7,915	FMC Corp.	320,004
8,762	International Flavors & Fragrances, Inc.	230,528
26,000	Intrepid Potash, Inc.(1)	583,440
32,919	Israel Chemicals Ltd.	251,564
3,617	K+S AG	162,869
1,162	Minerals Technologies, Inc.	34,767
61,160	Monsanto Co.	4,664,673
23,100	Mosaic Co. (The)	994,455
6,900	Potash Corp. of Saskatchewan	579,393
14,100	PPG Industries, Inc.	437,946
2,433	Rohm & Haas Co.	126,686
38,200	Scotts Miracle-Gro Co. (The), Class A	1,066,926
17,316	Syngenta AG	3,685,365

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

26,841	Terra Industries, Inc.	$ 692,229
		18,476,023
COMMERCIAL BANKS ― 2.0%
33,171	Associated Banc-Corp.	479,653
59,800	Banco Bradesco SA Preference Shares	526,382
122,942	Banco Santander SA	758,077
1,832,000	Bank of China Ltd.	503,620
4,399	Bank of Montreal	97,350
8,929	BB&T Corp.	144,025
14,830	BNP Paribas	486,653
1,005,000	China Construction Bank Corp. H Shares	502,259
497,500	China Merchants Bank Co. Ltd. H Shares	717,336
18,830	Commonwealth Bank of Australia	354,299
16,917	Credicorp Ltd.	617,640
289,357	Grupo Financiero Banorte, SAB de CV	304,746
38,000	Hang Seng Bank Ltd.	420,145
89,417	HSBC Holdings plc (Hong Kong)	640,563
27,258	ICICI Bank Ltd.	172,721
1,382,000	Industrial & Commercial Bank of China Ltd. H Shares	555,929
67,220	Intesa Sanpaolo SpA	163,615
222,100	Kasikornbank PCL	270,563
16,700	Kasikornbank PCL NVDR	20,330
157,800	Mitsubishi UFJ Financial Group, Inc.	717,658
66,917	National Bank of Greece SA	827,249
6,600	PNC Financial Services Group, Inc.	180,444
29,220	Powszechna Kasa Oszczednosci Bank Polski SA	152,561
1,488,000	PT Bank Rakyat Indonesia	454,322
752	Royal Bank of Canada	18,251
8,600	Sumitomo Mitsui Financial Group, Inc.	274,070
12,442	Toronto-Dominion Bank (The)	365,048
467,354	Turkiye Garanti Bankasi AS(1)	567,643
38,794	U.S. Bancorp.	555,142
105,800	Unibanco-Uniao de Bancos Brasileiros SA	559,217
61,000	United Overseas Bank Ltd.	389,248
2,328	Valley National Bancorp.	26,609
115,861	Wells Fargo & Co.	1,401,918
		14,225,286
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
19,001	Avery Dennison Corp.	382,870
42,424	Pitney Bowes, Inc.	818,359
40,400	R.R. Donnelley & Sons Co.	314,716
9,229	Republic Services, Inc.	183,657
18,687	Tetra Tech, Inc.(1)	418,589
29,261	Waste Management, Inc.	790,047
		2,908,238
COMMUNICATIONS EQUIPMENT ― 1.2%
283,200	Cisco Systems, Inc.(1)	4,126,224
4,338	F5 Networks, Inc.(1)	86,760
26,422	Motorola, Inc.	93,006
18,340	Nokia Oyj	172,747
7,707	Nokia Oyj ADR	72,138
6,593	Polycom, Inc.(1)	87,687

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

68,000	QUALCOMM, Inc.	$ 2,273,240
35,710	Research In Motion Ltd.(1)	1,426,257
35,740	Tellabs, Inc.(1)	135,812
		8,473,871
COMPUTERS & PERIPHERALS ― 1.7%
380,000	Acer, Inc.	494,011
51,797	Apple, Inc.(1)	4,625,990
16,097	Diebold, Inc.	356,066
159,006	EMC Corp.(1)	1,669,563
97,713	Hewlett-Packard Co.	2,836,608
41,000	HTC Corp.	439,273
22,513	Lexmark International, Inc., Class A(1)	385,873
4,619	NCR Corp.(1)	36,583
47,300	NetApp, Inc.(1)	635,712
4,745	QLogic Corp.(1)	43,749
25,700	Western Digital Corp.(1)	351,062
533,000	Wistron Corp.	396,815
		12,271,305
CONSTRUCTION & ENGINEERING ― 1.1%
75,283	AECOM Technology Corp.(1)	1,846,692
292,500	China Railway Construction Corp. Ltd. H Shares(1)	352,158
19,733	EMCOR Group, Inc.(1)	304,086
24,244	Fluor Corp.	806,113
6,382	Hyundai Engineering & Construction Co. Ltd.	214,444
131,477	Quanta Services, Inc.(1)	2,313,995
45,778	Shaw Group, Inc. (The)(1)	1,068,459
26,222	URS Corp.(1)	810,784
		7,716,731
CONSTRUCTION MATERIALS ― 0.2%
1,441,500	Asia Cement China Holdings Corp.(1)	600,078
449,407	Asia Cement Corp.	331,995
28,870	Cemex SAB de CV ADR(1)	155,609
12,450	CRH plc	258,199
12,257	Grasim Industries Ltd.	326,463
		1,672,344
CONSUMER FINANCE ― 0.3%
10,656	Capital One Financial Corp.	128,405
65,065	Discover Financial Services	372,822
129,900	Redecard SA	1,352,559
		1,853,786
CONTAINERS & PACKAGING ― 0.5%
36,657	Bemis Co., Inc.	680,720
123,264	Crown Holdings, Inc.(1)	2,598,405
5,477	Rock-Tenn Co., Class A	151,220
1,980	Sonoco Products Co.	38,155
		3,468,500
DISTRIBUTORS ― 0.1%
15,828	Genuine Parts Co.	445,400
266,000	Li & Fung Ltd.	582,268
		1,027,668

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

DIVERSIFIED ― 0.5%
269,300	iShares FTSE/Xinhua A50 China Tracker	$ 312,224
6,510	iShares FTSE/Xinhua China 25 Index Fund	158,258
156,540	iShares MSCI Japan Index Fund	1,153,700
9,100	iShares Russell 1000 Growth Index Fund	295,659
1,750	Nomura ETF - Nikkei 225 Exchange Traded Fund	135,672
37,300	PowerShares QQQ	1,026,869
2,319	Standard & Poor's 500 Depositary Receipt, Series 1	171,444
		3,253,826
DIVERSIFIED CONSUMER SERVICES ― 1.6%
26,260	Apollo Group, Inc., Class A(1)	1,903,850
15,600	Benesse Corp.	620,574
107,400	Corinthian Colleges, Inc.(1)	2,115,780
9,800	DeVry, Inc.	509,110
111,379	H&R Block, Inc.	2,127,339
28,500	ITT Educational Services, Inc.(1)	3,234,750
1,393	MegaStudy Co. Ltd.	168,472
13,372	New Oriental Education & Technology Group ADR(1)	598,664
		11,278,539
DIVERSIFIED FINANCIAL SERVICES ― 1.0%
196,551	Bank of America Corp.	776,377
112,212	Citigroup, Inc.	168,318
5,630	Deutsche Boerse AG	258,927
23,590	ING Groep NV CVA	108,485
10,800	IntercontinentalExchange, Inc.(1)	613,116
181,111	JPMorgan Chase & Co.	4,138,386
18,578	McGraw-Hill Cos., Inc. (The)	366,544
314,031	Power Finance Corp. Ltd.	875,351
		7,305,504
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.1%
265,360	AT&T, Inc.	6,307,607
9,644	BCE, Inc.	188,226
14,700	CenturyTel, Inc.	387,051
36,758	Deutsche Telekom AG	444,989
11,692	Embarq Corp.	408,869
35,300	Global Village Telecom Holding SA(1)	357,517
108,830	Koninklijke KPN NV	1,403,579
85,098	Magyar Telekom Telecommuncations plc	196,522
18,276	Telefonica O2 Czech Republic AS	310,612
57,800	Telefonica SA	1,076,437
92,339	Telekomunikacja Polska SA	446,656
85,060	Telstra Corp. Ltd.	192,605
100,762	Verizon Communications, Inc.	2,874,740
43,908	Vimpel-Communications ADR	230,078
1,776	Windstream Corp.	13,249
		14,838,737
ELECTRIC UTILITIES ― 1.2%
22,724	CEZ AS	686,915
5,600	Edison International	152,432
9,902	Entergy Corp.	667,296
21,422	Exelon Corp.	1,011,547
36,330	Fortum Oyj	628,552

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

40,904	FPL Group, Inc.	$ 1,854,178
15,188	IDACORP, Inc.	369,676
367	Pepco Holdings, Inc.	5,505
321,147	Power Grid Corp. of India Ltd.	602,483
26,100	PPL Corp.	727,929
98,192	Scottish and Southern Energy plc	1,606,419
34,672	Westar Energy, Inc.	585,957
		8,898,889
ELECTRICAL EQUIPMENT ― 0.7%
41,430	ABB Ltd.(1)	500,803
16,250	ALSTOM SA	774,160
16,679	Bharat Heavy Electricals Ltd.	453,978
550,000	China High Speed Transmission Equipment Group Co. Ltd.	707,136
14,000	Cooper Industries Ltd., Class A	295,260
41,963	Emerson Electric Co.	1,122,510
25,700	Energy Conversion Devices, Inc.(1)	563,601
18,467	Hubbell, Inc., Class B	486,051
4,840	Vestas Wind Systems A/S(1)	211,632
		5,115,131
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.4%
7,700	Anixter International, Inc.(1)	226,457
12,000	Arrow Electronics, Inc.(1)	199,560
436,000	AU Optronics Corp.	317,234
46,170	AU Optronics Corp. ADR	331,962
133,832	Celestica, Inc.(1)	422,909
221,900	Hon Hai Precision Industry Co. Ltd.	437,984
50,523	Molex, Inc.	574,446
6,200	Murata Manufacturing Co. Ltd.	235,177
31,610	Tyco Electronics Ltd.	299,663
		3,045,392
ENERGY EQUIPMENT & SERVICES ― 1.1%
25,950	AMEC plc	201,694
13,300	Baker Hughes, Inc.	389,823
12,970	Cameron International Corp.(1)	250,062
22,600	CARBO Ceramics, Inc.	785,576
54,656	National Oilwell Varco, Inc.(1)	1,460,955
30,593	Noble Corp.	752,282
5,982	Patterson-UTI Energy, Inc.	51,385
73,462	Saipem SpA	1,141,179
1,580,600	SapuraCrest Petroleum Bhd	310,481
45,925	Schlumberger Ltd.	1,747,905
12,060	Seadrill Ltd.	91,933
7,762	Tenaris SA ADR	136,223
27,700	Weatherford International Ltd.(1)	295,559
		7,615,057
FOOD & STAPLES RETAILING ― 2.0%
2,020	Costco Wholesale Corp.	85,527
23,200	FamilyMart Co. Ltd.	783,863
164,180	Koninklijke Ahold NV	1,840,014
26,741	Kroger Co. (The)	552,736
156,000	President Chain Store Corp.	326,196
37,943	Safeway, Inc.	701,945

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

6,080	Shoppers Drug Mart Corp.	$ 206,793
63,309	Shoprite Holdings Ltd.	312,230
27,431	SUPERVALU, INC.	428,198
29,461	SYSCO Corp.	633,411
383,103	Tesco plc	1,823,067
73,600	Walgreen Co.	1,756,096
94,653	Wal-Mart Stores, Inc.	4,660,714
		14,110,790
FOOD PRODUCTS ― 1.9%
36,673	Archer-Daniels-Midland Co.	977,702
13,320	Cadbury plc	102,196
6,143	Campbell Soup Co.	164,448
405,000	China Yurun Food Group Ltd.	481,259
46,022	ConAgra Foods, Inc.	694,012
28,900	Dean Foods Co.(1)	591,005
16,730	General Mills, Inc.	877,990
6,370	Groupe Danone	305,390
8,842	H.J. Heinz Co.	288,868
8,452	Hershey Co. (The)	284,748
14,574	J.M. Smucker Co. (The)	540,987
43,883	Kellogg Co.	1,707,926
58,530	Kraft Foods, Inc., Class A	1,333,314
84,860	Nestle SA	2,774,762
10,300	Ralcorp Holdings, Inc.(1)	624,180
18,855	Unilever NV CVA	364,253
25,200	Unilever NV New York Shares	481,572
759,000	Want Want China Holdings Ltd.	298,915
255,000	Wilmar International Ltd.	467,574
8,642	Wimm-Bill-Dann Foods OJSC ADR(1)	256,063
		13,617,164
GAS UTILITIES ― 0.3%
2,956,500	PT Perusahaan Gas Negara	462,747
8,658	Southwest Gas Corp.	168,744
263,000	Tokyo Gas Co. Ltd.	1,052,719
10,722	WGL Holdings, Inc.	325,520
		2,009,730
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.2%
9,100	Alcon, Inc.	749,476
17,200	Baxter International, Inc.	875,652
15,640	Beckman Coulter, Inc.	701,298
36,282	Becton, Dickinson & Co.	2,245,493
73,554	Boston Scientific Corp.(1)	516,349
20,883	C.R. Bard, Inc.	1,676,070
6,780	Cie Generale d'Optique Essilor International SA	234,896
30,200	Covidien Ltd.	956,434
18,300	DENTSPLY International, Inc.	423,096
23,400	Edwards Lifesciences Corp.(1)	1,301,274
16,621	Gen-Probe, Inc.(1)	674,314
1,042	Hospira, Inc.(1)	24,174
3,800	Intuitive Surgical, Inc.(1)	345,648
11,900	Kinetic Concepts, Inc.(1)	259,182
45,300	Medtronic, Inc.	1,340,427

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

10,800	Mettler-Toledo International, Inc.(1)	$ 575,748
23,981	Mindray Medical International Ltd. ADR	437,653
29,067	St. Jude Medical, Inc.(1)	963,862
12,771	STERIS Corp.	294,499
15,500	Terumo Corp.	476,037
2,987	Varian Medical Systems, Inc.(1)	91,133
7,731	Zimmer Holdings, Inc.(1)	270,740
		15,433,455
HEALTH CARE PROVIDERS & SERVICES ― 2.3%
12,682	Aetna, Inc.	302,719
923	AMERIGROUP Corp.(1)	22,872
13,700	CIGNA Corp.	215,912
92,667	Express Scripts, Inc.(1)	4,661,150
35,520	Fresenius Medical Care AG & Co. KGaA	1,462,888
16,088	Humana, Inc.(1)	380,803
8,563	LifePoint Hospitals, Inc.(1)	179,994
3,950	Magellan Health Services, Inc.(1)	130,982
68,400	Medco Health Solutions, Inc.(1)	2,775,672
284,709	Netcare Ltd.(1)	242,018
98,050	Omnicare, Inc.	2,542,437
5,885	Owens & Minor, Inc.	198,383
7,055	Quest Diagnostics, Inc.	323,331
11,220	Sonic Healthcare Ltd.	85,603
113,053	UnitedHealth Group, Inc.	2,221,492
26,047	WellPoint, Inc.(1)	883,514
		16,629,770
HOTELS, RESTAURANTS & LEISURE ― 0.7%
56,720	Carnival plc	1,158,674
287,520	Compass Group plc	1,271,160
6,200	Darden Restaurants, Inc.	168,268
18,027	International Speedway Corp., Class A	348,462
16,753	McDonald's Corp.	875,344
11,500	Panera Bread Co., Class A(1)	506,460
30,731	Speedway Motorsports, Inc.	364,777
18,100	Starbucks Corp.(1)	165,615
1,659	Starwood Hotels & Resorts Worldwide, Inc.	19,228
94,170	TUI Travel plc	297,489
6,564	WMS Industries, Inc.(1)	119,005
		5,294,482
HOUSEHOLD DURABLES ― 0.5%
163,282	Desarrolladora Homex SAB de CV(1)	343,075
69,800	KB Home	621,220
8,500	M.D.C. Holdings, Inc.	214,455
11,400	Mohawk Industries, Inc.(1)	257,526
37,900	Newell Rubbermaid, Inc.	214,135
2,746	NVR, Inc.(1)	913,786
23,400	Pulte Homes, Inc.	214,812
27,700	Toll Brothers, Inc.(1)	439,045
7,526	Whirlpool Corp.	167,303
		3,385,357
HOUSEHOLD PRODUCTS ― 1.1%
8,001	Clorox Co.	388,849

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

3,317	Colgate-Palmolive Co.	$ 199,617
24,770	Kimberly-Clark Corp.	1,166,915
2,871	LG Household & Health Care Ltd.	278,102
91,023	Procter & Gamble Co. (The)	4,384,578
32,762	Reckitt Benckiser Group plc	1,260,947
7,700	Unicharm Corp.	501,476
		8,180,484

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
89,860	International Power plc	304,897
36,460	Mirant Corp.(1)	445,906
47,833	NRG Energy, Inc.(1)	904,044
65,376	Reliant Energy, Inc.(1)	226,201
		1,881,048
INDUSTRIAL CONGLOMERATES ― 0.6%
15,213	3M Co.	691,583
406,357	General Electric Co.	3,458,098
12,200	Tyco International Ltd.	244,610
		4,394,291
INSURANCE ― 2.7%
16,230	ACE Ltd.	592,557
62,440	Admiral Group plc	761,075
14,100	Allianz SE	955,141
51,314	Allstate Corp. (The)	863,615
8,196	American Financial Group, Inc.	127,530
27,700	Aon Corp.	1,059,248
12,560	Aspen Insurance Holdings Ltd.	273,682
28,267	AXA SA	261,287
23,600	Axis Capital Holdings Ltd.	528,168
15	Berkshire Hathaway, Inc., Class A(1)	1,179,000
311,000	China Life Insurance Co. Ltd. H Shares	865,058
40,844	Chubb Corp. (The)	1,594,550
2,381	Endurance Specialty Holdings Ltd.	53,263
83,800	Fidelity National Financial, Inc., Class A	1,388,566
14,700	Hartford Financial Services Group, Inc. (The)	89,670
102,370	Korean Reinsurance Co.	637,964
10,300	Loews Corp.	204,455
53,225	Marsh & McLennan Cos., Inc.	954,324
13,020	MetLife, Inc.	240,349
16,320	Muenchener Rueckversicherungs-Gesellschaft AG	2,002,174
286	Odyssey Re Holdings Corp.	13,288
15,000	PartnerRe Ltd.	928,500
5,715	Prudential Financial, Inc.	93,783
6,400	Reinsurance Group of America, Inc.	174,080
4,912	Samsung Fire & Marine Insurance Co. Ltd.	497,716
490	Sony Financial Holdings, Inc.	1,243,002
10,300	Torchmark Corp.	212,180
39,459	Travelers Cos., Inc. (The)	1,426,443
		19,220,668
INTERNET & CATALOG RETAIL ― 0.3%
8,618	Amazon.com, Inc.(1)	558,360
29,300	Netflix, Inc.(1)	1,058,902

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

1,640	Rakuten, Inc.	$ 841,206
		2,458,468
INTERNET SOFTWARE & SERVICES ― 1.3%
20,800	Equinix, Inc.(1)	965,328
12,428	Google, Inc., Class A(1)	4,200,540
71,800	NetEase.com, Inc. ADR(1)	1,470,464
23,700	Open Text Corp.(1)	749,157
32,300	Sohu.com, Inc.(1)	1,595,620
105,200	Tencent Holdings Ltd.	599,424
		9,580,533
IT SERVICES ― 1.8%
33,575	Accenture Ltd., Class A	980,054
16,715	Affiliated Computer Services, Inc., Class A(1)	779,421
17,041	Alliance Data Systems Corp.(1)	504,414
8,000	Fiserv, Inc.(1)	260,960
31,700	Global Payments, Inc.	972,556
48,810	Indra Sistemas SA	893,815
72,106	International Business Machines Corp.	6,635,915
170,757	Rolta India Ltd.	293,104
12,322	SAIC, Inc.(1)	233,009
14,380	Tata Consultancy Services Ltd.	134,670
15,608	Visa, Inc., Class A	885,130
		12,573,048
LEISURE EQUIPMENT & PRODUCTS(2)
5,467	Mattel, Inc.	64,730
6,249	Polaris Industries, Inc.	115,044
3,625	RC2 Corp.(1)	17,001
		196,775
LIFE SCIENCES TOOLS & SERVICES ― 0.6%
5,670	Lonza Group AG	544,900
19,300	QIAGEN NV(1)	309,186
89,900	Thermo Fisher Scientific, Inc.(1)	3,259,774
		4,113,860
MACHINERY ― 1.2%
40,928	AGCO Corp.(1)	701,506
19,700	Briggs & Stratton Corp.	239,946
12,900	Caterpillar, Inc.	317,469
1,122,700	China South Locomotive & Rolling Stock Corp. H Shares(1)	487,938
17,619	Dover Corp.	439,418
14,623	Flowserve Corp.	738,023
9,102	GEA Group AG	98,137
2,900	Hyundai Mipo Dockyard Co. Ltd.	222,010
16,100	Illinois Tool Works, Inc.	447,580
21,100	Ingersoll-Rand Co. Ltd., Class A	299,198
11,700	ITT Corp.	436,995
64,000	Japan Steel Works Ltd. (The)	571,863
19,600	Kurita Water Industries Ltd.	330,552
49,800	Lupatech SA(1)	485,214
36,500	Navistar International Corp.(1)	1,029,300
15,700	PACCAR, Inc.	393,599
9,200	Parker-Hannifin Corp.	307,004

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

22,780	Valmont Industries, Inc.	$ 992,297
		8,538,049
MARINE ― 0.1%
28,800	Diana Shipping, Inc.	337,824
16,900	Genco Shipping & Trading Ltd.	207,363
412,000	U-Ming Marine Transport Corp.	522,905
		1,068,092
MEDIA ― 1.7%
211,660	British Sky Broadcasting Group plc	1,419,427
73,680	CBS Corp., Class B	314,614
35,217	CJ Internet Corp.	324,116
88,309	Comcast Corp., Class A	1,153,316
112,400	DIRECTV Group, Inc. (The)(1)	2,241,256
10,420	DISH Network Corp., Class A(1)	117,225
95,395	Gannett Co., Inc.	309,080
10,028	Interpublic Group of Cos., Inc. (The)(1)	38,207
32,957	Naspers Ltd.	501,283
141,592	Reed Elsevier plc	1,057,152
24,600	Scripps Networks Interactive, Inc., Class A	489,786
92,847	SES SA Fiduciary Depositary Receipt	1,718,405
167,542	Time Warner, Inc.	1,278,345
26,700	Viacom, Inc., Class B(1)	410,913
21,770	Vivendi	521,470
10,481	Walt Disney Co. (The)	175,766
		12,070,361
METALS & MINING ― 1.5%
16,100	Agnico-Eagle Mines Ltd. New York Shares	802,746
42,795	Antofagasta plc	268,748
65,054	BHP Billiton Ltd.	1,183,679
251,000	Cia Vale do Rio Doce Preference Shares	2,822,359
17,351	Cliffs Natural Resources, Inc.	267,726
2,183	Compass Minerals International, Inc.	113,996
24,620	Evraz Group SA GDR	216,202
35,060	Harmony Gold Mining Co. Ltd.(1)	422,185
41,242	Impala Platinum Holdings Ltd.	482,583
64,558	JSW Steel Ltd.	233,565
45,300	Kinross Gold Corp. New York Shares	714,834
18,816	Newmont Mining Corp.	783,310
26,300	Nucor Corp.	884,995
2,731	POSCO	552,852
12,600	Rio Tinto Ltd.	368,472
20,800	Schnitzer Steel Industries, Inc., Class A	595,712
3,117	United States Steel Corp.	61,311
		10,775,275
MULTILINE RETAIL ― 1.6%
116,805	Dollar Tree, Inc.(1)	4,534,370
79,545	Family Dollar Stores, Inc.	2,182,715
62,900	Kohl's Corp.(1)	2,210,306
69,300	Macy's, Inc.	545,391
30,640	Next plc	510,991
51,248	Target Corp.	1,450,831
		11,434,604

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

MULTI-UTILITIES ― 0.5%
3,380	Ameren Corp.	$ 80,376
60,737	CenterPoint Energy, Inc.	626,806
23,992	GDF Suez	766,226
43,550	Public Service Enterprise Group, Inc.	1,188,479
4,300	Sempra Energy	178,751
11,300	Wisconsin Energy Corp.	449,966
15,770	Xcel Energy, Inc.	279,760
		3,570,364
OFFICE ELECTRONICS(2)
30,400	Xerox Corp.	157,472

OIL, GAS & CONSUMABLE FUELS ― 7.5%
27,236	Alpha Natural Resources, Inc.(1)	501,142
17,533	Anadarko Petroleum Corp.	612,778
28,259	Apache Corp.	1,669,824
138,090	BG Group plc	1,970,489
15,809	BP plc ADR	606,433
87,489	Chevron Corp.	5,311,457
1,017,000	CNOOC Ltd.	878,297
87,936	ConocoPhillips	3,284,410
27,200	Continental Resources, Inc.(1)	432,208
28,459	Devon Energy Corp.	1,242,805
89,190	ENI SpA	1,781,663
28,437	EOG Resources, Inc.	1,422,987
22,177	EQT Corp.	681,943
196,205	Exxon Mobil Corp.	13,322,320
6,189	Frontline Ltd.	125,575
10,200	Hess Corp.	557,838
17,067	McMoRan Exploration Co.(1)	78,338
67,310	OAO Gazprom ADR	866,865
17,115	OAO LUKOIL	531,982
49,148	Occidental Petroleum Corp.	2,549,307
133,626	Petrohawk Energy Corp.(1)	2,274,315
100,816	Petroleo Brasileiro SA ADR	2,795,628
27,512	Plains Exploration & Production Co.(1)	526,580
393,415	Polskie Gornictwo Naftowe I Gazownictwo SA	370,407
86,200	Quicksilver Resources, Inc.(1)	517,200
21,600	Range Resources Corp.	768,312
21,987	Reliance Industries Ltd.	537,842
32,800	Royal Dutch Shell plc ADR	1,442,216
29,959	Sasol Ltd.	743,555
35,100	Southwestern Energy Co.(1)	1,009,827
18,891	Stone Energy Corp.(1)	74,808
15,054	Sunoco, Inc.	503,556
55,451	Total SA	2,624,048
12,300	Ultra Petroleum Corp.(1)	432,222
32,621	Valero Energy Corp.	632,195
21,648	W&T Offshore, Inc.	174,266
		53,855,638
PAPER & FOREST PRODUCTS ― 0.1%
12,400	International Paper Co.	70,556

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

21,065	Weyerhaeuser Co.	$ 508,930
		579,486
PERSONAL PRODUCTS ― 0.2%
8,600	Chattem, Inc.(1)	545,498
13,800	Estee Lauder Cos., Inc. (The), Class A	312,570
11,185	Mead Johnson Nutrition Co., Class A(1)	308,594
60,600	Natura Cosmeticos SA	550,656
		1,717,318
PHARMACEUTICALS ― 4.6%
52,153	Abbott Laboratories	2,468,923
6,766	Allergan, Inc.	262,115
83,077	Aspen Pharmacare Holdings Ltd.(1)	340,372
43,470	AstraZeneca plc	1,390,623
13,250	Bayer AG	638,150
15,870	Bristol-Myers Squibb Co.	292,167
60,565	Dr. Reddys Laboratories Ltd.	458,287
66,138	Eli Lilly & Co.	1,943,134
8,310	Endo Pharmaceuticals Holdings, Inc.(1)	157,724
12,631	Forest Laboratories, Inc.(1)	270,809
70,190	GlaxoSmithKline plc	1,071,340
31,525	Hikma Pharmaceuticals plc	169,820
143,370	Johnson & Johnson	7,168,500
79,931	King Pharmaceuticals, Inc.(1)	586,693
82,099	Merck & Co., Inc.	1,986,796
30,700	Novartis AG	1,117,335
50,733	Novo Nordisk A/S B Shares	2,465,445
313,467	Pfizer, Inc.	3,858,779
9,779	Roche Holding Ltd.	1,109,005
32,665	Schering-Plough Corp.	568,044
13,158	Sepracor, Inc.(1)	197,107
60,074	Teva Pharmaceutical Industries Ltd. ADR	2,678,099
9,959	Watson Pharmaceuticals, Inc.(1)	281,541
43,291	Wyeth	1,767,139
		33,247,947
PROFESSIONAL SERVICES ― 0.3%
92,449	Capita Group plc (The)	877,305
121,890	Experian plc	723,494
17,960	Randstad Holding NV	263,005
3,600	Robert Half International, Inc.	55,332
490	SGS SA	442,567
		2,361,703
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.4%
36,500	Annaly Capital Management, Inc.	507,350
1,205	Boston Properties, Inc.	44,693
7,300	Developers Diversified Realty Corp.	21,535
31,000	Digital Realty Trust, Inc.	926,590
39,241	Host Hotels & Resorts, Inc.	145,192
440,500	Link Real Estate Investment Trust (The)	837,825
1,066	Public Storage	59,141
9,017	Simon Property Group, Inc.	298,463
		2,840,789

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.1%
398,000	China Overseas Land & Investment Ltd.	$ 517,383
31,000	Mitsubishi Estate Co. Ltd.	309,432
		826,815
ROAD & RAIL ― 0.5%
67,400	ALL - America Latina Logistica SA	229,139
4,533	Burlington Northern Santa Fe Corp.	266,404
15,700	Canadian National Railway Co.	504,246
80	Central Japan Railway Co.	484,060
6,047	CSX Corp.	149,240
4,558	Heartland Express, Inc.	56,383
5,672	Norfolk Southern Corp.	179,916
47,991	Union Pacific Corp.	1,800,622
		3,670,010
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.3%
111,300	Altera Corp.	1,706,229
104,504	Amkor Technology, Inc.(1)	178,702
4,546	Analog Devices, Inc.	84,737
136,396	Applied Materials, Inc.	1,256,207
10,160	ASML Holding NV	156,780
79,179	Broadcom Corp., Class A(1)	1,302,495
44,500	Hynix Semiconductor, Inc.(1)	250,144
150,014	Intel Corp.	1,911,178
10,885	KLA-Tencor Corp.	187,766
32,041	Linear Technology Corp.	698,494
72,144	LSI Corp.(1)	209,218
133,400	Marvell Technology Group Ltd.(1)	1,001,834
77,500	MediaTek, Inc.	665,213
80,503	Microsemi Corp.(1)	813,885
2,801	National Semiconductor Corp.	30,531
56,400	NVIDIA Corp.(1)	466,992
7,833	Samsung Electronics Co. Ltd.	2,421,301
1,131,085	Taiwan Semiconductor Manufacturing Co. Ltd.	1,418,044
30,680	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	231,327
68,849	Texas Instruments, Inc.	987,983
35,000	Xilinx, Inc.	618,800
		16,597,860
SOFTWARE ― 2.6%
33,241	Autonomy Corp. plc(1)	577,101
18,700	BMC Software, Inc.(1)	554,081
16,400	Cerner Corp.(1)	600,240
15,300	Check Point Software Technologies(1)	336,141
27,900	Konami Corp.	392,044
44,182	Macrovision Solutions Corp.(1)	694,983
45,000	McAfee, Inc.(1)	1,257,750
375,601	Microsoft Corp.	6,065,956
4,900	Nintendo Co. Ltd.	1,388,902
207,890	Oracle Corp.(1)	3,230,611
44,372	Quest Software, Inc.(1)	501,404
8,300	salesforce.com, inc.(1)	232,400
12,820	SAP AG	413,746
16,300	Shanda Interactive Entertainment Ltd. ADR(1)	534,966

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

14,675	Sybase, Inc.(1)	$ 398,866
76,100	Symantec Corp.(1)	1,052,463
11,362	Synopsys, Inc.(1)	211,674
12,210	UbiSoft Entertainment SA(1)	184,153
		18,627,481
SPECIALTY RETAIL ― 1.7%
29,750	Advance Auto Parts, Inc.	1,137,937
1,659	AutoZone, Inc.(1)	235,960
12,800	Best Buy Co., Inc.	368,896
49,600	CarMax, Inc.(1)	467,728
6,100	FAST RETAILING CO. LTD.	611,298
83,058	Gap, Inc. (The)	896,196
36,509	Home Depot, Inc. (The)	762,673
34,200	J. Crew Group, Inc.(1)	385,092
202,540	Kingfisher plc	365,227
105,746	Lowe's Cos., Inc.	1,675,017
41,600	O'Reilly Automotive, Inc.(1)	1,387,776
31,100	PetSmart, Inc.	623,244
12,595	RadioShack Corp.	92,321
45,611	Ross Stores, Inc.	1,346,437
5,194	Sherwin-Williams Co. (The)	238,664
29,800	Staples, Inc.	475,310
22,900	TJX Cos., Inc. (The)	509,983
3,087	Tractor Supply Co.(1)	96,438
91,790	Truworths International Ltd.	282,553
		11,958,750
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
3,270	adidas AG	95,233
5,188	Polo Ralph Lauren Corp.	178,830
8,800	VF Corp.	456,720
		730,783
THRIFTS & MORTGAGE FINANCE(2)
12,963	Housing Development Finance Corp. Ltd.	320,245

TOBACCO ― 0.6%
56,671	Altria Group, Inc.	875,000
21,495	British American Tobacco plc	552,173
29,500	Lorillard, Inc.	1,723,980
30,617	Philip Morris International, Inc.	1,024,751
		4,175,904
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
15,000	Mitsubishi Corp.	187,699
11,900	WESCO International, Inc.(1)	197,540
		385,239
WATER UTILITIES ― 0.2%
80,700	Aqua America, Inc.	1,484,880

WIRELESS TELECOMMUNICATION SERVICES ― 1.9%
34,012	America Movil SAB de CV ADR, Series L	866,626
103,300	American Tower Corp., Class A(1)	3,008,096
33,160	Bharti Airtel Ltd.(1)	410,008
52,000	China Mobile Ltd.	447,570
40,040	China Mobile Ltd. ADR	1,735,734

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

44,079	MetroPCS Communications, Inc.(1)	$ 639,145
5,220	Millicom International Cellular SA	205,511
43,744	MTN Group Ltd.	371,411
13,700	NII Holdings, Inc.(1)	175,497
151,022	SBA Communications Corp., Class A(1)	3,138,237
38,900	Softbank Corp.	467,482
44,900	Sprint Nextel Corp.(1)	147,721
37,761	Vivo Particpacoes SA ADR	612,098
670,360	Vodafone Group plc	1,191,640
		13,416,776
TOTAL COMMON STOCKS
(Cost $662,701,929)		529,285,972
CORPORATE BONDS ― 8.1%
AEROSPACE & DEFENSE ― 0.2%
$ 214,000	Honeywell International, Inc., 5.30%, 3/15/17(3)	216,015
170,000	Honeywell International, Inc., 5.30%, 3/1/18(3)	171,147
150,000	L-3 Communications Corp., 6.375%, 10/15/15(3)	142,500
257,000	Lockheed Martin Corp., 6.15%, 9/1/36(3)	261,287
228,000	United Technologies Corp., 6.05%, 6/1/36(3)	227,142
170,000	United Technologies Corp., 6.125%, 7/15/38(3)	177,518
		1,195,609
AUTOMOBILES(2)
200,000	DaimlerChrysler N.A. LLC, 5.875%, 3/15/11(3)	190,534
250,000	Ford Motor Co., 7.45%, 7/16/31(3)	48,125
475,000	General Motors Corp., 8.375%, 7/15/33(3)	65,313
		303,972
BEVERAGES ― 0.1%
310,000	Coca-Cola Co. (The), 5.35%, 11/15/17(3)	324,114
350,000	Diageo Capital plc, 5.75%, 10/23/17(3)	349,476
470,000	SABMiller plc, 6.20%, 7/1/11(3)(4)	470,621
		1,144,211
BUILDING PRODUCTS(2)
150,000	Nortek, Inc., 10.00%, 12/1/13(3)	60,750

CAPITAL MARKETS ― 0.2%
410,000	Credit Suisse (New York), 5.00%, 5/15/13(3)	396,493
250,000	Deutsche Bank AG (London), 4.875%, 5/20/13(3)	243,337
290,000	Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	287,924
439,000	Merrill Lynch & Co., Inc., 4.79%, 8/4/10(3)	404,318
240,000	Morgan Stanley, 6.625%, 4/1/18(3)	222,129
		1,554,201
CHEMICALS ― 0.1%
260,000	Air Products & Chemicals, Inc., 4.15%, 2/1/13(3)	255,086
375,000	Ineos Group Holdings plc, 8.50%, 2/15/16(3)(4)	24,375
180,000	Rohm & Haas Co., 5.60%, 3/15/13(3)	166,550
		446,011
COMMERCIAL BANKS ― 0.3%
$618,000	GMAC LLC, 6.875%, 9/15/11(4)	402,721
230,000	PNC Bank N.A., 6.00%, 12/7/17(3)	211,917
237,000	PNC Funding Corp., 5.125%, 12/14/10(3)	236,568
100,000	SunTrust Bank, 7.25%, 3/15/18(3)	101,269

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 269,000	Wachovia Bank N.A., 4.80%, 11/1/14(3)	$ 246,857
421,000	Wachovia Bank N.A., 4.875%, 2/1/15(3)	376,509
372,000	Wells Fargo & Co., 4.625%, 8/9/10(3)	370,558
100,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(3)	101,148
		2,047,547
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
450,000	Allied Waste North America, Inc., 6.375%, 4/15/11(3)	442,341
100,000	Allied Waste North America, Inc., 7.875%, 4/15/13(3)	99,837
200,000	ARAMARK Corp., 8.50%, 2/1/15(3)	183,000
550,000	Corrections Corp. of America, 6.25%, 3/15/13(3)	529,375
170,000	Pitney Bowes, Inc., 5.75%, 9/15/17(3)	173,381
		1,427,934
COMMUNICATIONS EQUIPMENT ― 0.1%
575,000	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(3)(4)	526,125

COMPUTERS & PERIPHERALS(2)
80,000	Hewlett-Packard Co., 6.125%, 3/1/14(3)	84,850

CONSUMER FINANCE ― 0.3%
185,000	American Express Centurion Bank, 4.375%, 7/30/09(3)	182,912
400,000	American Express Centurion Bank, 5.55%, 10/17/12(3)	375,414
350,000	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	278,793
450,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11(3)	244,152
245,000	General Electric Capital Corp., 6.125%, 2/22/11(3)	250,982
160,000	General Electric Capital Corp., 4.80%, 5/1/13(3)	150,956
215,000	General Electric Capital Corp., 5.625%, 9/15/17(3)	187,811
170,000	John Deere Capital Corp., 4.50%, 4/3/13(3)	167,810
384,000	John Deere Capital Corp., 5.50%, 4/13/17(3)	363,245
		2,202,075
CONTAINERS & PACKAGING ― 0.1%
250,000	Graham Packaging Co., Inc., 8.50%, 10/15/12	195,000
350,000	Graham Packaging Co., Inc., 9.875%, 10/15/14	222,250
300,000	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17(5)	27,750
		445,000
DIVERSIFIED FINANCIAL SERVICES ― 0.2%
200,000	Bank of America Corp., 4.375%, 12/1/10(3)	186,363
303,000	Bank of America N.A., 5.30%, 3/15/17(3)	224,132
260,000	Bank of America N.A., 6.00%, 10/15/36(3)	179,274
250,000	Citigroup, Inc., 5.50%, 4/11/13(3)	226,740
240,000	Citigroup, Inc., 6.125%, 5/15/18(3)	207,453
360,000	Pricoa Global Funding I, 5.40%, 10/18/12(3)(4)	353,495
		1,377,457
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.7%
270,000	AT&T, Inc., 6.80%, 5/15/36(3)	261,589
290,000	AT&T, Inc., 6.55%, 2/15/39(3)	270,030
37,000	BellSouth Corp., 6.875%, 10/15/31(3)	34,466
150,000	Cincinnati Bell, Inc., 8.375%, 1/15/14(3)	138,000
158,000	Embarq Corp., 7.08%, 6/1/16(3)	142,394
350,000	Frontier Communications Corp., 6.25%, 1/15/13(3)	320,250
200,000	Frontier Communications Corp., 7.125%, 3/15/19(3)	169,000
200,000	Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(3)	189,500
175,000	Intelsat Subsidiary Jackson Holdings Ltd., 8.875%, 1/15/15(4)	167,125

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 250,000	Level 3 Financing, Inc., 9.25%, 11/1/14	$ 160,000
500,000	MetroPCS Wireless, Inc., 9.25%, 11/1/14(3)	475,000
125,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11(3)	119,687
550,000	Qwest Communications International, Inc., 7.50%, 2/15/14(3)	468,875
565,000	Qwest Corp., 7.875%, 9/1/11(3)	559,350
90,000	Qwest Corp., 7.50%, 10/1/14(3)	80,437
400,000	Telecom Italia Capital SA, 4.00%, 1/15/10(3)	393,204
200,000	Telefonica Emisiones SAU, 7.05%, 6/20/36(3)	204,559
219,000	Verizon Communications, Inc., 5.55%, 2/15/16(3)	212,169
180,000	Verizon Communications, Inc., 5.50%, 2/15/18(3)	170,764
150,000	Verizon Communications, Inc., 6.25%, 4/1/37(3)	138,520
270,000	Verizon Communications, Inc., 6.40%, 2/15/38(3)	254,193
300,000	Windstream Corp., 8.625%, 8/1/16(3)	289,500
		5,218,612
ELECTRIC UTILITIES ― 0.3%
358,000	Carolina Power & Light Co., 5.15%, 4/1/15(3)	361,572
174,000	Carolina Power & Light Co., 5.25%, 12/15/15(3)	176,892
289,000	Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	255,381
375,000	Edison Mission Energy, 7.00%, 5/15/17(3)	318,750
275,000	Energy Future Holdings Corp., 10.875%, 11/1/17(3)	158,125
192,000	Florida Power Corp., 4.50%, 6/1/10(3)	194,559
170,000	Florida Power Corp., 6.35%, 9/15/37(3)	178,124
249,000	Southern California Edison Co., 5.625%, 2/1/36(3)	244,816
135,000	Toledo Edison Co. (The), 6.15%, 5/15/37(3)	103,446
		1,991,665
ELECTRICAL EQUIPMENT ― 0.1%
425,000	Baldor Electric Co., 8.625%, 2/15/17(3)	338,938
270,000	Rockwell Automation, Inc., 6.25%, 12/1/37(3)	261,063
		600,001
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.1%
500,000	Flextronics International Ltd., 6.50%, 5/15/13(3)	443,750

FOOD & STAPLES RETAILING ― 0.3%
450,000	Ingles Markets, Inc., 8.875%, 12/1/11(3)	438,750
600,000	SUPERVALU, INC., 7.50%, 11/15/14(3)	585,000
360,000	SYSCO Corp., 4.20%, 2/12/13(3)	364,537
290,000	Wal-Mart Stores, Inc., 3.00%, 2/3/14(3)	286,496
213,000	Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	213,435
280,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37(3)	300,786
170,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	176,919
		2,365,923
FOOD PRODUCTS ― 0.2%
325,000	General Mills, Inc., 5.65%, 9/10/12(3)	339,880
180,000	Kellogg Co., 6.60%, 4/1/11(3)	192,436
270,000	Kellogg Co., 5.125%, 12/3/12(3)	281,578
260,000	Kraft Foods, Inc., 6.00%, 2/11/13(3)	271,464
400,000	Smithfield Foods, Inc., 7.75%, 7/1/17(3)	242,000
		1,327,358
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
325,000	Bausch & Lomb, Inc., 9.875%, 11/1/15(3)	296,562
350,000	Baxter Finco BV, 4.75%, 10/15/10(3)	359,730
360,000	Baxter International, Inc., 5.90%, 9/1/16(3)	382,706

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 170,000	Baxter International, Inc., 5.375%, 6/1/18(3)	$ 172,708
180,000	Baxter International, Inc., 6.25%, 12/1/37(3)	188,522
200,000	Biomet, Inc, 10.00%, 10/15/17(3)	201,000
325,000	Biomet, Inc, 11.625%, 10/15/17(3)	302,250
		1,903,478
HEALTH CARE PROVIDERS & SERVICES ― 0.2%
450,000	Community Health Systems, Inc., 8.875%, 7/15/15(3)	428,063
100,000	DaVita, Inc., 7.25%, 3/15/15(3)	97,500
375,000	HCA, Inc., 9.25%, 11/15/16(3)	344,062
250,000	Healthsouth Corp., VRN, 8.32%, 6/15/09	216,250
125,000	Healthsouth Corp., 10.75%, 6/15/16	125,937
125,000	Omnicare, Inc., 6.875%, 12/15/15(3)	116,875
200,000	Sun Healthcare Group, Inc., 9.125%, 4/15/15	184,500
		1,513,187
HOTELS, RESTAURANTS & LEISURE ― 0.2%
187,790	Eldorado Casino Shreveport/Shreveport Capital Corp. PIK, 10.00%, 8/1/12	155,866
430,000	McDonald's Corp., 5.35%, 3/1/18(3)	444,408
190,000	McDonald's Corp., 6.30%, 10/15/37(3)	200,019
500,000	MGM Mirage, 8.50%, 9/15/10(3)	230,000
400,000	MGM Mirage, 6.75%, 9/1/12(3)	170,000
500,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14(3)	355,000
185,000	Yum! Brands, Inc., 6.875%, 11/15/37(3)	153,608
		1,708,901
HOUSEHOLD DURABLES ― 0.1%
500,000	KB Home, 6.375%, 8/15/11(3)	440,000
200,000	Pulte Homes, Inc., 7.875%, 8/1/11(3)	191,000
		631,000
HOUSEHOLD PRODUCTS(2)
170,000	Kimberly-Clark Corp., 6.125%, 8/1/17(3)	178,525

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.1%
409,000	AES Corp. (The), 8.75%, 5/15/13(3)(4)	398,775
425,000	AES Corp. (The), 8.00%, 10/15/17(3)	363,375
400,000	Reliant Energy, Inc., 7.625%, 6/15/14(3)	292,000
		1,054,150
INDUSTRIAL CONGLOMERATES ― 0.1%
597,000	General Electric Co., 5.00%, 2/1/13(3)	583,949
190,000	General Electric Co., 5.25%, 12/6/17(3)	175,290
		759,239
INSURANCE ― 0.2%
425,000	Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(3)	352,750
305,000	Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17(3)	173,614
230,000	Lincoln National Corp., 6.30%, 10/9/37(3)	147,361
560,000	MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	535,846
410,000	New York Life Global Funding, 4.65%, 5/9/13(3)(4)	403,218
190,000	Prudential Financial, Inc., 5.40%, 6/13/35(3)	112,676
		1,725,465
IT SERVICES ― 0.1%
$400,000	SunGard Data Systems, Inc., 9.125%, 8/15/13(3)	342,000
325,000	SunGard Data Systems, Inc., 10.25%, 8/15/15(3)	224,250
		566,250

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

MACHINERY ― 0.1%
$ 190,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12(3)	$ 181,809
325,000	RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(3)	276,250
200,000	RSC Equipment Rental, Inc., 9.50%, 12/1/14(3)	108,000
175,000	SPX Corp., 7.625%, 12/15/14(3)(4)	162,531
		728,590
MEDIA ― 0.8%
100,000	AMC Entertainment, Inc., 8.625%, 8/15/12(3)	97,000
400,000	Cablevision Systems Corp., 8.00%, 4/15/12(3)	389,000
325,000	Cadmus Communications Corp., 8.375%, 6/15/14(3)	186,875
723,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/1/15	65,070
650,000	Cenveo Corp., 7.875%, 12/1/13(3)	373,750
625,000	Cinemark, Inc., 0.00%, 3/15/09(6)	575,000
353,000	Comcast Corp., 5.90%, 3/15/16(3)	333,453
170,000	Comcast Corp., 5.70%, 5/15/18(3)	157,491
170,000	Comcast Corp., 6.40%, 5/15/38(3)	146,034
250,000	CSC Holdings, Inc., 6.75%, 4/15/12(3)	241,250
500,000	DIRECTV Holdings LLC/DIRECTV Financing Co., 8.375%, 3/15/13(3)	507,500
500,000	DISH DBS Corp., 6.375%, 10/1/11(3)	478,750
250,000	Harland Clarke Holdings Corp., 9.50%, 5/15/15(3)	113,750
225,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13(3)	196,875
220,000	Pearson Dollar Finance Two plc, 6.25%, 5/6/18(3)(4)	190,677
317,000	R.H. Donnelley, Inc., 11.75%, 5/15/15(3)(4)	45,965
490,000	Rogers Cable, Inc., 6.25%, 6/15/13(3)	486,613
360,000	Time Warner Cable, Inc., 5.40%, 7/2/12(3)	346,788
410,000	Time Warner Cable, Inc., 6.75%, 7/1/18(3)	389,656
140,000	Time Warner, Inc., 5.50%, 11/15/11(3)	138,811
37,000	Time Warner, Inc., 7.625%, 4/15/31(3)	34,811
		5,495,119
METALS & MINING ― 0.1%
270,000	ArcelorMittal, 6.125%, 6/1/18(3)	208,370
325,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(3)	289,581
180,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	163,875
142,000	Xstrata Finance Canada Ltd., 5.80%, 11/15/16(3)(4)	93,636
		755,462
MULTI-UTILITIES ― 0.2%
190,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	160,056
220,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	145,682
186,000	Dominion Resources, Inc., 4.75%, 12/15/10(3)	187,278
170,000	Dominion Resources, Inc., 6.40%, 6/15/18(3)	171,077
370,000	NSTAR Electric Co., 5.625%, 11/15/17(3)	380,676
330,000	Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	334,781
118,000	Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	114,073
160,000	Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	166,559
		1,660,182
MULTILINE RETAIL(2)
127,000	Federated Retail Holdings, Inc., 5.35%, 3/15/12(3)	95,894
180,000	Kohl's Corp., 6.875%, 12/15/37(3)	134,288
		230,182

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

OIL, GAS & CONSUMABLE FUELS ― 0.8%
$ 170,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17(3)	$ 150,471
180,000	Canadian Natural Resources Ltd., 6.75%, 2/1/39(3)	143,934
125,000	Chesapeake Energy Corp., 7.625%, 7/15/13(3)	113,125
450,000	Chesapeake Energy Corp., 7.50%, 6/15/14(3)	397,125
290,000	ConocoPhillips, 6.50%, 2/1/39(3)	281,982
150,000	El Paso Corp., 6.875%, 6/15/14(3)	133,419
350,000	Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	306,030
317,000	Enterprise Products Operating LP, 4.95%, 6/1/10(3)	313,092
190,000	Enterprise Products Operating LP, 6.30%, 9/15/17(3)	174,638
550,000	Forest Oil Corp., 7.75%, 5/1/14(3)	492,250
125,000	Massey Energy Co., 6.875%, 12/15/13(3)	110,625
170,000	Nexen, Inc., 6.40%, 5/15/37(3)	120,311
200,000	OPTI Canada, Inc., 7.875%, 12/15/14	67,000
300,000	Pacific Energy Partners LP/Pacific Energy Finance Corp., 7.125%, 6/15/14(3)	277,015
100,000	Petrohawk Energy Corp., 7.875%, 6/1/15(3)(4)	86,500
442,000	Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(3)	446,700
225,000	Range Resources Corp., 7.375%, 7/15/13(3)	216,563
400,000	Sabine Pass LNG LP, 7.50%, 11/30/16(3)	271,000
150,000	Shell International Finance BV, 6.375%, 12/15/38(3)	156,717
300,000	Southwestern Energy Co., 7.50%, 2/1/18(3)(4)	285,000
90,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37(3)	74,940
450,000	Williams Cos., Inc. (The), 8.125%, 3/15/12(3)	445,500
247,000	XTO Energy, Inc., 5.30%, 6/30/15(3)	235,548
196,000	XTO Energy, Inc., 6.10%, 4/1/36(3)	160,430
80,000	XTO Energy, Inc., 6.375%, 6/15/38(3)	67,850
		5,527,765
PAPER & FOREST PRODUCTS ― 0.1%
269,000	Boise Cascade LLC, 7.125%, 10/15/14(3)	122,395
475,000	Georgia-Pacific LLC, 7.70%, 6/15/15(3)	420,375
175,000	Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	161,437
51,000	Jefferson Smurfit Corp., 8.25%, 10/1/12(3)(5)	4,335
300,000	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(3)	114,000
		822,542
PHARMACEUTICALS ― 0.3%
320,000	Abbott Laboratories, 5.875%, 5/15/16(3)	340,108
160,000	Abbott Laboratories, 5.60%, 11/30/17(3)	168,394
455,000	AstraZeneca plc, 5.40%, 9/15/12(3)	485,435
260,000	AstraZeneca plc, 5.90%, 9/15/17(3)	274,661
410,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	430,676
250,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(3)	263,709
199,000	Wyeth, 5.95%, 4/1/37(3)	202,963
		2,165,946
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
550,000	Host Hotels & Resorts LP, 7.00%, 8/15/12(3)	459,250
300,000	Host Hotels & Resorts LP, 6.75%, 6/1/16(3)	217,500
350,000	ProLogis, 5.625%, 11/15/16(3)	197,842
		874,592
ROAD & RAIL ― 0.1%
350,000	Hertz Corp. (The), 8.875%, 1/1/14(3)	173,250
270,000	Union Pacific Corp., 5.75%, 11/15/17(3)	259,185
		432,435

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

SOFTWARE ― 0.1%
$ 303,000	Intuit, Inc., 5.75%, 3/15/17(3)	$ 263,893
675,000	Oracle Corp., 5.75%, 4/15/18(3)	684,267
		948,160

SPECIALTY RETAIL ― 0.2%
375,000	Asbury Automotive Group, Inc., 8.00%, 3/15/14(3)	174,375
300,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17(3)	136,500
485,000	Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(3)	460,750
300,000	GSC Holdings Corp., 8.00%, 10/1/12(3)	301,500
180,000	Lowe's Cos., Inc., 5.60%, 9/15/12(3)	186,426
300,000	Michaels Stores, Inc., 10.00%, 11/1/14(3)	103,875
275,000	Toys "R" Us, Inc., 7.375%, 10/15/18(3)	94,875
		1,458,301
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
800,000	Perry Ellis International, Inc., 8.875%, 9/15/13(3)	500,000

TRADING COMPANIES & DISTRIBUTORS ― 0.1%
850,000	Ashtead Capital, Inc., 9.00%, 8/15/16(3)(4)	497,250

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
200,000	Alltel Corp., 7.00%, 7/1/12(3)	206,500
250,000	Cricket Communications, Inc., 9.375%, 11/1/14(3)	229,375
320,000	Rogers Communications, Inc., 6.80%, 8/15/18(3)	321,154
100,000	Syniverse Technologies, Inc., 7.75%, 8/15/13(3)	72,500
160,000	Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)(4)	180,552
226,000	Vodafone Group plc, 5.625%, 2/27/17(3)	219,889
		1,229,970
TOTAL CORPORATE BONDS
(Cost $68,123,709)		58,129,742
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) ― 6.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.3%
1,852,322	FHLMC, VRN, 5.98%, 11/1/11(3)	1,923,062

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 6.0%
632	FHLMC, 6.50%, 12/1/12(3)	663
22,174	FHLMC, 7.00%, 6/1/14(3)	23,293
728,584	FHLMC, 4.50%, 1/1/19(3)	745,509
572,509	FHLMC, 5.00%, 1/1/21(3)	590,549
1,363,864	FHLMC, 5.00%, 4/1/21(3)	1,406,840
5,281	FHLMC, 7.00%, 8/1/29(3)	5,649
34,090	FHLMC, 8.00%, 7/1/30(3)	36,217
316,962	FHLMC, 5.50%, 12/1/33(3)	325,940
13,891,647	FHLMC, 6.00%, 11/1/38	14,398,469
153,361	FHLMC, 6.50%, 7/1/47(3)	159,967
7,337	FNMA, 6.50%, 4/1/12(3)	7,700
43,710	FNMA, 6.00%, 4/1/14(3)	45,866
$11,070	FNMA, 7.50%, 6/1/15(3)	11,633
159,559	FNMA, 5.50%, 12/1/16(3)	166,381
462,494	FNMA, 4.50%, 5/1/19(3)	472,659
508,106	FNMA, 4.50%, 5/1/19(3)	519,274

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 311,206	FNMA, 5.00%, 9/1/20(3)	$ 320,915
1,720	FNMA, 7.00%, 6/1/26(3)	1,840
20,990	FNMA, 7.50%, 3/1/27(3)	22,492
8,238	FNMA, 7.00%, 1/1/29(3)	8,806
44,011	FNMA, 6.50%, 4/1/29(3)	46,476
37,900	FNMA, 6.50%, 8/1/29(3)	40,022
58,485	FNMA, 6.50%, 12/1/29(3)	61,761
17,347	FNMA, 7.00%, 3/1/30(3)	18,548
13,436	FNMA, 8.00%, 7/1/30(3)	14,351
8,624	FNMA, 7.50%, 9/1/30(3)	9,223
43,928	FNMA, 7.00%, 9/1/31(3)	46,969
27,508	FNMA, 6.50%, 1/1/32(3)	29,014
154,939	FNMA, 7.00%, 6/1/32(3)	165,642
41,989	FNMA, 6.50%, 8/1/32(3)	44,288
291,417	FNMA, 6.50%, 11/1/32(3)	307,191
303,968	FNMA, 5.50%, 6/1/33(3)	312,673
182,651	FNMA, 5.50%, 8/1/33(3)	187,881
2,227,994	FNMA, 5.00%, 11/1/33(3)	2,275,637
2,526,052	FNMA, 5.50%, 1/1/34(3)	2,597,148
1,911,528	FNMA, 4.50%, 9/1/35(3)	1,918,654
2,162,881	FNMA, 5.00%, 2/1/36(3)	2,205,753
1,378,752	FNMA, 5.50%, 2/1/37(3)	1,414,360
2,326,939	FNMA, 6.50%, 8/1/37(3)	2,428,652
2,500,000	FNMA, 4.50%, 2/1/39	2,505,469
99,008	FNMA, 6.50%, 6/1/47(3)	103,272
239,669	FNMA, 6.50%, 8/1/47(3)	249,993
319,000	FNMA, 6.50%, 8/1/47(3)	332,740
39,754	FNMA, 6.50%, 9/1/47(3)	41,466
838,574	FNMA, 6.50%, 9/1/47(3)	874,694
324,796	FNMA, 6.50%, 9/1/47(3)	338,786
395,798	FNMA, 6.50%, 9/1/47(3)	412,846
3,044	GNMA, 7.50%, 10/15/25(3)	3,282
35,076	GNMA, 6.00%, 3/15/26(3)	36,547
12,154	GNMA, 7.00%, 12/15/27(3)	13,155
9,452	GNMA, 6.50%, 2/15/28(3)	9,922
7,113	GNMA, 7.00%, 8/15/29(3)	7,691
3,862	GNMA, 7.50%, 5/15/30(3)	4,163
56,278	GNMA, 7.00%, 5/15/31(3)	60,842
228,026	GNMA, 5.50%, 11/15/32(3)	235,216
4,669,924	GNMA, 6.50%, 10/15/38(3)	4,876,295
		43,501,284
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $44,104,227)		45,424,346
U.S. TREASURY SECURITIES ― 1.9%

1,000,000	U.S. Treasury Bonds, 7.125%, 2/15/23(3)	1,342,188
200,000	U.S. Treasury Bonds, 3.50%, 2/15/39(3)	192,095
396,621	U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	396,440
1,993,827	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	2,071,409
1,319,894	U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	1,227,512
2,000,000	U.S. Treasury Notes, 1.375%, 2/15/12(3)	2,000,006

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 6,800,000	U.S. Treasury Notes, 1.875%, 2/28/14(3)	$ 6,761,192
TOTAL U.S. TREASURY SECURITIES
(Cost $14,142,775)		13,990,842
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) ― 1.9%
1,200,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(3)	1,098,358
800,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(3)	555,443
3,266,296	Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2004-1, Class XP, VRN, 0.65%, 3/2/09(3)	40,045
271,215	Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.61%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(3)(4)	233,137
1,184,528	Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.57%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(3)(4)	1,024,171
7,190,076	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 3/2/09(3)	140,548
708,082	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.70%, 3/2/09(3)	36,657
39,779	Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.56%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(4)	39,572
600,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001 CK3, Class A4 SEQ, 6.53%, 6/15/34(3)	589,520
800,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(3)	769,302
3,750,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.64%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	3,062,442
335,347	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.54%, 3/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	278,995
319,771	GS Mortgage Securities Corp. II, Series 2007 EOP, Class A1, VRN, 0.54%, 3/6/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	239,588
2,300,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(3)	2,098,187
234,194	LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(3)	221,066
1,192,644	LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A2, VRN, 4.57%, 3/11/09(3)	1,187,788
1,192,636	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	1,141,105
140,358	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006 LLFA, Class A1, VRN, 0.54%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.08% with no caps(3)(4)	109,327
593,601	Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.53%, 3/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	458,528
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $15,128,410)		13,323,779

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

MUNICIPAL SECURITIES ― 1.7%
$ 2,000,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(3)	$ 2,082,800
500,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(3)(8)	559,700
2,800,000	Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(3)(8)	3,198,552
2,800,000	Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(3)(8)	3,223,248
700,000	Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.85%, 3/5/09 (LOC: Bank of America N.A.)(3)	700,000
1,165,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18(3)	1,359,287
300,000	Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	265,104
305,000	Orange County Housing Finance Auth. Rev., Series 2002 B, (Millenia), VRDN, 1.60%, 3/15/09 (LOC: FNMA)(3)	305,000
400,000	Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 1.00%, 3/4/09 (LOC: Citibank N.A.)(3)	400,000
TOTAL MUNICIPAL SECURITIES
(Cost $11,491,179)		12,093,691
COMMERCIAL PAPER(9)― 1.0%
700,000	Allied Irish Banks N.A., 2.71%, 5/18/09(3)(4)	698,327
700,000	American Honda Finance, 0.75%, 5/18/09(3)	698,327
700,000	Catholic Health Initiatives, 1.80%, 8/10/09(3)	700,595
700,000	Crown Point Capital Co. LLC, 1.35%, 3/20/09(3)(4)	699,664
694,000	Eli Lilly & Co., 0.30%, 7/8/09(3)(4)	692,591
700,000	Govco LLC, 0.70%, 6/17/09(3)(4)	696,857
700,000	Legacy Capital LLC, 1.10%, 4/1/09(3)(4)	699,461
700,000	Lexington Parker Capital, 1.56%, 4/10/09(3)(4)	699,265
700,000	Toyota de Puerto Rico Corp, 1.10%, 4/20/09(3)	699,503
700,000	U.S. Bank N.A., 0.85%, 7/22/09(3)	698,173
300,000	Yale University, 3.07%, 3/10/09(3)	299,970
TOTAL COMMERCIAL PAPER
(Cost $7,283,046)		7,282,733
COLLATERALIZED MORTGAGE OBLIGATIONS(7) ― 0.9%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.2%
1,031,800	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	619,085
1,253,692	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	875,939
16,308	MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	14,793
		1,509,817
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.7%
547,771	FHLMC, Series 2541, Class EA SEQ, 5.00%, 3/15/16(3)	552,491
769,701	FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(3)	779,342
143,973	FHLMC, Series 2900, Class PA, 4.50%, 3/15/14(3)	144,220
900,000	FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	914,075
117,675	FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(3)	117,960
179,471	FNMA, Series 2003-52, Class KF SEQ, VRN, 0.87%, 3/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	176,980
448,000	FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(3)	456,813

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

$ 1,638,019	FNMA, Series 2005-63, Class HA SEQ, 5.00%, 4/25/23(3)	$ 1,674,920
		4,816,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,963,330)		6,326,618
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 0.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 0.4%
700,000	Bank of America Corp., VRN, 1.47%, 4/30/09(3)(10)	703,784
700,000	Citigroup Funding, Inc., VRN, 1.50%, 4/30/09(3)(10)	703,782
700,000	FHLB, VRN, 1.27%, 3/2/09(3)	700,755
700,000	Morgan Stanley, VRN, 1.23%, 3/20/09(3)(10)	705,296
		2,813,617
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 0.2%
1,500,000	FNMA, 4.625%, 10/15/13(3)	1,635,608

TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $4,360,289)		4,449,225
ASSET-BACKED SECURITIES(7) ― 0.2%
38,636	Accredited Mortgage Loan Trust, Series 2006-2, Class A1, VRN, 0.51%, 3/25/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(3)	38,018
800,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(3)	793,674
239,828	SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 1.15%, 4/27/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(3)	238,739
367,547	SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 1.17%, 4/27/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(3)	366,437
TOTAL ASSET-BACKED SECURITIES
(Cost $1,445,976)		1,436,868
CONVERTIBLE PREFERRED STOCKS(2)
3,300	Legg Mason, Inc., 7.00%, 6/30/11
(Cost $62,110)		52,800
SOVEREIGN GOVERNMENTS & AGENCIES(2)
37,000	Hydro Quebec, 8.40%, 1/15/22(3)
(Cost $43,665)		50,718
PREFERRED STOCKS(2)
131	Preferred Blocker, Inc. (GMAC LLC), 7.00%, 12/31/11(4)(11)
(Cost $126,170)		22,376
TEMPORARY CASH INVESTMENTS ― 3.1%
800,000	FHLB Discount Notes, 1.16%, 4/16/09(3)(9)	799,795
750,000	FHLB Discount Notes, 1.82%, 5/15/09(3)(9)	749,622

20,783,629	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	20,783,629
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $22,329,641)		22,333,046

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                            Value

TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS ― 0.3%
2,100,000	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $2,100,000)		$ 2,100,000
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $860,406,456)		716,302,756
OTHER ASSETS AND LIABILITIES — 0.2%		1,212,059
TOTAL NET ASSETS — 100.0%		$717,514,815

Geographic Diversification
(as a % of net assets)
United States	72.2%
United Kingdom	3.5%
Japan	2.0%
Switzerland	1.9%
People's Republic of China	1.6%
Brazil	1.4%
Canada	1.2%
France	1.1%
Netherlands	1.0%
Germany	0.9%
Bermuda	0.9%
South Korea	0.9%
Other Countries	7.8%
Cash and Equivalents*	3.6%
* Includes temporary cash investments and other assets and liabilities.

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
55	S&P 500 E-Mini Futures	March 2009	$2,019,050	$(377,789)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - BUY PROTECTION
$720,000
Pay quarterly a fixed rate equal to 0.60% multiplied by the notional amount and receive from Deutsche Bank AG upon each default event of Marsh & McLennan Cos., Inc., par value of the proportional notional amount of Marsh & McLennan Cos., Inc., 5.375%, 7/15/14.
		June 2013	$ 3,450
1,900,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.	March 2017	149,225
			$ 152,675

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
Ambac	-	Ambac Assurance Corporation
CVA	-	Certificaten Van Aandelen
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
ETF	-	Exchange Traded Fund
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MBIA	-	MBIA Insurance Corporation
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts and swap agreements. At the period end, the aggregate value of securities pledged was $2,172,000.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $14,640,150, which represented 2.0% of total net assets.

(5)	Security is in default.
(6)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(7)	Final maturity indicated, unless otherwise noted.
(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)	The rate indicated is the yield to maturity at purchase.
(10)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(11)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of February 28, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 421,054,092	$(377,789)
Level 2 - Other Significant Observable Inputs	295,248,664	152,675
Level 3 - Significant Unobservable Inputs	-	-
	$ 716,302,756	$(225,114)

* Includes futures contracts and swap agreements.

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 899,902,418
Gross tax appreciation of investments	$ 18,660,309
Gross tax depreciation of investments	(202,259,971)
Net tax appreciation (depreciation) of investments	$ (183,599,662)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Newton Fund

February 28, 2009

Newton – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 102.1%
AEROSPACE & DEFENSE ― 4.8%
951	AeroVironment, Inc.(1)	$ 29,690
555	Cubic Corp.	14,463
		44,153
AIRLINES ― 4.3%
3,672	Airtran Holdings, Inc.(1)	10,979
770	Alaska Air Group, Inc.(1)	16,871
514	Ryanair Holdings plc ADR(1)	12,254
		40,104
BIOTECHNOLOGY ― 5.7%
296	Amgen, Inc.(1)	14,484
1,346	Emergent Biosolutions, Inc.(1)	25,991
2,562	NPS Pharmaceuticals, Inc.(1)	11,657
		52,132
COMMUNICATIONS EQUIPMENT ― 1.7%
2,935	BigBand Networks, Inc.(1)	15,966

DIVERSIFIED CONSUMER SERVICES ― 9.0%
270	Apollo Group, Inc., Class A(1)	19,575
651	Career Education Corp.(1)	16,060
2,854	ChinaEdu Corp. ADR(1)	16,867
312	DeVry, Inc.	16,209
124	ITT Educational Services, Inc.(1)	14,074
		82,785
DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.7%
4,027	Qwest Communications International, Inc.	13,651
1,404	Shenandoah Telecommunications Co.	29,695
		43,346
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 1.3%
1,193	Cogent, Inc.(1)	12,407

FOOD & STAPLES RETAILING ― 1.3%
337	Nash Finch Co.	11,741

FOOD PRODUCTS ― 3.5%
1,651	American Dairy, Inc.(1)	19,003
1,104	Calavo Growers, Inc.	13,093
		32,096
GAS UTILITIES ― 3.1%
361	Laclede Group, Inc. (The)	14,289
394	Suburban Propane Partners LP	14,227
		28,516
HEALTH CARE EQUIPMENT & SUPPLIES ― 10.9%
12,396	ATS Medical, Inc.(1)	28,883
1,226	Cantel Medical Corp.(1)	15,300
660	Greatbatch, Inc.(1)	12,857
569	ICU Medical, Inc.(1)	17,941
1,109	Thoratec Corp.(1)	25,329
		100,310
HEALTH CARE PROVIDERS & SERVICES ― 5.3%

Newton – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

596	Emergency Medical Services Corp., Class A(1)	18,249
1,112	Ensign Group, Inc. (The)	$ 14,712
512	HMS Holdings Corp.(1)	15,555
		48,516
INSURANCE ― 4.9%
430	Allied World Assurance Co. Holdings Ltd.	16,516
314	RLI Corp.	15,380
648	Tower Group, Inc.	13,213
		45,109

METALS & MINING ― 11.3%
257	AngloGold Ashanti Ltd. ADR	7,666
436	Barrick Gold Corp.	13,167
1,824	DRDGOLD Ltd. ADR	14,537
1,322	Gold Fields Ltd. ADR	13,458
270	Goldcorp, Inc. New York Shares	7,808
1,162	Harmony Gold Mining Co. Ltd. ADR(1)	13,921
878	Kinross Gold Corp. New York Shares	13,855
1,629	Kirkland Lake Gold, Inc.(1)	6,851
303	Newmont Mining Corp.	12,614
		103,877
MULTILINE RETAIL ― 3.9%
1,310	Family Dollar Stores, Inc.	35,946

OIL, GAS & CONSUMABLE FUELS ― 3.8%
580	Inergy LP	13,062
379	Sunoco, Inc.	12,678
804	Western Refining, Inc.	9,125
		34,865
PAPER & FOREST PRODUCTS ― 1.3%
763	Schweitzer-Mauduit International, Inc.	11,598

PHARMACEUTICALS ― 7.1%
1,353	Biovail Corp.	14,274
698	Bristol-Myers Squibb Co.	12,850
1,470	Cypress Bioscience, Inc.(1)	12,407
2,057	Salix Pharmaceuticals Ltd.(1)	15,325
6,289	SuperGen, Inc.(1)	10,377
		65,233
ROAD & RAIL ― 1.7%
948	Marten Transport Ltd.(1)	15,699

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.1%
391	NVE Corp.(1)	10,596

SOFTWARE ― 5.5%
1,644	ArcSight, Inc.(1)	15,355
1,097	EPIQ Systems, Inc.(1)	18,506
2,056	TeleCommunication Systems, Inc., Class A(1)	16,962
		50,823
THRIFTS & MORTGAGE FINANCE ― 2.2%
2,181	Ocwen Financial Corp.(1)	19,913

WATER UTILITIES ― 1.6%
805	Aqua America, Inc.	14,812

Newton – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

WIRELESS TELECOMMUNICATION SERVICES ― 2.1%
2,152	USA Mobility, Inc.(1)	$ 19,669

TOTAL INVESTMENT SECURITIES — 102.1%
(Cost $984,508)		940,212
OTHER ASSETS AND LIABILITIES — (2.1)%		(19,140)
TOTAL NET ASSETS — 100.0%		$ 921,072

Geographic Diversification
(as a % of net assets)
United States	85.7%
Canada	6.1%
South Africa	5.4%
Cayman Islands	1.8%
Bermuda	1.8%
Ireland	1.3%
Other assets and liabilities	(2.1)%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Newton – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 933,361
Level 2 - Other Significant Observable Inputs	6,851
Level 3 - Significant Unobservable Inputs	-
$ 940,212

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 984,508
Gross tax appreciation of investments	$ 37,918
Gross tax depreciation of investments	(82,214)
Net tax appreciation (depreciation) of investments	$ (44,296)

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 23, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 23, 2009